Schedule of Investments (unaudited)

December 31, 2021

PFM Multi-Manager Domestic Equity Fund

Investments	Shares	Value
COMMON STOCKS - 38.4%
COMMUNICATION SERVICES - 2.3%
Alphabet, Inc., Class A(a)	3,782	$10,956,606
ATN International, Inc.	1,302	52,015
Cogent Communications Holdings, Inc.	46,822	3,426,434
Comcast Corp., Class A	29,767	1,498,173
comScore, Inc.(a)	5,480	18,303
Consolidated Communications Holdings, Inc.(a)	10,385	77,680
Cumulus Media, Inc., Class A(a)	395	4,444
DHI Group, Inc.(a)	5,047	31,493
Meta Platforms, Inc., Class A(a)	12,260	4,123,651
Ooma, Inc.(a)	1,421	29,045
Walt Disney Co. (The)(a)	7,508	1,162,914
Yelp, Inc.(a)	2,221	80,489
Total Communication Services		21,461,247
CONSUMER DISCRETIONARY - 2.9%
Aaron's Co., Inc. (The)	7,315	180,315
Abercrombie & Fitch Co., Class A(a)	6,214	216,434
Advance Auto Parts, Inc.	8,600	2,062,968
Amazon.com, Inc.(a)	2,692	8,976,043
American Axle & Manufacturing Holdings, Inc.(a)	20,885	194,857
American Public Education, Inc.(a)	4,597	102,283
Barnes & Noble Education, Inc.(a)	3,100	21,111
Chico's FAS, Inc.(a)	18,621	100,181
Cooper-Standard Holdings, Inc.(a)	1,226	27,475
Crocs, Inc.(a)	9,595	1,230,271
Dollar General Corp.	3,317	782,248
General Motors Co.(a)	18,769	1,100,426
Genesco, Inc.(a)	2,909	186,670
Group 1 Automotive, Inc.	1,772	345,930
Home Depot, Inc. (The)	4,475	1,857,170
Houghton Mifflin Harcourt Co.(a)	1,945	31,314
Kontoor Brands, Inc.	833	42,691
Leslie's, Inc.(a)	55,000	1,301,300
Luminar Technologies, Inc.(a)	78,555	1,328,365
MarineMax, Inc.(a)	4,875	287,820
Marriott International, Inc., Class A(a)	12,129	2,004,196
O'Reilly Automotive, Inc.(a)	1,336	943,523
Perdoceo Education Corp.(a)	17,039	200,379
Planet Fitness, Inc., Class A(a)	6,300	570,654
PlayAGS, Inc.(a)	2,715	18,435
Signet Jewelers Ltd.	2,856	248,558
Sonic Automotive, Inc., Class A	1,939	95,883
Standard Motor Products, Inc.	3,120	163,457
Tenneco, Inc., Class A(a)	6,212	70,196

Investments	Shares	Value
COMMON STOCKS (continued)
CONSUMER DISCRETIONARY (continued)
Terminix Global Holdings, Inc.(a)	21,500	$972,445
Tractor Supply Co.	3,650	870,890
Ulta Beauty, Inc.(a)	1,850	762,829
Unifi, Inc.(a)	2,044	47,319
Universal Electronics, Inc.(a)	1,716	69,927
Universal Technical Institute, Inc.(a)	5,014	39,209
Vera Bradley, Inc.(a)	7,184	61,136
Vista Outdoor, Inc.(a)	6,469	298,027
Total Consumer Discretionary		27,812,935
CONSUMER STAPLES - 2.8%
Andersons, Inc. (The)	4,679	181,124
Beiersdorf AG, ADR	108,518	2,234,386
Boston Beer Co., Inc. (The), Class A(a)	1,300	656,630
Cal-Maine Foods, Inc.	51,012	1,886,934
Calavo Growers, Inc.	4,645	196,948
Church & Dwight Co., Inc.	7,100	727,750
Clorox Co. (The)	38,556	6,722,624
Coca-Cola Consolidated, Inc.	582	360,369
Costco Wholesale Corp.	2,628	1,491,916
Darling Ingredients, Inc.(a)	9,837	681,606
Estee Lauder Cos., Inc. (The), Class A	2,992	1,107,638
Fresh Del Monte Produce, Inc.	4,839	133,556
Freshpet, Inc.(a)	10,100	962,227
Henkel AG & Co. KGaA, ADR	17,650	348,058
Hershey Co. (The)	4,700	909,309
Hormel Foods Corp.	17,800	868,818
JM Smucker Co. (The)	9,900	1,344,618
Kimberly-Clark Corp.	10,842	1,549,539
Lamb Weston Holdings, Inc.	11,500	728,870
Landec Corp.(a)	4,363	48,429
McCormick & Co., Inc., NVDR	12,900	1,246,269
PepsiCo, Inc.	5,718	993,274
Sanderson Farms, Inc.	5,003	955,973
USANA Health Sciences, Inc.(a)	2,562	259,274
Total Consumer Staples		26,596,139
ENERGY - 0.6%
Dorian LPG Ltd.	7,006	88,906
HollyFrontier Corp.	5,107	167,407
Kosmos Energy Ltd.(a)	630,075	2,180,059
Nabors Industries Ltd.(a)	440	35,680
Par Pacific Holdings, Inc.(a)	11,945	196,973
Patterson-UTI Energy, Inc.	28,082	237,293
Phillips 66	14,230	1,031,106
SM Energy Co.	3,540	104,359
TechnipFMC PLC(a)	216,755	1,283,190
Whiting Petroleum Corp.(a)	324	20,956
Total Energy		5,345,929
FINANCIALS - 5.7%
Alleghany Corp.(a)	1,896	1,265,751
Allegiance Bancshares, Inc.	2,268	95,732

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2021

PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS (continued)
FINANCIALS (continued)
American Equity Investment Life Holding Co.	6,764	$263,255
Ameriprise Financial, Inc.	7,100	2,141,786
Aon PLC, Class A	14,945	4,491,869
Arthur J Gallagher & Co.	10,800	1,832,436
Banc of California, Inc.	9,934	194,905
Bank of America Corp.	42,122	1,874,008
BankUnited, Inc.	4,402	186,249
Bankwell Financial Group, Inc.	944	31,001
Banner Corp.	4,093	248,322
BCB Bancorp, Inc.	1,623	25,043
Berkshire Hathaway, Inc., Class B(a)	20,730	6,198,270
Blucora, Inc.(a)	14,760	255,643
Chubb Ltd.	9,432	1,823,300
Cullen/Frost Bankers, Inc.	7,100	895,097
Customers Bancorp, Inc.(a)	3,672	240,039
Donegal Group, Inc., Class A	3,171	45,314
Employers Holdings, Inc.	7,111	294,253
Enova International, Inc.(a)	6,478	265,339
Everest Re Group Ltd.	12,542	3,435,505
EZCORP, Inc., Class A(a)	11,139	82,094
First BanCorp	22,621	311,717
First Business Financial Services, Inc.	621	18,115
First Internet Bancorp	1,102	51,838
FS Bancorp, Inc.	634	21,321
Genworth Financial, Inc., Class A(a)	54,126	219,210
Greenhill & Co., Inc.	8,307	148,944
Hanmi Financial Corp.	3,917	92,755
Hartford Financial Services Group, Inc. (The)	16,198	1,118,310
Hilltop Holdings, Inc.	4,590	161,293
HomeStreet, Inc.	5,913	307,476
Intercontinental Exchange, Inc.	29,910	4,090,791
James River Group Holdings Ltd.	6,280	180,927
JPMorgan Chase & Co.	13,193	2,089,111
MetLife, Inc.	8,520	532,415
National Bank Holdings Corp., Class A	4,816	211,615
NBT Bancorp, Inc.	612	23,574
Northeast Bank	789	28,191
Northern Trust Corp.	32,819	3,925,481
Northfield Bancorp, Inc.	4,379	70,765
Northrim BanCorp, Inc.	891	38,723
Piper Sandler Cos.	2,302	410,930
Popular, Inc.	13,750	1,128,050
Preferred Bank	2,202	158,082
ProAssurance Corp.	6,201	156,885
Prosperity Bancshares, Inc.	9,700	701,310
Reinsurance Group of America, Inc.	7,736	847,015
S&T Bancorp, Inc.	615	19,385
Safety Insurance Group, Inc.	1,023	86,986
SiriusPoint Ltd.(a)	10,370	84,308
Stewart Information Services Corp.	4,060	323,704
StoneX Group, Inc.(a)	1,545	94,631
SVB Financial Group(a)	1,650	1,119,096

Investments	Shares	Value
COMMON STOCKS (continued)
FINANCIALS (continued)
Towne Bank	22,192	$701,045
Tradeweb Markets, Inc., Class A	13,200	1,321,848
Travelers Cos., Inc. (The)	22,878	3,578,805
Triumph Bancorp, Inc.(a)	913	108,720
UMB Financial Corp.	5,272	559,412
United Fire Group, Inc.	3,334	77,315
Universal Insurance Holdings, Inc.	4,543	77,231
Valley National Bancorp	40,163	552,241
Western New England Bancorp, Inc.	1,603	14,042
White Mountains Insurance Group Ltd.	1,076	1,090,956
WR Berkley Corp.	11,634	958,525
Total Financials		53,998,305
HEALTH CARE - 7.0%
Abbott Laboratories	9,812	1,380,941
Abcam PLC, ADR(a)	12,500	294,375
Accuray, Inc.(a)	9,741	46,465
Adaptive Biotechnologies Corp.(a)	26,609	746,649
Aerie Pharmaceuticals, Inc.(a)	3,050	21,411
Align Technology, Inc.(a)	2,550	1,675,809
Allscripts Healthcare Solutions, Inc.(a)	16,357	301,787
AMN Healthcare Services, Inc.(a)	1,243	152,056
Amphastar Pharmaceuticals, Inc.(a)	7,431	173,068
Anika Therapeutics, Inc.(a)	2,177	78,002
Apria, Inc.(a)	820	26,732
Baxter International, Inc.	42,406	3,640,131
Becton Dickinson and Co.	7,332	1,843,851
Bio-Rad Laboratories, Inc., Class A(a)	1,280	967,130
Bio-Techne Corp.	5,804	3,002,641
Bioventus, Inc., Class A(a)	12,451	180,415
Bristol-Myers Squibb Co.	11,205	698,632
Castlight Health, Inc., Class B(a)	19,924	30,683
Catalent, Inc.(a)	16,055	2,055,522
Cigna Corp.	5,489	1,260,439
Computer Programs & Systems, Inc.(a)	2,504	73,367
Cooper Cos., Inc. (The)	2,300	963,562
Cutera, Inc.(a)	5,589	230,937
CytomX Therapeutics, Inc.(a)	9,941	43,044
Danaher Corp.	18,195	5,986,337
DENTSPLY SIRONA, Inc.	61,911	3,454,015
Edwards Lifesciences Corp.(a)	16,200	2,098,710
Enanta Pharmaceuticals, Inc.(a)	3,411	255,075
Endo International PLC(a)	16,859	63,390
Exelixis, Inc.(a)	3,804	69,537
Guardant Health, Inc.(a)	5,853	585,417
HealthStream, Inc.(a)	6,488	171,024
ICU Medical, Inc.(a)	8,108	1,924,353
Inogen, Inc.(a)	5,064	172,176

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2021

PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS (continued)
HEALTH CARE (continued)
Integra LifeSciences Holdings Corp.(a)	14,600	$978,054
Intercept Pharmaceuticals, Inc.(a)	7,441	121,214
Intersect ENT, Inc.(a)	6,645	181,475
Invacare Corp.(a)	3,727	10,137
Johnson & Johnson	3,358	574,453
Maravai LifeSciences Holdings, Inc., Class A(a)	19,150	802,385
Masimo Corp.(a)	21,705	6,354,790
Mirum Pharmaceuticals, Inc.(a)	1,000	15,950
Natus Medical, Inc.(a)	1,298	30,802
NextGen Healthcare, Inc.(a)	11,503	204,638
Orthofix Medical, Inc.(a)	2,420	75,238
Puma Biotechnology, Inc.(a)	8,890	27,026
Radius Health, Inc.(a)	2,067	14,304
Sarepta Therapeutics, Inc.(a)	1,264	113,823
Seres Therapeutics, Inc.(a)	1,913	15,935
Smith & Nephew PLC, ADR	107,494	3,721,442
STERIS PLC	5,450	1,326,584
Surmodics, Inc.(a)	889	42,805
Tandem Diabetes Care, Inc.(a)	7,900	1,189,108
Teleflex, Inc.	2,524	829,083
Thermo Fisher Scientific, Inc.	2,201	1,468,595
Universal Health Services, Inc., Class B	23,114	2,996,961
Varex Imaging Corp.(a)	5,499	173,493
Veeva Systems, Inc., Class A(a)	3,900	996,372
Vertex Pharmaceuticals, Inc.(a)	21,610	4,745,556
Waters Corp.(a)	5,150	1,918,890
Zimmer Biomet Holdings, Inc.	24,349	3,093,297
Total Health Care		66,690,093
INDUSTRIALS - 5.0%
3M Co.	18,707	3,322,924
AAR Corp.(a)	2,750	107,333
ABM Industries, Inc.	8,392	342,813
Aerojet Rocketdyne Holdings, Inc.	12,312	575,709
Allegiant Travel Co.(a)	2,396	448,148
AMETEK, Inc.	27,036	3,975,373
Apogee Enterprises, Inc.	4,051	195,056
ArcBest Corp.	3,512	420,913
Argan, Inc.	247	9,556
Astronics Corp.(a)	2,784	33,408
Atlas Air Worldwide Holdings, Inc.(a)	4,909	462,035
Barrett Business Services, Inc.	359	24,793
Boise Cascade Co.	5,406	384,907
Chart Industries, Inc.(a)	5,082	810,528
Clarivate Analytics PLC(a)	43,800	1,030,176
CoreCivic, Inc.(a)	2,045	20,389
CoStar Group, Inc.(a)	11,500	908,845
DXP Enterprises, Inc.(a)	2,228	57,193
Encore Wire Corp.	2,864	409,838
Forrester Research, Inc.(a)	1,787	104,951

Investments	Shares	Value
COMMON STOCKS (continued)
INDUSTRIALS (continued)
Fortive Corp.	30,100	$2,296,329
Generac Holdings, Inc.(a)	5,100	1,794,792
Graco, Inc.	9,900	798,138
Granite Construction, Inc.	7,836	303,253
Heidrick & Struggles International, Inc.	3,698	161,714
HNI Corp.	4,280	179,974
Honeywell International, Inc.	5,415	1,129,082
Hub Group, Inc., Class A(a)	3,502	295,008
Hyster-Yale Materials Handling, Inc.	444	18,248
IDEX Corp.	4,250	1,004,360
Interface, Inc.	4,365	69,622
Kelly Services, Inc., Class A	3,282	55,039
Lockheed Martin Corp.	554	196,897
LSI Industries, Inc.	2,351	16,128
Manitowoc Co., Inc. (The)(a)	387	7,194
Matthews International Corp., Class A	3,831	140,483
Meritor, Inc.(a)	797	19,750
Mistras Group, Inc.(a)	1,680	12,482
Moog, Inc., Class A	2,894	234,327
Mueller Industries, Inc.	4,632	274,956
Mueller Water Products, Inc., Class A	128,790	1,854,576
MYR Group, Inc.(a)	2,864	316,615
Nordson Corp.	4,700	1,199,769
Norfolk Southern Corp.	6,965	2,073,550
Northrop Grumman Corp.	5,647	2,185,784
NOW, Inc.(a)	23,035	196,719
Powell Industries, Inc.	830	24,477
Quanex Building Products Corp.	3,909	96,865
Resources Connection, Inc.	7,561	134,888
REV Group, Inc.	5,704	80,712
Rockwell Automation, Inc.	3,630	1,266,325
Saia, Inc.(a)	15,525	5,232,391
Tennant Co.	1,993	161,513
Titan International, Inc.(a)	14,804	162,252
Toro Co. (The)	14,000	1,398,740
Trane Technologies PLC	5,950	1,202,078
TrueBlue, Inc.(a)	2,728	75,484
Union Pacific Corp.	21,765	5,483,256
Verisk Analytics, Inc.	3,700	846,301
Veritiv Corp.(a)	1,075	131,763
Wabash National Corp.	12,188	237,910
Werner Enterprises, Inc.	19,939	950,293
Total Industrials		47,964,925
INFORMATION TECHNOLOGY - 8.3%
Adobe, Inc.(a)	2,363	1,339,963
ADTRAN, Inc.	8,043	183,622
Akamai Technologies, Inc.(a)	6,900	807,576
Amphenol Corp., Class A	31,038	2,714,583
Anaplan, Inc.(a)	21,400	981,190
Apple, Inc.	67,822	12,043,153
Applied Materials, Inc.	4,970	782,079
Applied Optoelectronics, Inc.(a)	1,007	5,176
Arlo Technologies, Inc.(a)	12,554	131,691
Asana, Inc., Class A(a)	21,400	1,595,370
Avnet, Inc.	2,034	83,862

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2021

PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS (continued)
INFORMATION TECHNOLOGY (continued)
Benchmark Electronics, Inc.	1,379	$37,371
BM Technologies, Inc.(a)	1,101	10,140
Broadcom, Inc.	3,080	2,049,463
CalAmp Corp.(a)	3,798	26,814
CommScope Holding Co., Inc.(a)	25,052	276,574
Comtech Telecommunications Corp.	4,271	101,180
CSG Systems International, Inc.	4,912	283,029
Diebold Nixdorf, Inc.(a)	2,972	26,897
DZS, Inc.(a)	2,054	33,316
Entegris, Inc.	26,090	3,615,552
Extreme Networks, Inc.(a)	10,652	167,236
Fidelity National Information Services, Inc.	9,257	1,010,402
Harmonic, Inc.(a)	21,749	255,768
Infinera Corp.(a)	5,003	47,979
Insight Enterprises, Inc.(a)	1,006	107,240
Jack Henry & Associates, Inc.	21,395	3,572,751
Microchip Technology, Inc.	19,173	1,669,201
Microsoft Corp.	35,553	11,957,185
Monolithic Power Systems, Inc.	6,535	3,223,912
Motorola Solutions, Inc.	17,850	4,849,845
NETGEAR, Inc.(a)	6,390	186,652
Nutanix, Inc., Class A(a)	29,800	949,428
NVIDIA Corp.	24,931	7,332,456
Okta, Inc.(a)	4,900	1,098,433
OneSpan, Inc.(a)	5,243	88,764
Palo Alto Networks, Inc.(a)	3,300	1,837,308
PayPal Holdings, Inc.(a)	4,160	784,493
PC Connection, Inc.	3,478	150,006
Plantronics, Inc.(a)	4,600	134,964
Progress Software Corp.	1,243	60,000
Pure Storage, Inc., Class A(a)	49,300	1,604,715
Sanmina Corp.(a)	2,955	122,514
ScanSource, Inc.(a)	3,502	122,850
SMART Global Holdings, Inc.(a)	4,301	305,328
Smartsheet, Inc., Class A(a)	9,600	743,520
Super Micro Computer, Inc.(a)	926	40,698
Synopsys, Inc.(a)	2,550	939,675
Unisys Corp.(a)	4,199	86,373
Unity Software, Inc.(a)	11,830	1,691,572
Veeco Instruments, Inc.(a)	8,135	231,603
Visa, Inc., Class A	5,441	1,179,119
Workday, Inc., Class A(a)	7,100	1,939,578
Xerox Holdings Cop.	13,033	295,067
Zendesk, Inc.(a)	11,200	1,168,048
Zscaler, Inc.(a)	5,100	1,638,783
Total Information Technology		78,722,067
MATERIALS - 1.2%
AdvanSix, Inc.	4,449	210,215
Alpha Metallurgical Resources, Inc.(a)	1,022	62,393
American Vanguard Corp.	3,039	49,809
AptarGroup, Inc.	12,670	1,551,822

Investments	Shares	Value
COMMON STOCKS (continued)
MATERIALS (continued)
Avery Dennison Corp.	5,940	$1,286,426
Ball Corp.	7,430	715,286
Clearwater Paper Corp.(a)	2,769	101,539
GCP Applied Technologies, Inc.(a)	70,901	2,244,726
Hawkins, Inc.	1,552	61,226
O-I Glass, Inc.(a)	23,355	280,961
Olin Corp.	3,476	199,940
Rayonier Advanced Materials, Inc.(a)	8,245	47,079
Stepan Co.	1,050	130,504
SunCoke Energy, Inc.	36,034	237,464
Trinseo PLC	5,992	314,340
Wheaton Precious Metals Corp.	92,335	3,963,942
Total Materials		11,457,672
REAL ESTATE - 1.1%
Alexandria Real Estate Equities, Inc.	3,528	786,603
Armada Hoffler Properties, Inc.	8,302	126,357
Boston Properties, Inc.	1,556	179,220
Chatham Lodging Trust(a)	9,255	126,979
Community Healthcare Trust, Inc.	4,249	200,850
Cousins Properties, Inc.	27,972	1,126,712
Diversified Healthcare Trust	34,633	107,016
Equity Commonwealth(a)	137,430	3,559,437
Four Corners Property Trust, Inc.	7,881	231,780
Franklin Street Properties Corp.	10,234	60,892
Healthcare Realty Trust, Inc.	51,953	1,643,793
Industrial Logistics Properties Trust	13,981	350,224
Monmouth Real Estate Investment Corp.	18,934	397,803
NexPoint Residential Trust, Inc.	2,724	228,353
Prologis, Inc.	4,170	702,061
Realogy Holdings Corp.(a)	15,458	259,849
RPT Realty	8,258	110,492
Veris Residential, Inc.(a)	5,484	100,796
Whitestone REIT	10,078	102,090
Xenia Hotels & Resorts, Inc.(a)	2,976	53,896
Total Real Estate		10,455,203
UTILITIES - 1.5%
American Water Works Co., Inc.	2,978	562,425
Avista Corp.	28,464	1,209,435
California Water Service Group	6,040	434,035
Essential Utilities, Inc.	3,876	208,103
IDACORP, Inc.	1,749	198,179
NextEra Energy, Inc.	64,746	6,044,687
Northwest Natural Holding Co.	6,199	302,387
SJW Group	37,391	2,737,021

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2021

PFM Multi-Manager Domestic Equity Fund (concluded)

Investments	Shares	Value
COMMON STOCKS (continued)
UTILITIES (continued)
United Utilities Group PLC, ADR	85,498	$2,514,496
Total Utilities		14,210,768

TOTAL COMMON STOCKS (Cost: $311,744,863)		364,715,283
EXCHANGE-TRADED FUND - 60.3%
Vanguard Total Stock Market ETF (Cost: $417,723,062)	2,369,806	572,165,961

SHORT-TERM INVESTMENTS - 1.3%
State Street Institutional Treasury Money Market Fund – Investor Class Shares, 0.06%(b) (Cost: $12,304,200)	12,304,200	12,304,200

Investments	Shares	Value
TOTAL INVESTMENTS - 100.0% (Cost: $741,772,125)		$949,185,444
OTHER ASSETS AND LIABILITIES, NET - (0.0)% (c)		(9,964)
NET ASSETS - 100.0%		$949,175,480

(a)	Non-income producing security.
(b)	The rate shown is the annualized seven-day yield at December 31, 2021.
(c)	Amount is less than 0.05%.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2021.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$364,715,283	$—	$—	$364,715,283
Exchange-Traded Fund	572,165,961	—	—	572,165,961
Money Market Fund	12,304,200	—	—	12,304,200
Total	$949,185,444	$—	$—	$949,185,444

* See Schedule of Investments for additional detailed categorizations.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2021

PFM Multi-Manager International Equity Fund

Investments	Shares	Value
COMMON STOCKS - 61.8%
ARGENTINA - 0.0% (a)
MercadoLibre, Inc.(b)	258	$347,887
AUSTRALIA - 2.4%
Altium Ltd.	2,072	68,123
Ardent Leisure Group Ltd.(b)	266,249	261,508
Atlassian Corp. PLC, Class A(b)	9,246	3,525,407
Australian Clinical Labs Ltd.(b)	5,244	23,655
Australian Vintage Ltd.	23,052	13,753
BlueScope Steel Ltd.	45,419	690,632
ClearView Wealth Ltd.	32,954	18,941
CSL Ltd.	17,450	3,690,908
CSR Ltd.	23,515	100,597
DGL Group Ltd.(b)	62,319	141,915
Enero Group Ltd.	4,876	14,190
Field Solutions Holdings Ltd.(b)	113,419	14,853
Hansen Technologies Ltd.	71,436	278,057
IGO Ltd.	182,969	1,526,876
Incitec Pivot Ltd.	387,513	913,470
Macmahon Holdings Ltd.	136,065	18,314
Mineral Resources Ltd.	12,688	516,945
MotorCycle Holdings Ltd.	4,504	10,617
New Hope Corp. Ltd.	84,470	137,047
Nufarm Ltd.	4,508	15,907
OFX Group Ltd.(b)	13,042	21,919
OZ Minerals Ltd.	37,347	766,788
Pact Group Holdings Ltd.	17,018	31,325
ReadyTech Holdings Ltd.(b)	6,116	17,354
Redbubble Ltd.(b)	331,252	788,078
Ridley Corp. Ltd.	41,209	44,823
Santos Ltd.	331,696	1,522,763
Seven West Media Ltd.(b)	197,596	92,726
Sonic Healthcare Ltd.	24,585	834,062
South32 Ltd.	377,653	1,101,793
Technology One Ltd.	53,421	497,879
Wagners Holding Co., Ltd.(b)	12,951	15,076
Whitehaven Coal Ltd.(b)	277,752	527,425
WiseTech Global Ltd.	12,745	543,190
Zimplats Holdings Ltd.	1,092	18,567
Total Australia		18,805,483
AUSTRIA - 0.7%
ANDRITZ AG	11,012	568,936
BAWAG Group AG(c)	28,196	1,739,882
Erste Group Bank AG	42,000	1,977,232
OMV AG	19,717	1,121,267
Total Austria		5,407,317
BELGIUM - 0.0% (a)
Ackermans & van Haaren N.V.	768	147,506
Cie d'Entreprises CFE	435	60,816
Deceuninck N.V.	5,252	20,091
Econocom Group S.A.	1,184	4,914
EVS Broadcast Equipment S.A.	1,170	27,573
Total Belgium		260,900

Investments	Shares	Value
COMMON STOCKS (continued)
BRAZIL - 0.5%
B3 S.A. - Brasil Bolsa Balcao	148,259	$296,518
Boa Vista Servicos S.A.	388,124	418,087
Dexco S.A.	47,703	128,122
Itau Unibanco Holding S.A., ADR	211,724	793,965
Klabin S.A., (Unit)	31,433	144,806
Lojas Renner S.A.	55,055	241,570
Petroleo Brasileiro S.A., ADR	25,408	278,980
Raia Drogasil S.A.	69,101	301,464
Telefonica Brasil S.A.	17,063	147,624
Vale S.A., ADR	30,416	426,432
WEG S.A.	38,800	229,735
YDUQS Participacoes SA	31,476	116,184
Total Brazil		3,523,487
BRITAIN - 5.7%
AJ Bell PLC	177,495	911,502
Anglo American PLC	25,716	1,049,806
Aptitude Software Group PLC	3,430	26,928
Ascential PLC(b)	209,590	1,141,571
Ashtead Group PLC	46,547	3,743,679
Auto Trader Group PLC(c)	200,419	2,007,451
BP PLC, ADR	60,769	1,618,278
Cerillion PLC	7,141	86,025
Close Brothers Group PLC	78,100	1,484,200
CNH Industrial N.V.	58,913	1,144,926
Coca-Cola European Partners PLC	36,700	2,052,631
Croda International PLC	2,150	294,505
Dr. Martens PLC(b)	300,915	1,743,259
Endava PLC, ADR(b)	2,918	489,991
FDM Group Holdings PLC	40,851	703,338
Galliford Try Holdings PLC	6,934	16,875
Games Workshop Group PLC	11,652	1,572,425
Gear4Music Holdings PLC(b)	2,063	20,105
GlaxoSmithKline PLC	115,500	2,511,678
GlaxoSmithKline PLC, ADR	30,669	1,352,503
Greggs PLC	2,313	104,473
Gulf Keystone Petroleum Ltd.	25,883	62,851
Hargreaves Services PLC	6,908	38,196
HSBC Holdings PLC	293,117	1,780,012
IntegraFin Holdings PLC	54,884	416,386
Kainos Group PLC	2,007	52,077
Keystone Law Group PLC	2,569	28,861
Moneysupermarket.com Group PLC	179,679	525,322
Mortgage Advice Bureau Holdings Ltd.	80,397	1,577,910
Norcros PLC	4,661	19,747
Numis Corp. PLC	83,706	387,487
Petershill Partners PLC(d)	376,456	1,398,720
Prudential PLC	7,885	136,024
Reckitt Benckiser Group PLC	18,200	1,562,327
Rentokil Initial PLC	308,500	2,438,610
Rightmove PLC	170,208	1,831,561
Rotork PLC	117,773	569,418
S4 Capital PLC(b)	152,753	1,310,851
Sabre Insurance Group PLC(c)	286,132	711,846
Sage Group PLC (The)	32,522	375,316
Schroders PLC	16,875	813,145
ScS Group PLC	4,004	12,357
Unilever PLC	33,300	1,783,951

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2021

PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS (continued)
BRITAIN (continued)
UP Global Sourcing Holdings PLC	4,984	$13,762
Victorian Plumbing Group PLC(b)	351,174	563,743
Vivo Energy PLC(c)	836,776	1,492,791
Total Britain		43,979,420
CANADA - 3.7%
Alaris Equity Partners Income, UNIT	11,300	167,854
Bonterra Energy Corp.(b)	6,450	28,860
Brookfield Asset Management, Inc., Class A	67,400	4,070,268
BRP, Inc.	2,300	201,463
CAE, Inc.(b)	44,990	1,134,931
Cameco Corp.	68,600	1,495,702
Canadian Pacific Railway Ltd.	56,120	4,037,273
Canfor Corp.(b)	3,200	81,104
Canfor Pulp Products, Inc.(b)	3,900	20,626
Capstone Mining Corp.(b)	98,500	434,507
Cardinal Energy Ltd.(b)	10,800	36,457
CES Energy Solutions Corp.	10,400	16,690
Cogeco, Inc.	800	51,373
Computer Modelling Group Ltd.	147,816	497,803
Crew Energy, Inc.(b)	25,300	57,202
Descartes Systems Group, Inc. (The)(b)	25,627	2,119,528
E-L Financial Corp. Ltd.	45	32,293
Empire Co., Ltd., Class A	2,924	89,087
George Weston Ltd.	1,400	162,318
Gildan Activewear, Inc.	18,600	788,583
Guardian Capital Group Ltd., Class A	1,100	30,349
Intertape Polymer Group, Inc.	2,600	54,099
Linamar Corp.	1,800	106,624
Lucara Diamond Corp.(b)	48,000	22,388
Lululemon Athletica, Inc.(b)	8,410	3,292,095
Magna International, Inc.	33,800	2,734,835
Martinrea International, Inc.	10,900	99,095
MEG Energy Corp.(b)	8,500	78,620
Melcor Developments Ltd.	2,000	22,515
Neo Performance Materials, Inc.	3,000	48,097
North West Co., Inc. (The)	18,300	495,349
Obsidian Energy Ltd.(b)	7,000	28,831
Parex Resources, Inc.	7,400	126,419
Pason Systems, Inc.	130,144	1,187,289
Peyto Exploration & Development Corp.	9,800	73,212
PHX Energy Services Corp.	5,600	19,745
Pine Cliff Energy Ltd.(b)	45,000	24,191
Richelieu Hardware Ltd.	1,200	41,390
Shopify, Inc., Class A(b)	2,680	3,691,405
Stelco Holdings, Inc.	14,400	469,242
Tourmaline Oil Corp.	18,300	590,831
Uni-Select, Inc.(b)	1,500	30,523
Total Canada		28,791,066
CHILE - 0.0% (a)
Banco Santander Chile, ADR	11,002	179,223

Investments	Shares	Value
COMMON STOCKS (continued)
CHILE (continued)
SACI Falabella	35,651	$116,284
Total Chile		295,507
CHINA - 3.8%
Alibaba Group Holding Ltd.(b)	109,616	1,671,466
Alibaba Group Holding Ltd., ADR(b)	1,555	184,718
Anhui Gujing Distillery Co., Ltd., Class B	62,000	882,585
Baidu, Inc., ADR(b)	609	90,613
Baidu, Inc., Class A(b)	23,316	432,379
Centre Testing International Group Co., Ltd., Class A	70,800	298,492
China Pacific Insurance Group Co., Ltd., Class H	106,600	289,141
ENN Energy Holdings Ltd.	20,200	380,294
Great Wall Motor Co., Ltd., Class H	152,000	522,420
Haier Smart Home Co., Ltd., Class A	18,100	85,098
Haier Smart Home Co., Ltd., Class A	378,487	1,775,044
Haitian International Holdings Ltd.	253,131	702,822
Huazhu Group Ltd., ADR(b)	9,127	340,802
Innovent Biologics, Inc.(d)	28,000	173,260
JD.com, Inc., ADR(b)	5,063	354,764
JD.com, Inc., Class A(b)	28,148	989,099
Kinetic Mines and Energy Ltd.	878,000	58,552
Li Ning Co., Ltd.	248,500	2,720,018
LONGi Green Energy Technology Co., Ltd., Class A	42,960	581,037
Midea Group Co., Ltd., Class A	69,100	800,250
Modern Land China Co., Ltd.	430,000	20,955
PICC Property & Casualty Co., Ltd., Class H	444,000	362,714
Ping An Insurance Group Co. of China Ltd., Class H	10,000	72,010
Shanghai Baosight Software Co., Ltd., Class A	7,100	67,934
Shanghai Baosight Software Co., Ltd., Class A	149,130	1,423,361
Shenzhou International Group Holdings Ltd.	126,100	2,424,145
SITC International Holdings Co., Ltd.	165,000	596,726
Tencent Holdings Ltd.	84,600	4,956,080
Weichai Power Co., Ltd., Class A	110,095	309,037
Wuliangye Yibin Co., Ltd., Class A	39,609	1,383,784
Wuliangye Yibin Co., Ltd., Class A	1,900	66,544
Wuxi Biologics Cayman, Inc.(d)	217,924	2,586,564
Wuxi Lead Intelligent Equipment Co., Ltd., Class A	4,800	56,150
Wuxi Lead Intelligent Equipment Co., Ltd., Class A	101,500	1,184,394

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2021

PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS (continued)
CHINA (continued)
XPeng, Inc., Class A(b)	5,600	$133,796
Yum China Holdings, Inc.	8,956	446,367
Zhejiang Supor Co., Ltd., Class A	20,661	201,768
Total China		29,625,183
DENMARK - 0.0% (a)
Columbus A/S	29,144	42,565
North Media A/S	518	8,564
Total Denmark		51,129
EGYPT - 0.0% (a)
Commercial International Bank Egypt SAE, GDR(b)	49,636	163,799

FINLAND - 0.5%
Alma Media Oyj	1,354	16,679
Digia Oyj	375	3,006
Enento Group Oyj(c)	19,517	733,263
Fiskars Oyj Abp	3,395	88,900
Fortum Oyj	10,000	307,281
Kesko Oyj, Class A	1,720	53,166
Kesko Oyj, Class B	8,270	276,247
Marimekko Oyj	466	44,937
Nordea Bank Abp	136,552	1,669,839
Orion Oyj, Class B	11,582	481,556
Ponsse Oyj	449	21,572
Rapala VMC Oyj(b)	2,205	21,891
Scanfil Oyj	5,613	47,672
Total Finland		3,766,009
FRANCE - 4.6%
Alten S.A.	9,000	1,624,070
Amundi S.A.(c)	23,700	1,957,576
CBo Territoria	4,714	19,643
Cie de Saint-Gobain	17,119	1,205,845
Cie Generale des Etablissements Michelin SCA	15,950	2,617,630
Dassault Systemes SE	63,800	3,799,604
Derichebourg S.A.	2,407	27,815
Eiffage S.A.	16,636	1,713,320
Haulotte Group S.A.(b)	5,851	31,974
Infotel S.A.	299	19,131
Jacquet Metal S.A.	7,045	168,435
LVMH Moet Hennessy Louis Vuitton SE	7,992	6,614,892
Manitou BF S.A.	1,138	35,694
Pernod Ricard S.A.	10,120	2,436,822
Publicis Groupe S.A.	17,907	1,206,917
Rexel S.A.	1,627	33,027
Safran S.A.	14,000	1,715,992
Sanofi	16,812	1,695,461
Sartorius Stedim Biotech	867	476,167
Schneider Electric SE	10,674	2,095,793
Societe Generale S.A.	30,930	1,063,633
Somfy S.A.	380	76,229
Synergie SE	667	27,641
Teleperformance	4,236	1,890,492
Thales S.A.	15,495	1,319,551
TOTAL S.A.	35,300	1,793,637

Investments	Shares	Value
COMMON STOCKS (continued)
FRANCE (continued)
Vente-Unique.Com S.A.	625	$11,421
Wendel SE	373	44,759
Total France		35,723,171
GERMANY - 4.8%
Ad Pepper Media International N.V.(b)	2,199	14,871
ADVA Optical Networking SE(b)	3,827	61,347
AP Moller - Maersk A/S, Class B	367	1,317,527
Bastei Luebbe AG	1,032	8,342
Bayerische Motoren Werke AG	6,149	619,486
Brockhaus Capital Management AG(d)	11,357	296,096
Carl Zeiss Meditec AG	3,167	666,500
Carlsberg A/S, Class B	10,500	1,815,624
Deutsche Rohstoff AG(b)	772	17,842
DSV PANALPINA A/S	24,255	5,671,958
Envitec Biogas AG	284	13,127
GEA Group AG	6,335	346,844
Genmab A/S(b)	2,807	1,130,183
Hawesko Holding AG	889	53,643
Infineon Technologies AG	44,639	2,071,484
KION Group AG	17,332	1,903,789
Koenig & Bauer AG(b)	728	25,942
Krones AG	336	36,685
KSB SE & Co. KGaA	32	16,832
Merck KGaA	5,887	1,521,433
Nemetschek SE	30,400	3,904,052
New Work SE	3,619	896,150
Novo Nordisk A/S, Class B	58,866	6,623,726
Pandora A/S	5,841	729,136
Roche Holding AG	7,487	3,114,927
Siemens AG	10,455	1,817,352
Surteco Group SE	1,111	47,939
Symrise AG	15,147	2,247,004
Technotrans SE	399	13,401
Total Germany		37,003,242
GIBRALTAR - 0.0% (a)
888 Holdings PLC	11,183	45,562

GREECE - 0.1%
Alpha Bank AE(b)	105,957	129,921
Eurobank Ergasias S.A.(b)	115,435	117,150
Hellenic Telecommunications Organization S.A.	9,194	170,147
Total Greece		417,218
HONG KONG - 1.5%
AIA Group Ltd.	736,700	7,426,002
Chen Hsong Holdings	44,000	13,543
China Mengniu Dairy Co., Ltd.	113,000	640,535
Chow Tai Fook Jewellery Group Ltd.	315,600	567,449
Dah Sing Financial Holdings Ltd.	18,400	55,689
Guotai Junan International Holdings Ltd.	590,000	81,718

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2021

PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS (continued)
HONG KONG (continued)
Hang Lung Properties Ltd.	72,000	$148,108
Kerry Logistics Network Ltd.	188,538	460,854
Luk Fook Holdings International Ltd.	24,000	64,636
Orient Overseas International Ltd.	31,500	772,800
PC Partner Group Ltd.	54,000	94,737
Pico Far East Holdings Ltd.	298,000	48,536
Singamas Container Holdings Ltd.	306,000	45,914
Stella International Holdings Ltd.	21,000	25,396
Techtronic Industries Co., Ltd.	17,500	348,315
Texhong Textile Group Ltd.	131,500	173,702
Value Partners Group Ltd.	231,000	115,240
VSTECS Holdings Ltd.	206,000	193,120
VTech Holdings Ltd.	34,200	267,765
Total Hong Kong		11,544,059
HUNGARY - 0.1%
OTP Bank Nyrt(b)	8,664	443,264
Richter Gedeon Nyrt	12,066	324,463
Total Hungary		767,727
ICELAND - 0.2%
Marel HF(c)	183,970	1,244,132

INDIA - 0.8%
Cipla Ltd., GDR	15,934	202,362
Dr Reddy's Laboratories Ltd., ADR	4,102	268,312
HDFC Bank Ltd., ADR	38,238	2,488,146
ICICI Bank Ltd., ADR	62,174	1,230,423
Infosys Ltd., ADR	52,338	1,324,675
Reliance Industries Ltd., GDR(c)	4,920	314,634
Reliance Industries Ltd., GDR(c)	6,182	395,339
Total India		6,223,891
INDONESIA - 0.1%
Bank Mandiri Persero Tbk PT	704,600	347,295
Bank Rakyat Indonesia Persero Tbk PT	776,069	223,795
Bumitama Agri Ltd.	60,200	24,123
Total Indonesia		595,213
IRELAND - 3.0%
Accenture PLC, Class A	23,130	9,588,542
Experian PLC	137,350	6,752,254
Fineos Corp. Ltd.(b)	219,529	736,301
ICON PLC(b)	15,008	4,647,978
James Hardie Industries PLC	32,074	1,290,450
Total Ireland		23,015,525

Investments	Shares	Value
COMMON STOCKS (continued)
ISLE OF MAN - 0.2%
GVC Holdings PLC(b)	64,493	$1,469,166

ISRAEL - 0.8%
Bank Hapoalim BM	31,979	330,184
Bank Leumi Le-Israel BM	113,790	1,224,296
Carasso Motors Ltd.	8,853	58,176
Castro Model Ltd.(b)	620	23,971
Check Point Software Technologies Ltd.(b)	12,743	1,485,324
First International Bank Of Israel Ltd.	1,742	72,561
Israel Chemicals Ltd.	124,840	1,205,053
Israel Discount Bank Ltd., Class A	25,016	168,493
Max Stock Ltd.	199,061	710,715
Mizrahi Tefahot Bank Ltd.	10,003	386,098
Neto ME Holdings Ltd.	160	9,305
NR Spuntech Industries Ltd.	8,850	20,129
Plus500 Ltd.	7,077	130,323
ZIM Integrated Shipping Services Ltd.	8,162	480,415
Total Israel		6,305,043
ITALY - 0.9%
Cembre SpA	578	22,506
DiaSorin SpA	990	188,735
Eni SpA	115,367	1,605,039
Equita Group SpA	8,266	35,949
Ferrari N.V.	13,980	3,620,941
Fine Foods & Pharmaceuticals NTM	3,315	58,122
Gruppo MutuiOnline SpA	23,880	1,204,401
Orsero SpA	2,067	27,886
Total Italy		6,763,579
JAPAN - 6.7%
77 Bank Ltd. (The)	4,900	56,868
Acom Co., Ltd.	12,500	35,969
Aeon Delight Co., Ltd.	4,600	134,765
AEON Financial Service Co., Ltd.	26,100	281,806
Arcs Co., Ltd.	1,000	18,543
ASAHI YUKIZAI Corp.	3,900	58,553
Atled Corp.	23,557	483,919
Axial Retailing, Inc.	1,000	29,297
Brother Industries Ltd.	57,200	1,099,445
Canon, Inc.	44,200	1,076,277
Capcom Co., Ltd.	10,700	251,896
Carlit Holdings Co., Ltd.	4,500	27,619
Chiba Kogyo Bank Ltd. (The)	12,800	29,488
Cota Co., Ltd.	5,700	81,811
Creek & River Co., Ltd.	1,800	31,875
Dai-ichi Life Holdings, Inc.	7,100	143,537
Daiichi Jitsugyo Co., Ltd.	900	38,729
Daiken Corp.	3,500	66,057
Daiseki Co., Ltd.	1,100	48,866
DeNA Co., Ltd.	5,000	76,980
Disco Corp.	3,100	947,275
Eizo Corp.	2,700	94,710
FANUC Corp.	10,300	2,183,031
Food & Life Cos. Ltd.	45,500	1,720,638
Fujitsu Ltd.	5,700	977,667

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2021

PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS (continued)
JAPAN (continued)
Funai Soken Holdings, Inc.	3,500	$79,597
GLOBERIDE, Inc.	10,000	274,711
Glory Ltd.	2,800	53,283
GungHo Online Entertainment, Inc.	4,400	98,993
Himacs Ltd.	1,600	16,232
Himaraya Co., Ltd.	2,700	23,190
Hitachi Ltd.	200	10,832
I-NE Co., Ltd.(b)	1,800	52,812
I-O Data Device, Inc.	1,500	9,989
Ichikoh Industries Ltd.	5,500	26,106
Ichiyoshi Securities Co., Ltd.	5,300	30,363
IMAGICA GROUP, Inc.	3,500	19,443
Internet Initiative Japan, Inc.	3,500	144,528
IwaiCosmo Holdings, Inc.	9,000	106,016
Iwaki Co., Ltd.	1,700	15,399
JAC Recruitment Co., Ltd.	1,800	32,611
Japan Post Insurance Co. Ltd.	900	14,474
JUTEC Holdings Corp.	1,000	9,615
Kanamoto Co., Ltd.	6,400	134,087
KDDI Corp.	65,300	1,908,533
Kenko Mayonnaise Co., Ltd.	4,500	52,421
Keyence Corp.	5,900	3,707,311
Kokuyo Co., Ltd.	3,900	58,112
Konica Minolta, Inc.	24,400	111,150
Kubota Corp.	85,100	1,889,097
Kuriyama Holdings Corp.	5,400	55,676
Kyokuto Securities Co., Ltd.	7,500	48,770
Lasertec Corp.	14,600	4,479,127
Makiya Co., Ltd.	1,100	6,751
MarkLines Co., Ltd.	18,900	453,810
Marui Group Co., Ltd.	79,100	1,488,755
Marusan Securities Co., Ltd.	24,900	112,345
Matsuda Sangyo Co., Ltd.	900	19,091
Mazda Motor Corp.	64,200	493,932
Megachips Corp.	1,200	53,725
Meiko Network Japan Co., Ltd.	18,200	90,027
Meitec Corp.	12,200	718,021
Mercari, Inc.(b)	10,800	550,187
Mercuria Holdings Co., Ltd.	2,100	10,552
Mito Securities Co., Ltd.	30,100	71,436
Mitsubishi Electric Corp.	84,300	1,068,865
Mitsubishi Paper Mills Ltd.	6,100	17,182
MORESCO Corp.	1,400	14,130
Morito Co., Ltd.	1,900	12,289
Nakanishi, Inc.	25,200	463,997
Natori Co., Ltd.	1,700	30,193
NEC Corp.	9,100	420,073
Nichias Corp.	1,500	36,173
Nidec Corp.	20,400	2,397,705
Nihon Kohden Corp.	13,700	375,758
Nikon Corp.	10,800	116,422
Nippon Coke & Engineering Co., Ltd.	30,500	35,000
Nippon Concept Corp.	900	13,152
Nippon Hume Corp.	3,000	18,074
Nippon Seisen Co., Ltd.	600	25,924
Nishimoto Co., Ltd.	1,100	30,409
NTT Data Intramart Corp.	800	16,177
OBIC Business Consultants Co., Ltd.	5,300	223,463
Okabe Co., Ltd.	4,700	29,623
Okuwa Co., Ltd.	5,600	46,297

Investments	Shares	Value
COMMON STOCKS (continued)
JAPAN (continued)
Olympus Corp.	77,600	$1,787,370
Oricon, Inc.	2,400	23,430
Osaki Electric Co., Ltd.	4,500	18,308
Otsuka Holdings Co., Ltd.	36,800	1,333,732
Pan Pacific International Holdings Corp.	124,200	1,713,513
Persol Holdings Co., Ltd.	2,700	78,397
Pickles Corp.	1,600	25,176
Premium Group Co., Ltd.	1,600	52,508
Recruit Holdings Co., Ltd.	24,300	1,472,830
Rohm Co., Ltd.	1,500	136,530
Sangetsu Corp.	2,600	36,684
Secom Co., Ltd.	3,300	229,104
Seiko Epson Corp.	34,300	617,537
Shibaura Electronics Co., Ltd.	600	45,536
Shimamura Co., Ltd.	2,300	193,150
Shin Maint Holdings Co., Ltd.	1,500	17,213
Sigma Koki Co., Ltd.	900	13,935
SIGMAXYZ, Inc.	3,100	70,581
Soliton Systems KK	2,400	29,105
Sony Corp.	52,100	6,556,094
Space Co., Ltd.	2,100	16,485
ST Corp.	2,500	33,404
Sumitomo Bakelite Co., Ltd.	1,400	70,955
Sunday Co., Ltd.	700	7,893
T&D Holdings, Inc.	4,500	57,585
Takasho Co., Ltd.	3,100	20,158
TDC Soft, Inc.	1,800	18,074
Techno Medica Co., Ltd.	1,900	27,056
TechnoPro Holdings, Inc.	71,500	2,169,304
Tokio Marine Holdings, Inc.	8,800	488,999
Tokyo Keiki, Inc.	2,400	20,864
Tokyo Seimitsu Co., Ltd.	2,500	110,841
Transcosmos, Inc.	2,800	79,840
Trend Micro, Inc.	16,200	899,922
Valqua Ltd.	1,800	42,438
Visional, Inc.(b)	1,600	135,060
Warabeya Nichiyo Holdings Co., Ltd.	8,200	147,063
Yamaha Motor Co., Ltd.	5,900	141,512
Total Japan		51,855,823
KAZAKHSTAN - 0.2%
Kaspi.KZ JSC, GDR(c)	11,173	1,296,068
Kaspi.KZ JSC, GDR(c)	461	54,859
Total Kazakhstan		1,350,927
LUXEMBOURG - 0.2%
Eurofins Scientific SE	8,935	1,106,767
RTL Group S.A.(b)	491	26,061
Ternium S.A., ADR	2,463	107,190
Total Luxembourg		1,240,018
MACAU - 0.0% (a)
HAL Trust	1	166

MALAYSIA - 0.2%
CIMB Group Holdings Bhd	160,103	209,448
Heineken Malaysia Bhd	173,002	865,425

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2021

PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS (continued)
MALAYSIA (continued)
Lynas Rare Earths Ltd.(b)	96,757	$715,923
Total Malaysia		1,790,796
MEXICO - 0.4%
Cemex S.A.B. de C.V., (Unit), Series CPO(b)	179,244	122,469
Corp. Moctezuma S.A.B. de C.V., Series *	186,270	595,868
Fomento Economico Mexicano S.A.B. de C.V., ADR	4,933	383,343
Grupo Financiero Banorte S.A.B. de C.V., Class O	76,574	498,027
Grupo Mexico S.A.B. de C.V., Series B	385,647	1,681,173
Total Mexico		3,280,880
NETHERLANDS - 3.1%
Adyen N.V.(d)	1,000	2,631,642
Akzo Nobel N.V.	21,600	2,373,089
ASML Holding N.V.	3,368	2,709,818
ASML Holding N.V.	5,760	4,585,766
BE Semiconductor Industries N.V.	508	43,388
EXOR N.V.	11,486	1,032,545
Heineken N.V.	20,600	2,318,573
Nedap N.V.	450	32,071
NXP Semiconductors N.V.	8,233	1,875,313
QIAGEN N.V.(b)	1,992	111,104
QIAGEN N.V.(b)	33,782	1,877,603
Randstad N.V.	11,668	797,572
Universal Music Group N.V.	64,781	1,827,603
Wolters Kluwer N.V.	13,703	1,616,249
Total Netherlands		23,832,336
NEW ZEALAND - 0.1%
Eroad Ltd.(b)	4,854	17,188
Fletcher Building Ltd.	68,140	342,085
New Zealand Refining Co., Ltd. (The)(b)	101,742	65,502
NZME Ltd.	15,783	15,387
Warehouse Group Ltd. (The)	12,703	34,801
Total New Zealand		474,963
NORWAY - 0.4%
2020 Bulkers Ltd.	2,370	30,141
Aker BP ASA	2,303	71,026
Bouvet ASA	161,512	1,384,669
Equinor ASA	36,222	970,274
Norsk Hydro ASA	51,679	407,961
Total Norway		2,864,071
PERU - 0.3%
Credicorp Ltd.	16,147	1,971,064

POLAND - 0.2%
Grupa Pracuj S.A.(b)	64,693	1,164,077
Powszechna Kasa Oszczednosci Bank Polski S.A.(b)	26,472	295,196

Investments	Shares	Value
COMMON STOCKS (continued)
POLAND (continued)
Powszechny Zaklad Ubezpieczen S.A.	19,854	$174,190
Total Poland		1,633,463
RUSSIA - 0.9%
Evraz PLC	69,018	562,011
Gazprom PJSC, ADR	26,732	245,667
HeadHunter Group PLC, ADR	47,256	2,414,309
LUKOIL PJSC, ADR	4,678	420,084
Magnit PJSC, GDR	18,478	277,170
Novatek PJSC, GDR	3,491	817,592
Polyus PJSC, GDR	1,596	140,847
Polyus PJSC, GDR	9	794
Rosneft Oil Co. PJSC, GDR	76,870	618,189
Sberbank of Russia PJSC, ADR	39,852	639,625
Sberbank of Russia PJSC, ADR	8,770	138,128
X5 Retail Group N.V., GDR	1,752	46,375
Yandex N.V., Class A(b)	7,554	457,017
Total Russia		6,777,808
SINGAPORE - 0.7%
BRC Asia Ltd.	18,500	21,141
DBS Group Holdings Ltd.	164,400	3,984,346
Delfi Ltd.	35,400	20,096
Excelpoint Technology Ltd.	23,300	22,650
Golden Agri-Resources Ltd.	902,800	164,133
Great Eastern Holdings Ltd.	900	13,457
Haw Par Corp. Ltd.	148,900	1,254,092
HRnetgroup Ltd.	101,100	60,393
IGG, Inc.	94,000	83,542
Propnex Ltd.	60,300	75,621
Raffles Medical Group Ltd.	16,900	17,181
Total Singapore		5,716,652
SOUTH AFRICA - 0.3%
Aspen Pharmacare Holdings Ltd.	16,064	226,257
AVI Ltd.	27,540	127,719
Bid Corp. Ltd.	11,867	243,097
FirstRand Ltd.	182,442	696,107
Foschini Group Ltd. (The)(b)	18,504	143,875
Gold Fields Ltd.	30,394	332,150
Impala Platinum Holdings Ltd.	22,383	316,045
Nedbank Group Ltd.	13,357	146,705
Shoprite Holdings Ltd.	21,017	275,496
Total South Africa		2,507,451
SOUTH KOREA - 1.4%
Hana Financial Group, Inc.	8,466	299,470
KB Financial Group, Inc.	6,838	316,374
Kia Motors Corp.	5,476	378,656
Korea Zinc Co., Ltd.	554	238,144
LG Chem Ltd.	816	422,158
LG Household & Health Care Ltd.	43	39,681
LG Uplus Corp.	19,310	220,918
NAVER Corp.	2,102	669,280
S-1 Corp.	16,717	1,039,231
Samsung Electronics Co., Ltd.	50,947	3,355,752

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2021

PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS (continued)
SOUTH KOREA (continued)
Samsung Electronics Co., Ltd., GDR	1,424	$2,348,176
Samsung Fire & Marine Insurance Co., Ltd.	1,704	289,555
Samsung SDI Co., Ltd.	1,097	604,446
SK Hynix, Inc.	7,402	815,699
Total South Korea		11,037,540
SPAIN - 0.5%
Amadeus IT Group S.A.(b)	35,250	2,393,479
Iberdrola S.A.	129,424	1,533,905
Naturhouse Health SAU	7,581	16,615
Total Spain		3,943,999
SWEDEN - 2.2%
Assa Abloy AB, Class B	63,800	1,950,107
Atlas Copco AB, Class A	46,350	3,209,959
BTS Group AB, Class B	14,924	665,586
Elanders AB, Class B	1,084	20,873
Evolution Gaming Group AB(c)	24,500	3,487,296
Ferronordic AB	5,332	198,854
FM Mattsson Mora Group AB	1,574	42,502
Getinge AB, Class B	22,707	992,844
Hexagon AB, Class B	128,322	2,039,957
Husqvarna AB, Class B	895	14,347
Inwido AB	6,669	138,159
Kinnevik AB, Class B(b)	10,954	391,249
Lundin Energy AB	13,640	489,828
New Wave Group AB, Class B	9,514	176,673
Nordnet AB publ	42,545	817,358
Ratos AB, Class A	2,265	15,641
VNV Global AB(b)	54,985	637,096
Volvo AB, Class B	71,055	1,648,556
Total Sweden		16,936,885
SWITZERLAND - 4.0%
Alcon, Inc.	68,710	6,088,285
Burkhalter Holding AG	263	18,184
Cie Financiere Richemont S.A.	8,688	1,305,774
Coltene Holding AG	245	30,222
Geberit AG	241	197,095
Glencore PLC	137,662	698,653
Kuehne + Nagel International AG	3,807	1,230,005
Lonza Group AG	4,190	3,502,090
Nestle S.A.	23,399	3,272,573
Novartis AG	18,700	1,647,537
Partners Group Holding AG	556	922,904
Rieter Holding AG(b)	266	51,670
Sika AG	10,470	4,368,628
Sonova Holding AG	3,419	1,342,535
STMicroelectronics N.V.	2,112	104,284
Straumann Holding AG	678	1,441,271
Swatch Group AG (The)	267	81,753
TE Connectivity Ltd.	12,671	2,044,339
UBS Group AG	114,647	2,065,961
Zehnder Group AG	1,028	105,034
Total Switzerland		30,518,797

Investments	Shares	Value
COMMON STOCKS (continued)
TAIWAN - 2.3%
Accton Technology Corp.	34,000	$319,514
ASE Technology Holding Co., Ltd.	71,000	273,304
ASE Technology Holding Co., Ltd., ADR	34,988	273,256
CTBC Financial Holding Co., Ltd.	382,000	358,293
Hon Hai Precision Industry Co., Ltd.	204,000	766,834
Hon Hai Precision Industry Co., Ltd., GDR	11,031	81,519
Kerry TJ Logistics Co., Ltd.	397,000	644,998
Lumax International Corp. Ltd.	131,000	357,010
MediaTek, Inc.	44,000	1,892,507
Taiwan Semiconductor Manufacturing Co., Ltd.	169,000	3,756,642
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	73,672	8,863,479
Uni-President Enterprises Corp.	96,000	238,031
Total Taiwan		17,825,387
THAILAND - 0.1%
Kasikornbank PCL, NVDR	115,500	490,974

TURKEY - 0.0% (a)
Akbank T.A.S.	171,972	93,597
BIM Birlesik Magazalar A/S	26,361	122,151
KOC Holding A/S	43,698	93,745
Total Turkey		309,493
UNITED ARAB EMIRATES - 0.1%
Emaar Properties PJSC	352,612	469,439

UNITED STATES - 3.1%
Aon PLC, Class A	8,050	2,419,508
Baltic Classifieds Group PLC(b)	494,078	1,691,961
Burford Capital Ltd.	139,504	1,473,162
Carnival PLC(b)	33,900	634,870
DENTSPLY SIRONA, Inc.	22,619	1,261,914
EPAM Systems, Inc.(b)	5,000	3,342,250
Hamilton Thorne Ltd.(b)	9,700	15,797
Mettler-Toledo International, Inc.(b)	2,130	3,615,057
NVIDIA Corp.	7,503	2,206,707
ResMed, Inc.	16,000	4,167,680
STERIS PLC	11,800	2,872,238
Total United States		23,701,144
TOTAL COMMON STOCKS (Cost: $417,686,450)		476,664,791
EXCHANGE-TRADED FUNDS - 32.5%
iShares Core MSCI Total International Stock ETF (Cost: $234,082,106)	3,535,524	250,810,073

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2021

PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
MUTUAL FUNDS – 3.7%
Artisan International Small-Mid Fund (Cost: $29,282,547)	1,375,554	$28,570,257
PREFERRED STOCKS - 0.3%
Brazil - 0.1%
Gerdau S.A.	47,761	233,746

GERMANY - 0.2%
Jungheinrich AG, (Preference Shares)	844	43,125
Volkswagen AG	8,492	1,715,901
Total Germany		1,759,026
TOTAL PREFERRED STOCKS (Cost: $2,001,053)		1,992,772
SHORT-TERM INVESTMENTS - 1.5%
State Street Institutional Treasury Money Market Fund – Investor Class Shares, 0.06%(d) (Cost: $11,298,562)	11,298,562	$11,298,562

Investments	Shares	Value
TOTAL INVESTMENTS - 99.8%
(Cost: $694,350,718)		769,336,455
OTHER ASSETS AND LIABILITIES, NET - 0.2%		1,823,398
NET ASSETS - 100.0%		$771,159,853
(a)	Amount is less than 0.05%.
(b)	Non-income producing security.
(c)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. The security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At December 31, 2021, the value of these securities was $22,521,419, representing 2.9% of net assets.
(d)	The rate shown is the annualized seven-day yield at December 31, 2021.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2021.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Argentina	$347,887	$—	$—	$347,887
Australia	18,805,483	—	—	18,805,483
Austria	5,407,317	—	—	5,407,317
Belgium	260,900	—	—	260,900
Brazil	3,523,487	—	—	3,523,487
Britain	43,979,420	—	—	43,979,420
Canada	28,791,066	—	—	28,791,066
Chile	295,507	—	—	295,507
China	29,604,228	20,955	—	29,625,183
Denmark	51,129	—	—	51,129
Egypt	163,799	—	—	163,799
Finland	3,766,009	—	—	3,766,009
France	35,723,171	—	—	35,723,171
Germany	37,003,242	—	—	37,003,242
Gibraltar	45,562	—	—	45,562
Greece	417,218	—	—	417,218
Hong Kong	11,544,059	—	—	11,544,059
Hungary	767,727	—	—	767,727
Iceland	1,244,132	—	—	1,244,132
India	6,223,891	—	—	6,223,891
Indonesia	595,213	—	—	595,213
Ireland	23,015,525	—	—	23,015,525
Isle Of Man	1,469,166	—	—	1,469,166
Israel	6,305,043	—	—	6,305,043
Italy	6,763,579	—	—	6,763,579
Japan	51,855,823	—	—	51,855,823
Kazakhstan	1,296,068	54,859	—	1,350,927
Luxembourg	1,240,018	—	—	1,240,018
Macau	166	—	—	166
Malaysia	1,790,796	—	—	1,790,796
Mexico	3,280,880	—	—	3,280,880
Netherlands	23,832,336	—	—	23,832,336

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2021

PFM Multi-Manager International Equity Fund (concluded)

New Zealand	474,963	—	—	474,963
Norway	2,864,071	—	—	2,864,071
Peru	1,971,064	—	—	1,971,064
Poland	1,633,463	—	—	1,633,463
Russia	6,777,808	—	—	6,777,808
Singapore	5,716,652	—	—	5,716,652
South Africa	2,507,451	—	—	2,507,451
South Korea	11,037,540	—	—	11,037,540
Spain	3,943,999	—	—	3,943,999
Sweden	16,936,885	—	—	16,936,885
Switzerland	30,518,797	—	—	30,518,797
Taiwan	17,825,387	—	—	17,825,387
Thailand	490,974	—	—	490,974
Turkey	309,493	—	—	309,493
United Arab Emirates	469,439	—	—	469,439
United States	23,701,144	—	—	23,701,144
Total Common Stocks	476,588,977	75,814	—	476,664,791
Exchange-Traded Funds	250,810,073	—	—	250,810,073
Mutual Funds	28,570,257	—	—	28,570,257
Preferred Stocks*	1,992,772	—	—	1,992,772
Money Market Fund	11,298,562	—	—	11,298,562
Total Investments in Securities	$769,260,641	$75,814	$—	$769,336,455

* See Schedule of Investments for additional detailed categorizations.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2021

PFM Multi-Manager Fixed-Income Fund

Investments	Principal Amount	Value
CORPORATE BONDS - 25.8%
BASIC MATERIALS - 0.7%
CF Industries, Inc., 5.38%, 3/15/44	$59,000	$74,405
CNAC HK Finbridge Co., Ltd., 3.50%, 7/19/22 (a)	340,000	343,859
Domtar Corp., 6.75%, 2/15/44	185,000	186,779
Ecolab, Inc., 0.90%, 12/15/23	47,000	47,064
Ecolab, Inc., 2.70%, 12/15/51	78,000	76,571
Georgia-Pacific LLC, 0.95%, 5/15/26 (b)	356,000	345,245
International Flavors & Fragrances, Inc., 2.30%, 11/1/30 (b)	1,000,000	980,564
International Paper Co., Senior Bond, 4.35%, 8/15/48	532,000	651,631
Inversiones CMPC S.A., 3.00%, 4/6/31 (b)	200,000	196,002
Inversiones CMPC S.A., 4.38%, 4/4/27 (b)	500,000	551,250
LYB International Finance III LLC, 4.20%, 5/1/50	330,000	381,409
Newmont Corp., 2.25%, 10/1/30	1,475,000	1,454,231
RPM International, Inc., 4.55%, 3/1/29	113,000	127,893
SASOL Financing USA LLC, 5.88%, 3/27/24	200,000	208,700
Southern Copper Corp., Senior Bond, 5.25%, 11/8/42	100,000	125,875
Westlake Chemical Corp., 3.38%, 8/15/61	97,000	92,529
Total Basic Materials		5,844,007
COMMUNICATIONS - 2.0%
Amazon.com, Inc., 2.88%, 5/12/41	440,000	456,917
AT&T, Inc., 3.50%, 9/15/53	1,305,000	1,316,608
AT&T, Inc., 3.65%, 9/15/59	28,000	28,277
AT&T, Inc., 3.85%, 6/1/60	28,000	29,248
AT&T, Inc., 4.30%, 2/15/30	25,000	28,137
AT&T, Inc., 4.85%, 7/15/45	205,000	244,213
AT&T, Inc., Senior Bond, 4.50%, 5/15/35	79,000	91,261
AT&T, Inc., Senior Bond, 4.75%, 5/15/46	181,000	218,582
AT&T, Inc., Senior Bond, 4.90%, 8/15/37	112,000	135,335
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.50%, 6/1/41	33,000	32,174
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.85%, 4/1/61	32,000	30,176
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.50%, 3/1/42	430,000	417,052

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
COMMUNICATIONS (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.70%, 4/1/51	$230,000	$222,361
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	310,000	347,087
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 5.38%, 4/1/38	20,000	23,867
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 5.38%, 5/1/47	400,000	477,442
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 6.38%, 10/23/35	552,000	713,043
Comcast Corp., 3.30%, 2/1/27	102,000	109,579
Comcast Corp., 3.90%, 3/1/38	43,000	48,663
Comcast Corp., 4.00%, 3/1/48	600,000	691,126
Comcast Corp., 4.25%, 10/15/30	90,000	103,866
Comcast Corp., 4.60%, 10/15/38	110,000	133,472
Corning, Inc., 5.45%, 11/15/79	146,000	192,742
Cox Communications, Inc., 2.60%, 6/15/31 (b)	625,000	624,290
Cox Communications, Inc., 3.50%, 8/15/27 (b)	600,000	644,515
CSC Holdings LLC, 5.50%, 4/15/27 (b)	250,000	258,437
Discovery Communications LLC, 5.20%, 9/20/47	197,000	244,195
Discovery Communications LLC, 5.30%, 5/15/49	52,000	65,106
Expedia Group, Inc., 2.95%, 3/15/31	109,000	108,845
Level 3 Financing, Inc., 3.40%, 3/1/27 (b)	500,000	516,225
Level 3 Financing, Inc., 5.38%, 5/1/25	200,000	204,353
Sprint Corp., 7.88%, 9/15/23	275,000	302,844
T-Mobile USA, Inc., 3.00%, 2/15/41	562,000	548,684
T-Mobile USA, Inc., 3.30%, 2/15/51	65,000	63,482
T-Mobile USA, Inc., 3.60%, 11/15/60	65,000	64,384
T-Mobile USA, Inc., 3.60%, 11/15/60 (b)	81,000	80,232
T-Mobile USA, Inc., 4.00%, 4/15/22	275,000	276,584
T-Mobile USA, Inc., 4.38%, 4/15/40	475,000	543,013
Time Warner Cable LLC, 6.55%, 5/1/37	4,000	5,233

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2021

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
COMMUNICATIONS (continued)
Verizon Communications, Inc., 0.84%, 3/20/26 (SOFR + 0.790%)(c)	$1,000,000	$1,013,690
Verizon Communications, Inc., 1.50%, 9/18/30	1,000,000	938,119
Verizon Communications, Inc., 2.55%, 3/21/31	805,000	812,175
Verizon Communications, Inc., 2.99%, 10/30/56	276,000	261,260
Verizon Communications, Inc., 3.00%, 11/20/60	126,000	119,064
Verizon Communications, Inc., 3.40%, 3/22/41	53,000	55,488
Verizon Communications, Inc., 3.55%, 3/22/51	1,100,000	1,184,549
Verizon Communications, Inc., Senior Bond, 4.27%, 1/15/36	44,000	51,611
Verizon Communications, Inc., Senior Bond, 4.40%, 11/1/34	45,000	52,416
Verizon Communications, Inc., Senior Bond, 4.86%, 8/21/46	385,000	495,507
ViacomCBS, Inc., 4.38%, 3/15/43	424,000	482,377
ViacomCBS, Inc., Senior Bond, 5.85%, 9/1/43	125,000	168,376
Total Communications		16,276,282
CONSUMER, CYCLICAL - 1.5%
AutoNation, Inc., 2.40%, 8/1/31	1,150,000	1,109,190
AutoZone, Inc., 1.65%, 1/15/31	460,000	432,890
AutoZone, Inc., 3.75%, 4/18/29	360,000	392,891
BMW US Capital LLC, 3.90%, 4/9/25 (b)	113,000	121,530
Brunswick Corp., 2.40%, 8/18/31	85,000	81,502
Dana, Inc., 5.38%, 11/15/27	75,000	78,652
Delta Air Lines Pass Through Trust, Series 2015-1A, 3.88%, 1/30/29	412,435	431,423
Delta Air Lines Pass Through Trust, Series 2019-1A, 3.40%, 10/25/25	150,000	152,468
Delta Air Lines Pass Through Trust, Series 2020-A, 2.50%, 12/10/29	518,677	516,434
Delta Air Lines Pass Through Trust, Series 2020-AA, 2.00%, 12/10/29	455,155	445,002
Ford Motor Co., 5.29%, 12/8/46	400,000	470,100
Ford Motor Co., Senior Bond, 4.75%, 1/15/43	100,000	110,375
Gap, Inc. (The), 3.63%, 10/1/29 (b)	50,000	49,455
Gap, Inc. (The), 3.88%, 10/1/31 (b)	50,000	49,313

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
CONSUMER, CYCLICAL (continued)
General Motors Co., Senior Bond, 6.25%, 10/2/43	$205,000	$280,530
General Motors Financial Co., Inc., 2.70%, 6/10/31	49,000	48,825
Home Depot, Inc. (The), 2.50%, 4/15/27	475,000	495,356
Hyundai Capital America, 3.40%, 6/20/24 (b)	123,000	128,210
Kohl's Corp., 5.55%, 7/17/45	163,000	190,054
Kohls Corp., 3.38%, 5/1/31	49,000	49,903
Lowe's Cos., Inc., 2.80%, 9/15/41	1,250,000	1,219,603
Marriott International, Inc., Series FF, 4.63%, 6/15/30	178,000	200,240
Marriott International, Inc., Series GG, 3.50%, 10/15/32	530,000	555,045
Marriott International, Inc., Series HH, 2.85%, 4/15/31	149,000	148,544
McDonald's Corp., 3.63%, 9/1/49	52,000	57,498
Nissan Motor Acceptance Corp., Senior Note, 2.65%, 7/13/22 (b)	6,000	6,052
Nordstrom, Inc., 5.00%, 1/15/44	62,000	57,815
PACCAR Financial Corp., 0.80%, 6/8/23	72,000	72,057
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/1/25	200,000	204,500
Starbucks Corp., Senior Note, 2.45%, 6/15/26	500,000	517,261
Stellantis Finance US, Inc., 2.69%, 9/15/31 (b)	385,000	378,596
Taylor Morrison Communities, Inc., 5.13%, 8/1/30 (b)	150,000	165,000
Taylor Morrison Communities, Inc., 5.63%, 3/1/24 (b)	150,000	159,750
Taylor Morrison Communities, Inc., 6.63%, 7/15/27 (b)	100,000	105,250
Toyota Motor Credit Corp., 1.90%, 4/6/28	115,000	115,236
United Airlines, Inc., 4.38%, 4/15/26 (b)	185,000	192,906
United Airlines, Inc., 4.63%, 4/15/29 (b)	35,000	36,094
Walmart, Inc., 1.80%, 9/22/31	1,175,000	1,163,218
Whirlpool Corp., 2.40%, 5/15/31	1,000,000	1,001,314
William Carter Co. (The), 5.63%, 3/15/27 (b)	250,000	258,437
Wolverine World Wide, Inc., 4.00%, 8/15/29 (b)	150,000	145,841
Total Consumer, Cyclical		12,394,360
CONSUMER, NON-CYCLICAL - 4.9%
AbbVie, Inc., 4.05%, 11/21/39	31,000	35,567
AbbVie, Inc., 4.25%, 11/21/49	718,000	863,160
AbbVie, Inc., 4.55%, 3/15/35	380,000	456,908
AbbVie, Inc., 4.75%, 3/15/45	150,000	187,092
AbbVie, Inc., Senior Bond, 4.50%, 5/14/35	200,000	239,244

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2021

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
CONSUMER, NON-CYCLICAL (continued)
Allina Health System, 3.89%, 4/15/49	$90,000	$105,416
AmerisourceBergen Corp., Senior Bond, 4.30%, 12/15/47	100,000	117,822
Amgen, Inc., 2.20%, 2/21/27	585,000	598,809
Amgen, Inc., 2.80%, 8/15/41	610,000	586,885
Amgen, Inc., 3.00%, 1/15/52	1,000,000	970,295
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	193,000	243,939
Anheuser-Busch InBev Worldwide, Inc., 4.38%, 4/15/38	110,000	128,816
Anheuser-Busch InBev Worldwide, Inc., 4.60%, 4/15/48	144,000	176,089
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/39	200,000	261,751
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/49	355,000	491,128
Ascension Health, 2.53%, 11/15/29	630,000	653,855
Ascension Health, 3.11%, 11/15/39	120,000	127,500
BAT Capital Corp., 2.73%, 3/25/31	620,000	601,661
Block Financial LLC, 3.88%, 8/15/30	80,000	85,593
Bristol-Myers Squibb Co., 0.75%, 11/13/25	130,000	126,604
Bristol-Myers Squibb Co., 4.13%, 6/15/39	40,000	47,314
Bristol-Myers Squibb Co., 5.00%, 8/15/45	65,000	86,347
Bush Foundation, 2.75%, 10/1/50	300,000	303,019
Cardinal Health, Inc., Senior Bond, 4.60%, 3/15/43	150,000	172,645
Cigna Corp., 2.40%, 3/15/30	1,125,000	1,134,923
Cigna Corp., 3.40%, 3/15/51	49,000	51,235
Cigna Corp., 4.38%, 10/15/28	190,000	215,935
Conagra Brands, Inc., 7.00%, 10/1/28	83,000	107,641
CVS Health Corp., 5.13%, 7/20/45	390,000	506,947
CVS Health Corp., Senior Bond, 4.78%, 3/25/38	420,000	511,245
Duke University Health System, Inc., Senior Bond, 3.92%, 6/1/47	70,000	83,156
ERAC USA Finance LLC, 4.20%, 11/1/46 (b)	325,000	382,225
Ford Foundation (The), 2.82%, 6/1/70	776,000	799,981
Gilead Sciences, Inc., 1.20%, 10/1/27	1,550,000	1,498,125
Gilead Sciences, Inc., 2.60%, 10/1/40	1,075,000	1,035,614

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
CONSUMER, NON-CYCLICAL (continued)
Gilead Sciences, Inc., 2.80%, 10/1/50	$1,000,000	$969,445
GlaxoSmithKline Capital, Inc., 3.38%, 5/15/23	88,000	91,127
HCA, Inc., 3.50%, 9/1/30	25,000	26,422
HCA, Inc., 3.50%, 7/15/51	105,000	107,045
HCA, Inc., 5.88%, 2/1/29	125,000	148,944
HCA, Inc., 7.75%, 7/15/36	150,000	208,312
Hormel Foods Corp., 0.65%, 6/3/24	84,000	83,346
Humana, Inc., 1.35%, 2/3/27	47,000	45,702
Kimberly-Clark Corp., 2.88%, 2/7/50	450,000	461,295
Kimberly-Clark Corp., Senior Note, 3.95%, 11/1/28	400,000	452,829
Kraft Heinz Foods Co., 4.88%, 10/1/49	195,000	244,909
Lamb Weston Holdings, Inc., 4.13%, 1/31/30 (b)	125,000	128,274
Lamb Weston Holdings, Inc., 4.38%, 1/31/32 (b)	125,000	128,909
Massachusetts Institute of Technology, 4.68%, 7/1/2114	150,000	222,901
Massachusetts Institute of Technology, 3.89%, 7/1/2116	75,000	93,424
Mather Foundation, Series 2021, 2.68%, 10/1/31	750,000	749,791
Merck & Co., Inc., 2.15%, 12/10/31	1,150,000	1,153,207
Merck & Co., Inc., 2.75%, 12/10/51	625,000	618,435
Merck & Co., Inc., 2.90%, 12/10/61	27,000	26,860
Mylan, Inc., 3.13%, 1/15/23 (b)	480,000	489,975
Mylan, Inc., 5.20%, 4/15/48	275,000	340,435
Mylan, Inc., 5.40%, 11/29/43	180,000	221,904
NBM US Holdings, Inc., 6.63%, 8/6/29 (b)	800,000	875,008
Nestle Holdings, Inc., 3.50%, 9/24/25 (b)	547,000	586,616
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 4.13%, 4/30/28 (b)	275,000	279,469
Orlando Health Obligated Group, 4.09%, 10/1/48	50,000	59,094
PepsiCo, Inc., 2.25%, 3/19/25	103,000	106,430
PepsiCo, Inc., 2.88%, 10/15/49	1,000,000	1,048,511
Pilgrim's Pride Corp., 5.88%, 9/30/27 (b)	300,000	316,782
President & Fellows of Harvard College, 5.63%, 10/1/38	515,000	739,276
President & Fellows of Harvard College, 3.62%, 10/1/37	50,000	58,393
President & Fellows of Harvard College, 6.50%, 1/15/39 (b)	105,000	164,460

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2021

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
CONSUMER, NON-CYCLICAL (continued)
Procter & Gamble Co. (The), 1.20%, 10/29/30	$1,150,000	$1,087,597
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/1/29	110,000	113,478
Roche Holdings, Inc., 1.93%, 12/13/28 (b)	1,000,000	1,006,067
Roche Holdings, Inc., 2.08%, 12/13/31 (b)	1,400,000	1,395,862
Shire Acquisitions Investments Ireland DAC, 2.88%, 9/23/23	450,000	462,815
Smithfield Foods, Inc., 4.25%, 2/1/27 (b)	63,000	67,663
Smithfield Foods, Inc., 5.20%, 4/1/29 (b)	85,000	97,084
Stanford Health Care, 3.03%, 8/15/51	1,000,000	1,039,571
Sutter Health, 4.09%, 8/15/48	125,000	146,901
Sysco Corp., 4.45%, 3/15/48	153,000	180,030
Sysco Corp., 4.50%, 4/1/46	87,000	101,224
Sysco Corp., 5.95%, 4/1/30	20,000	24,964
Sysco Corp., 6.60%, 4/1/50	51,000	79,227
Takeda Pharmaceutical Co., Ltd., 2.05%, 3/31/30	1,000,000	979,252
Tenet Healthcare Corp., 4.63%, 7/15/24	123,000	124,537
Trustees of Boston College, 3.13%, 7/1/52	169,000	181,548
Trustees of Princeton University (The), 2.52%, 7/1/50	90,000	89,915
Trustees of Princeton University (The), 5.70%, 3/1/39	495,000	713,934
Unilever Capital Corp., 1.38%, 9/14/30	1,175,000	1,114,095
Unilever Capital Corp., 2.00%, 7/28/26	1,000,000	1,022,447
Unilever Capital Corp., 2.13%, 9/6/29	675,000	680,364
Unilever Capital Corp., Series 30Y, 2.63%, 8/12/51	1,000,000	988,690
United Rentals North America, Inc., 3.75%, 1/15/32	50,000	50,350
United Rentals North America, Inc., 5.25%, 1/15/30	70,000	75,775
United Rentals North America, Inc., 5.50%, 5/15/27	375,000	390,000
UnitedHealth Group, Inc., 1.25%, 1/15/26	125,000	124,524
UnitedHealth Group, Inc., Senior Note, 3.75%, 7/15/25	237,000	256,970
UnitedHealth Group, Inc., Senior Note, 3.85%, 6/15/28	610,000	679,856
University of Chicago (The), 0, 2.76%, 4/1/45	100,000	101,250
Vector Group Ltd., 5.75%, 2/1/29 (b)	250,000	243,265
Viatris, Inc., 3.85%, 6/22/40	100,000	105,908

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
CONSUMER, NON-CYCLICAL (continued)
Viatris, Inc., 4.00%, 6/22/50	$198,000	$210,887
Wisconsin Alumni Research Foundation, 3.56%, 10/1/49	1,300,000	1,420,686
Total Consumer, Non-cyclical		40,598,752
ENERGY - 1.9%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 7.88%, 5/15/26 (b)	175,000	192,857
Antero Resources Corp., 5.00%, 3/1/25	200,000	203,208
BP Capital Markets America, Inc., 2.77%, 11/10/50	150,000	141,299
BP Capital Markets America, Inc., 2.94%, 6/4/51	97,000	93,107
BP Capital Markets America, Inc., 3.54%, 4/6/27	240,000	259,197
Canadian Natural Resources Ltd., Senior Bond, 6.25%, 3/15/38	200,000	263,143
Cenovus Energy, Inc., Senior Bond, 5.25%, 6/15/37	205,000	242,217
Chaparral Energy, Inc., 9.00%, 2/14/25	7,184	6,609
Chevron Corp., 1.55%, 5/11/25	140,000	141,187
Chevron USA, Inc., 4.20%, 10/15/49	52,000	62,113
Colonial Enterprises, Inc., 3.25%, 5/15/30 (b)	510,000	537,127
ConocoPhillips, 4.30%, 8/15/28 (b)	90,000	101,483
Continental Resources, Inc., 3.80%, 6/1/24	775,000	808,685
Diamondback Energy, Inc., 2.88%, 12/1/24	675,000	700,254
Diamondback Energy, Inc., 3.50%, 12/1/29	38,000	40,296
Diamondback Energy, Inc., 4.40%, 3/24/51	72,000	82,527
Ecopetrol S.A., Senior Note, 4.13%, 1/16/25	200,000	203,252
Enable Midstream Partners L.P., Senior Note, 4.95%, 5/15/28	87,000	96,492
Energy Transfer Operating L.P., 4.90%, 3/15/35	120,000	135,479
Energy Transfer Operating L.P., 4.95%, 6/15/28	115,000	129,364
Energy Transfer Operating L.P., 5.00%, 5/15/50	505,000	581,103
Energy Transfer Operating L.P., 5.30%, 4/15/47	110,000	127,464
Energy Transfer Operating L.P., 6.13%, 12/15/45	62,000	77,120
EnLink Midstream Partners L.P., Senior Bond, 5.05%, 4/1/45	4,000	3,860
Enterprise Products Operating LLC, 4.25%, 2/15/48	34,000	38,483

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2021

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
ENERGY (continued)
Enterprise Products Operating LLC, 4.85%, 8/15/42	$200,000	$238,833
Enterprise Products Operating LLC, Series E, 5.25%, 8/16/77 (5.25% fixed rate until 8/16/27; 3.03% + 3 month USD LIBOR thereafter)(c)	66,000	67,381
EQT Corp., 6.63%, 2/1/25	425,000	479,190
Florida Gas Transmission Co. LLC, 2.30%, 10/1/31 (b)	355,000	347,552
Gray Oak Pipeline LLC, 2.00%, 9/15/23 (b)	85,000	85,909
Gray Oak Pipeline LLC, 3.45%, 10/15/27 (b)	117,000	122,132
Halliburton Co., 4.75%, 8/1/43	51,000	58,588
Halliburton Co., Senior Bond, 4.85%, 11/15/35	90,000	105,774
Hanwha Energy USA Holdings Corp., 2.38%, 7/30/22 (b)	1,000,000	1,007,995
Helmerich & Payne, Inc., 2.90%, 9/29/31 (b)	375,000	368,005
Hess Corp., 6.00%, 1/15/40	261,000	331,475
Marathon Oil Corp., 6.80%, 3/15/32	78,000	100,469
Marathon Oil Corp., Senior Bond, 6.60%, 10/1/37	117,000	152,870
MPLX L.P., Senior Bond, 4.70%, 4/15/48	150,000	173,059
MPLX L.P., Senior Bond, 5.50%, 2/15/49	85,000	108,545
Murray Energy Corp., Secured Note, 12.00%, 4/15/24 (b)(d)	180,991	18
ONEOK Partners L.P., 6.65%, 10/1/36	80,000	104,561
ONEOK, Inc., 3.10%, 3/15/30	1,810,000	1,843,501
ONEOK, Inc., 4.45%, 9/1/49	350,000	386,719
ONEOK, Inc., 4.50%, 3/15/50	250,000	276,882
ONEOK, Inc., 4.95%, 7/13/47	150,000	173,308
Ovintiv, Inc., Senior Bond, 7.38%, 11/1/31	231,000	301,111
Petroleos Mexicanos, 6.50%, 3/13/27	200,000	213,368
Petroleos Mexicanos, 6.75%, 9/21/47	400,000	355,000
Plains All American Pipeline L.P./PAA Finance Corp., 4.70%, 6/15/44	420,000	446,631
Plains All American Pipeline L.P./PAA Finance Corp., 6.65%, 1/15/37	83,000	106,572
Qatar Petroleum, 2.25%, 7/12/31 (b)	200,000	198,114
Sanchez Energy Corp, 7.75%, 6/15/21	150,000	4,875
Sanchez Energy Corp., 6.13%, 1/15/23	100,000	3,250
Schlumberger Holdings Corp., 3.90%, 5/17/28 (b)	49,000	52,930

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
ENERGY (continued)
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 12/31/30 (b)	$175,000	$175,000
Topaz Solar Farms LLC, 4.88%, 9/30/39 (b)	343,740	387,599
Transcontinental Gas Pipe Line Co. LLC, 3.95%, 5/15/50	230,000	257,641
Valero Energy Corp., 2.85%, 4/15/25	195,000	201,994
Valero Energy Corp., 4.00%, 4/1/29	45,000	48,968
Valero Energy Partners L.P., Senior Note, 4.50%, 3/15/28	350,000	385,910
Venture Global Calcasieu Pass LLC, 3.88%, 8/15/29 (b)	25,000	25,938
Venture Global Calcasieu Pass LLC, 4.13%, 8/15/31 (b)	25,000	26,500
Western Midstream Operating L.P., 4.00%, 7/1/22	450,000	451,125
Western Midstream Operating L.P., 5.30%, 3/1/48	10,000	12,050
Williams Cos., Inc. (The), 3.50%, 10/15/51	55,000	55,563
Williams Cos., Inc. (The), 5.75%, 6/24/44	183,000	237,521
Williams Cos., Inc. (The), Senior Bond, 4.90%, 1/15/45	200,000	239,105
Total Energy		15,987,457
FINANCIAL - 9.6%
American Express Co., 3.40%, 2/22/24	72,000	75,508
American Express Co., Senior Note, 4.20%, 11/6/25	60,000	65,992
American International Group, Inc., Senior Bond, 3.88%, 1/15/35	6,000	6,634
Americo Life, Inc., 3.45%, 4/15/31 (b)	59,000	57,344
Ameriprise Financial, Inc., 3.00%, 3/22/22	84,000	84,478
Assured Guaranty US Holdings, Inc., 3.60%, 9/15/51	53,000	55,113
Athene Global Funding, 1.73%, 10/2/26 (b)	129,000	126,612
Bank of America Corp., 1.49%, 5/19/24 (SOFR + 1.460%)(c)	224,000	225,622
Bank of America Corp., 2.46%, 10/22/25 (2.46% fixed rate until 10/22/24; 0.87% + 3 month USD LIBOR thereafter)(c)	984,000	1,010,630

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2021

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
FINANCIAL (continued)
Bank of America Corp., 3.19%, 7/23/30 (3.19% fixed rate until 7/23/29; 1.18% + 3 month USD LIBOR thereafter)(c)	$45,000	$47,457
Bank of America Corp., 3.71%, 4/24/28 (3.71% fixed rate until 4/24/27; 1.51% + 3 month USD LIBOR thereafter)(c)	113,000	122,631
Bank of America Corp., 4.45%, 3/3/26	1,525,000	1,678,960
Bank of America Corp., (3 month USD LIBOR + 1.320%), 4.08%, 4/23/40 (c)	108,000	124,075
Bank of America Corp., (3 month USD LIBOR + 2.664%), 4.30%, 1/28/25 (c)(e)	475,000	480,344
Bank of America Corp., (SOFR + 0.910%), 0.98%, 9/25/25 (c)	1,000,000	987,857
Bank of America Corp., (SOFR + 0.910%), 1.02%, 7/22/27 (c)	1,000,000	1,016,728
Bank of America Corp., (SOFR + 1.320%), 2.69%, 4/22/32 (c)	1,000,000	1,014,826
Bank of America Corp., (SOFR + 1.560%), 2.97%, 7/21/52 (c)	42,000	42,125
Bank of America Corp., (SOFR + 1.580%), 3.31%, 4/22/42 (c)	82,000	86,184
Bank of America Corp., (SOFR + 1.210%), 2.57%, 10/20/32 (c)	530,000	532,546
Bank of America Corp., Senior Bond, 3.82%, 1/20/28 (3.82% fixed rate until 1/20/27; 1.58% + 3 month USD LIBOR thereafter)(c)	2,225,000	2,409,399
Bank of America Corp., Senior Bond, 3.97%, 3/5/29 (3.97% fixed rate until 3/5/28; 1.07% + 3 month USD LIBOR thereafter)(c)	610,000	667,478
Bank of America Corp., Series JJ, 5.13%, 6/20/24 (5.13% fixed rate until 6/20/24; 3.29% + 3 month USD LIBOR thereafter)(c)(e)	290,000	303,412
Bank of America Corp., Subordinated Note, Series L, 4.18%, 11/25/27	285,000	311,831
BankUnited, Inc., 4.88%, 11/17/25	254,000	279,162
BankUnited, Inc., 5.13%, 6/11/30	158,000	179,905
BOC Aviation USA Corp., 1.63%, 4/29/24 (b)	200,000	199,698

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
FINANCIAL (continued)
Boston Properties L.P., 2.55%, 4/1/32	$44,000	$43,671
Brandywine Operating Partnership L.P., 3.95%, 2/15/23	500,000	511,913
Brighthouse Financial Global Funding, 0.60%, 6/28/23 (b)	95,000	94,515
Brixmor Operating Partnership L.P., 2.50%, 8/16/31	48,000	46,972
Brixmor Operating Partnership L.P., 3.65%, 6/15/24	500,000	523,848
Brixmor Operating Partnership L.P., 4.05%, 7/1/30	625,000	681,990
Brixmor Operating Partnership L.P., Senior Note, 3.90%, 3/15/27	500,000	539,885
Broadstone Net Lease LLC, 2.60%, 9/15/31	515,000	499,788
Charles Schwab Corp. (The), Series H, (1 year CMT + 3.079%), 4.00%, 12/1/30 (c)(e)	1,000,000	1,010,000
Chubb INA Holdings, Inc., 3.05%, 12/15/61	26,000	26,525
Citigroup, Inc., 1.12%, 1/28/27 (SOFR + 0.765%)(c)	820,000	798,668
Citigroup, Inc., 1.68%, 5/15/24 (SOFR + 1.667%)(c)	1,000,000	1,011,089
Citigroup, Inc., 4.70%, 1/30/25 (SOFR + 3.234%)(c)(e)	55,000	55,561
Citigroup, Inc., 5.88%, 2/22/33	119,000	150,932
Citigroup, Inc., (SOFR + 0.686%), 0.78%, 10/30/24 (c)	1,000,000	994,041
Citigroup, Inc., (SOFR + 1.167%), 2.56%, 5/1/32 (c)	300,000	301,556
Citigroup, Inc., (SOFR + 1.422%), 2.98%, 11/5/30 (c)	160,000	166,153
Citigroup, Inc., (SOFR + 0.528%), 1.28%, 11/3/25 (c)	775,000	772,916
Citigroup, Inc., Senior Bond, 3.67%, 7/24/28 (3.67% fixed rate until 7/24/27; 1.39% + 3 month USD LIBOR thereafter)(c)	44,000	47,456
Citigroup, Inc., Senior Bond, 4.08%, 4/23/29 (4.08% fixed rate until 4/23/28; 1.19% + 3 month USD LIBOR thereafter)(c)	700,000	771,957
Citigroup, Inc., Series U, 5.00%, 9/12/24 (SOFR + 3.813%)(c)(e)	225,000	231,750
Citigroup, Inc., Subordinated Bond, 6.00%, 10/31/33	240,000	309,468
Citigroup, Inc., Subordinated Note, 4.45%, 9/29/27	1,504,000	1,676,990
Citizens Financial Group, Inc., 2.64%, 9/30/32	227,000	224,229

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2021

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
FINANCIAL (continued)
Citizens Financial Group, Inc., 3.25%, 4/30/30	$34,000	$35,900
CNA Financial Corp., 3.95%, 5/15/24	365,000	385,092
Columbia Property Trust Operating Partnership L.P., 4.15%, 4/1/25	195,000	211,440
Community Preservation Corp. (The), Series 2020, 2.87%, 2/1/30	1,000,000	1,033,220
Corporate Office Properties L.P., 2.90%, 12/1/33	77,000	75,205
Drawbridge Special Opportunities Fund L.P./Drawbridge Special Opportunities Finance, 3.88%, 2/15/26 (b)	970,000	988,011
Duke Realty L.P., 2.88%, 11/15/29	1,000,000	1,038,990
Empower Finance 2020 L.P., 1.36%, 9/17/27 (b)	1,125,000	1,090,869
Empower Finance 2020 L.P., 1.78%, 3/17/31 (b)	1,000,000	965,364
EPR Properties, 3.60%, 11/15/31	42,000	41,552
Equitable Financial Life Global Funding, 0.50%, 4/6/23 (b)	158,000	157,235
Equitable Financial Life Global Funding, 1.30%, 7/12/26 (b)	97,000	94,923
Everest Reinsurance Holding, Inc., 3.13%, 10/15/52	590,000	574,312
F&G Global Funding, 0.90%, 9/20/24 (b)	88,000	86,692
Federal Realty Investment Trust, 1.25%, 2/15/26	1,150,000	1,126,360
First Horizon Bank, 5.75%, 5/1/30	250,000	299,024
Five Corners Funding Trust, Senior Note, 4.42%, 11/15/23 (b)	600,000	635,946
Five Corners Funding Trust II, 2.85%, 5/15/30 (b)	1,000,000	1,036,190
FS KKR Capital Corp., 4.13%, 2/1/25	1,550,000	1,620,832
GCM Grosvenor Diversified Alternatives Issuer LLC, 6.00%, 11/15/41 (b)	940,000	1,012,888
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	260,000	310,274
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 4/15/26	150,000	167,035
Goldman Sachs Group, Inc. (The), 0.86%, 2/12/26 (SOFR + 0.609%)(c)	1,000,000	980,406
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	201,000	214,205

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
FINANCIAL (continued)
Goldman Sachs Group, Inc. (The), (3 month USD LIBOR + 1.158%), 3.81%, 4/23/29 (c)	$925,000	$1,006,172
Goldman Sachs Group, Inc. (The), (SOFR + 0.818%), 1.54%, 9/10/27 (c)	99,000	96,994
Goldman Sachs Group, Inc. (The), (SOFR + 1.248%), 2.38%, 7/21/32 (c)	69,000	67,937
Goldman Sachs Group, Inc. (The), (SOFR + 1.281%), 2.62%, 4/22/32 (c)	770,000	775,530
Goldman Sachs Group, Inc. (The), (SOFR + 1.513%), 3.21%, 4/22/42 (c)	69,000	71,559
Goldman Sachs Group, Inc. (The), Senior Bond, 4.22%, 5/1/29 (4.22% fixed rate until 5/1/28; 1.30% + 3 month USD LIBOR thereafter)(c)	410,000	455,439
Goldman Sachs Group, Inc. (The), Subordinated Bond, 6.75%, 10/1/37	206,000	292,087
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 9/15/30 (b)	1,000,000	997,500
Healthpeak Properties, Inc., 2.13%, 12/1/28	925,000	926,277
HNA 2015 LLC, 2.37%, 9/18/27	312,603	322,222
Host Hotels & Resorts L.P., Series I, 3.50%, 9/15/30	86,000	88,282
Host Hotels & Resorts L.P., Series J, 2.90%, 12/15/31	850,000	820,047
HSBC Holdings PLC, Senior Bond, 4.58%, 6/19/29 (4.58% fixed rate until 6/19/28; 1.53% + 3 month USD LIBOR thereafter)(c)	200,000	224,049
Jackson Financial, Inc., 4.00%, 11/23/51 (b)	52,000	52,418
JPMorgan Chase & Co., 0.56%, 2/16/25 (SOFR + 0.420%)(c)	950,000	936,242
JPMorgan Chase & Co., 2.01%, 3/13/26 (SOFR + 1.585%)(c)	320,000	323,774
JPMorgan Chase & Co., 4.00%, 4/1/25 (SOFR + 2.745%)(c)(e)	975,000	979,875
JPMorgan Chase & Co., 4.60%, 2/1/25 (SOFR + 3.125%)(c)(e)	165,000	169,331
JPMorgan Chase & Co., (3 month USD LIBOR + 1.337%), 3.78%, 2/1/28 (c)	1,525,000	1,650,863
JPMorgan Chase & Co., (SOFR + 0.600%), 0.65%, 9/16/24 (c)	147,000	146,309

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2021

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
FINANCIAL (continued)
JPMorgan Chase & Co., (SOFR + 1.015%), 2.07%, 6/1/29 (c)	$63,000	$62,474
JPMorgan Chase & Co., (SOFR + 1.250%), 2.58%, 4/22/32 (c)	405,000	410,204
JPMorgan Chase & Co., (SOFR + 1.510%), 2.53%, 11/19/41 (c)	304,000	289,073
JPMorgan Chase & Co., (SOFR + 1.180%), 2.55%, 11/8/32 (c)	535,000	538,008
JPMorgan Chase & Co., Junior Subordinated Bond, Series U, 6.13%, 4/30/24 (6.13% fixed rate until 4/30/24; 3.33% + 3 month USD LIBOR thereafter)(c)(e)	142,000	150,875
JPMorgan Chase & Co., Senior Bond, 4.01%, 4/23/29 (4.01% fixed rate until 4/23/28; 1.12% + 3 month USD LIBOR thereafter)(c)	1,240,000	1,368,656
JPMorgan Chase & Co., Series KK, (5 year CMT + 2.850%), 3.65%, 6/1/26 (c)(e)	1,000,000	997,500
KeyBank NA, Subordinated Note, 3.40%, 5/20/26	500,000	532,522
Kimco Realty Corp., 2.25%, 12/1/31	1,100,000	1,071,832
Landwirtschaftliche Rentenbank, 0.88%, 9/3/30	1,000,000	941,189
Liberty Mutual Group, Inc., 3.95%, 5/15/60 (b)	85,000	93,322
Liberty Mutual Group, Inc., 3.95%, 10/15/50 (b)	120,000	132,824
Liberty Mutual Group, Inc., 4.57%, 2/1/29 (b)	700,000	804,371
Low Income Investment Fund, 3.39%, 7/1/26	1,000,000	1,039,018
LPL Holdings, Inc., 4.38%, 5/15/31 (b)	325,000	332,438
Macquarie Group Ltd., Senior Bond, 3.76%, 11/28/28 (3.76% fixed rate until 11/28/27; 1.37% + 3 month USD LIBOR thereafter)(b)(c)	4,000	4,297
Maple Grove Funding Trust I, 4.16%, 8/15/51 (b)	100,000	102,966
Mastercard, Inc., 1.90%, 3/15/31	1,000,000	1,005,456
Mastercard, Inc., 2.00%, 3/3/25	119,000	122,002
Morgan Stanley, 3.63%, 1/20/27	294,000	318,743
Morgan Stanley, 3.95%, 4/23/27	950,000	1,045,836

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
FINANCIAL (continued)
Morgan Stanley, 4.43%, 1/23/30 (4.43% fixed rate until 1/23/29; 1.63% + 3 month USD LIBOR thereafter)(c)	$440,000	$501,405
Morgan Stanley, (SOFR + 0.525%), 0.79%, 5/30/25 (c)	30,000	29,608
Morgan Stanley, (SOFR + 0.858%), 1.51%, 7/20/27 (c)	94,000	92,519
Morgan Stanley, (SOFR + 1.178%), 2.24%, 7/21/32 (c)	210,000	205,396
Morgan Stanley, (SOFR + 1.360%), 2.48%, 9/16/36 (c)	1,313,000	1,264,353
Morgan Stanley, (SOFR + 1.485%), 3.22%, 4/22/42 (c)	77,000	80,669
Morgan Stanley, (SOFR + 0.560%), 1.16%, 10/21/25 (c)	49,000	48,613
Morgan Stanley, Senior Bond, 3.77%, 1/24/29 (3.77% fixed rate until 1/24/28; 1.14% + 3 month USD LIBOR thereafter)(c)	1,155,000	1,256,843
Morgan Stanley, Subordinated Note, 5.00%, 11/24/25	25,000	27,986
Mozart Debt Merger Sub, Inc., 3.88%, 4/1/29 (b)	175,000	174,382
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 3/15/31	225,000	227,531
National Health Investors, Inc., 3.00%, 2/1/31	54,000	52,064
New York Community Bancorp, Inc., Subordinated Note, 5.90%, 11/6/28 (5.90% fixed rate until 11/6/23; 2.78% + 3 month USD LIBOR thereafter)(c)	128,000	137,814
Nuveen Finance LLC, 4.13%, 11/1/24 (b)	400,000	430,116
Office Properties Income Trust, 3.45%, 10/15/31	52,000	50,385
OFS Capital Corp., 4.75%, 2/10/26	1,300,000	1,313,063
Ohio National Financial Services, Inc., 5.80%, 1/24/30 (b)	200,000	226,464
Omega Healthcare Investors, Inc., 3.25%, 4/15/33	144,000	140,354
Omega Healthcare Investors, Inc., 3.38%, 2/1/31	81,000	81,587
OneMain Finance Corp., 6.63%, 1/15/28	225,000	252,000
OneMain Finance Corp., 8.25%, 10/1/23	125,000	137,656
Primerica, Inc., 2.80%, 11/19/31	78,000	78,840
Principal Life Global Funding II, 0.50%, 1/8/24 (b)	92,000	91,038
Private Export Funding Corp., Series II, 2.05%, 11/15/22	1,000,000	1,013,635

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2021

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
FINANCIAL (continued)
Progressive Corp. (The), Senior Bond, 3.70%, 1/26/45	$500,000	$558,930
Prudential Financial, Inc., 1.50%, 3/10/26	1,232,000	1,232,582
Prudential Financial, Inc., 5.70%, 9/15/48 (5.70% fixed rate until 9/15/28; 2.67% + 3 month USD LIBOR thereafter)(c)	36,000	40,330
Prudential Financial, Inc., Junior Subordinated Bond, 5.63%, 6/15/43 (5.63% fixed rate until 6/15/23; 3.92% + 3 month USD LIBOR thereafter)(c)	97,000	100,929
Public Storage, 2.25%, 11/9/31	360,000	361,812
Realty Income Corp., 2.85%, 12/15/32	550,000	570,733
Realty Income Corp., 3.25%, 1/15/31	285,000	306,450
Regency Centers L.P., 3.75%, 6/15/24	500,000	526,527
Regions Financial Corp., Subordinated Bond, 7.38%, 12/10/37	138,000	206,504
Reinvestment Fund, Inc. (The), 3.88%, 2/15/27	500,000	538,394
SBL Holdings, Inc., 5.00%, 2/18/31 (b)	67,000	70,782
Security Benefit Global Funding, 1.25%, 5/17/24 (b)	48,000	47,763
Signature Bank, 4.00%, 10/15/30 (c)	150,000	159,239
SVB Financial Group, 2.10%, 5/15/28	1,050,000	1,050,238
Synchrony Financial, 2.88%, 10/28/31	46,000	45,904
Synchrony Financial, 4.50%, 7/23/25	374,000	404,089
Teachers Insurance & Annuity Association of America, 3.30%, 5/15/50 (b)	210,000	219,003
Truist Financial Corp., Senior Note, 4.00%, 5/1/25	187,000	201,778
US Bancorp, (5 year CMT + 0.950%), 2.49%, 11/3/36 (c)	215,000	214,173
USAA Capital Corp., 2.13%, 5/1/30 (b)	1,000,000	999,805
Valley National Bancorp, (SOFR + 2.360%), 3.00%, 6/15/31 (c)	138,000	139,070
Visa, Inc., 0.75%, 8/15/27	42,000	40,262
Visa, Inc., 1.90%, 4/15/27	1,000,000	1,014,313
Vornado Realty L.P., 2.15%, 6/1/26	595,000	594,557
Voya Financial, Inc., 4.70%, 1/23/48 (4.70% fixed rate until 1/23/28; 2.08% + 3 month USD LIBOR thereafter)(c)	49,000	49,215

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
FINANCIAL (continued)
Wells Fargo & Co., 3.07%, 4/30/41 (SOFR + 2.530%)(c)	$772,000	$791,705
Wells Fargo & Co., 4.30%, 7/22/27	476,000	530,327
Wells Fargo & Co., 5.61%, 1/15/44	44,000	59,539
Wells Fargo & Co., (SOFR + 1.262%), 2.57%, 2/11/31 (c)	670,000	683,977
WR Berkley Corp., 4.00%, 5/12/50	160,000	183,063
Zions Bancorp NA, 3.25%, 10/29/29	271,000	280,169
Total Financial		79,769,385
INDUSTRIAL - 0.9%
AECOM, 5.13%, 3/15/27	175,000	190,635
Amcor Flexibles North America, Inc., 2.69%, 5/25/31	65,000	65,879
Amsted Industries, Inc., 5.63%, 7/1/27 (b)	200,000	208,000
Arrow Electronics, Inc., 2.95%, 2/15/32	46,000	46,453
Berry Global, Inc., 1.57%, 1/15/26	1,010,000	988,305
Boeing Co. (The), 2.20%, 2/4/26	1,150,000	1,149,726
Boeing Co. (The), 3.75%, 2/1/50	525,000	545,652
Carlisle Cos., Inc., 2.20%, 3/1/32	985,000	948,608
Carrier Global Corp., 3.38%, 4/5/40	132,000	137,916
Caterpillar Financial Services Corp., 0.65%, 7/7/23	149,000	148,990
CNH Industrial Capital LLC, 4.20%, 1/15/24	58,000	61,216
Emerson Electric Co., 0.88%, 10/15/26	93,000	90,455
Flowserve Corp., 2.80%, 1/15/32	245,000	238,387
Illinois Tool Works, Inc., 3.50%, 3/1/24	75,000	78,540
John Deere Capital Corp., 0.63%, 9/10/24	60,000	59,325
John Deere Capital Corp., 1.30%, 10/13/26	47,000	46,525
Kansas City Southern, 4.70%, 5/1/48	38,000	47,278
Nature Conservancy (The), 1.21%, 2/1/24 (3 month USD LIBOR + 1.08%)(c)	520,000	519,282
Nature Conservancy (The), Series A, 1.51%, 7/1/29	300,000	293,876
Penske Truck Leasing Co. L.P./PTL Finance Corp., 3.40%, 11/15/26 (b)	139,000	147,276
Penske Truck Leasing Co. L.P./PTL Finance Corp., Senior Note, 4.13%, 8/1/23 (b)	330,000	344,311

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2021

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
INDUSTRIAL (continued)
Standard Industries, Inc., 4.38%, 7/15/30 (b)	$175,000	$178,588
Standard Industries, Inc., Senior Note, 4.75%, 1/15/28 (b)	125,000	129,063
Stanley Black & Decker, Inc., (5 year CMT + 2.657%), 4.00%, 3/15/60 (c)	148,000	152,049
Trimble, Inc., 4.75%, 12/1/24	13,000	14,093
Trimble, Inc., Senior Note, 4.15%, 6/15/23	250,000	259,989
Union Pacific Corp., 2.97%, 9/16/62	225,000	222,425
United Parcel Service, Inc., 3.90%, 4/1/25	65,000	70,144
Vontier Corp., 2.95%, 4/1/31 (b)	47,000	46,556
Xylem, Inc., 2.25%, 1/30/31	250,000	247,757
Total Industrial		7,677,299
TECHNOLOGY - 0.8%
Apple, Inc., 1.40%, 8/5/28	97,000	94,987
Apple, Inc., Senior Bond, 3.85%, 8/4/46	325,000	385,114
Apple, Inc., Senior Note, 3.00%, 6/20/27	500,000	535,684
Broadcom, Inc., 2.45%, 2/15/31 (b)	79,000	77,461
Broadcom, Inc., 3.14%, 11/15/35 (b)	434,000	436,586
Broadcom, Inc., 3.19%, 11/15/36 (b)	105,000	104,817
Broadcom, Inc., 3.42%, 4/15/33 (b)	809,000	848,076
Broadcom, Inc., 4.11%, 9/15/28	224,000	245,571
CDW LLC/CDW Finance Corp., 2.67%, 12/1/26	315,000	322,751
CDW LLC/CDW Finance Corp., 5.50%, 12/1/24	350,000	383,526
Dell International LLC/EMC Corp., 3.38%, 12/15/41 (b)	54,000	53,387
Dell International LLC/EMC Corp., 8.10%, 7/15/36	56,000	85,210
Hewlett Packard Enterprise Co., 1.75%, 4/1/26	203,000	202,748
Hewlett Packard Enterprise Co., 6.35%, 10/15/45	80,000	107,149
HP, Inc., 2.65%, 6/17/31 (b)	1,000,000	985,854
Kyndryl Holdings, Inc., 2.05%, 10/15/26 (b)	67,000	65,236
Kyndryl Holdings, Inc., 3.15%, 10/15/31 (b)	81,000	78,571
Microsoft Corp., 2.68%, 6/1/60	56,000	55,815
Microsoft Corp., 3.04%, 3/17/62	269,000	287,762
Oracle Corp., 2.30%, 3/25/28	191,000	190,408
Oracle Corp., 4.00%, 11/15/47	122,000	126,666

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
TECHNOLOGY (continued)
Oracle Corp., Senior Bond, 3.80%, 11/15/37	$156,000	$162,876
Roper Technologies, Inc., 1.40%, 9/15/27	500,000	485,164
Total Technology		6,321,419
UTILITIES - 3.5%
AEP Transmission Co. LLC, 4.25%, 9/15/48	425,000	509,919
AES Corp. (The), 1.38%, 1/15/26	1,000,000	970,456
AES Corp. (The), 2.45%, 1/15/31	1,000,000	974,306
Alabama Power Co., 3.75%, 3/1/45	170,000	188,109
Alexander Funding Trust, 1.84%, 11/15/23 (b)	555,000	556,884
Alliant Energy Finance LLC, 3.75%, 6/15/23 (b)	300,000	310,744
American Electric Power Co., Inc., Senior Note, 3.20%, 11/13/27	77,000	81,279
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.88%, 8/20/26	225,000	251,665
Atmos Energy Corp., 3.38%, 9/15/49	320,000	339,662
Avangrid, Inc., 3.20%, 4/15/25	236,000	248,014
Brooklyn Union Gas Co. (The), 4.49%, 3/4/49 (b)	1,000,000	1,174,833
Calpine Corp., 3.75%, 3/1/31 (b)	450,000	433,687
Clearway Energy Operating LLC, 3.75%, 2/15/31 (b)	925,000	922,687
CMS Energy Corp., (5 year CMT + 4.116%), 4.75%, 6/1/50 (c)	63,000	68,513
Commonwealth Edison Co., 3.70%, 8/15/28	820,000	899,592
Connecticut Light & Power Co. (The), 4.00%, 4/1/48	105,000	125,605
Consolidated Edison Co. of New York, Inc., 3.60%, 6/15/61	167,000	176,253
Dominion Energy South Carolina, Inc., 5.10%, 6/1/65	101,000	144,399
Dominion Energy, Inc., Junior Subordinated Bond, 5.75%, 10/1/54 (5.75% fixed rate until 10/1/24; 3.06% + 3 month USD LIBOR thereafter)(c)	42,000	44,812
Dominion Energy, Inc., Senior Note, 4.25%, 6/1/28	270,000	300,907
DTE Electric Co., 3.95%, 3/1/49	124,000	146,530
Duke Energy Florida LLC, 2.50%, 12/1/29	1,000,000	1,027,601
Duke Energy Florida LLC, 3.80%, 7/15/28	550,000	606,022

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2021

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
UTILITIES (continued)
Duke Energy Florida LLC, 4.20%, 7/15/48	$50,000	$59,991
Electricite de France S.A., Senior Note, 3.63%, 10/13/25 (b)	1,000,000	1,066,898
Emera US Finance L.P., 3.55%, 6/15/26	400,000	425,441
Emera US Finance L.P., 4.75%, 6/15/46	102,000	120,160
Entergy Louisiana LLC, 4.20%, 9/1/48	310,000	368,717
Entergy Mississippi LLC, 3.50%, 6/1/51	37,000	39,737
Entergy Texas, Inc., 4.50%, 3/30/39	204,000	239,889
Essential Utilities, Inc., 3.35%, 4/15/50	58,000	60,030
FirstEnergy Corp., Senior Bond, Series C, 7.38%, 11/15/31	114,000	153,832
Florida Power & Light Co., 2.88%, 12/4/51	570,000	578,065
Georgia Power Co., Series A, 3.25%, 3/15/51	92,000	92,272
Interstate Power & Light Co., 3.50%, 9/30/49	64,000	68,587
Israel Electric Corp. Ltd., Senior Secured Note, 6.88%, 6/21/23 (b)	400,000	431,600
Jersey Central Power & Light Co., 2.75%, 3/1/32 (b)	35,000	35,469
Liberty Utilities Finance GP 1, 2.05%, 9/15/30 (b)	64,000	61,014
MidAmerican Energy Co., 3.10%, 5/1/27	624,000	662,455
National Fuel Gas Co., 4.75%, 9/1/28	1,000,000	1,103,110
National Fuel Gas Co., 5.50%, 1/15/26	1,225,000	1,368,740
National Rural Utilities Cooperative Finance Corp., 2.85%, 1/27/25	329,000	343,098
New York State Electric & Gas Corp., 2.15%, 10/1/31 (b)	1,225,000	1,197,721
Northwest Natural Gas Co., 3.08%, 12/1/51	1,000,000	989,459
Oncor Electric Delivery Co. LLC, 3.70%, 11/15/28	720,000	792,416
Pacific Gas and Electric Co., 3.95%, 12/1/47	107,000	103,060
Pacific Gas and Electric Co., 4.30%, 3/15/45	81,000	81,892
PacifiCorp, 4.13%, 1/15/49	135,000	155,526
Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28 (b)	425,000	440,937
PPL Electric Utilities Corp., 4.15%, 6/15/48	85,000	102,199
Public Service Co. of Colorado, 2.70%, 1/15/51	179,000	171,739

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
UTILITIES (continued)
Public Service Co. of Colorado, 3.70%, 6/15/28	$85,000	$93,242
Public Service Co. of Colorado, 4.10%, 6/15/48	182,000	217,394
Public Service Co. of Oklahoma, Series J, 2.20%, 8/15/31	109,000	107,045
Public Service Electric & Gas Co., 2.70%, 5/1/50	420,000	405,528
Public Service Enterprise Group, Inc., 2.45%, 11/15/31	350,000	345,850
San Diego Gas & Electric Co., Series WWW, 2.95%, 8/15/51	1,375,000	1,383,748
Southern California Edison Co., 1.10%, 4/1/24	206,000	205,217
Southern California Edison Co., Series C, 4.13%, 3/1/48	110,000	123,392
Southern California Gas Co., Series VV, 4.30%, 1/15/49	75,000	93,047
Southern Power Co., Senior Note, 4.15%, 12/1/25	500,000	543,774
Southwestern Electric Power Co., 3.25%, 11/1/51	1,100,000	1,090,830
Southwestern Public Service Co., 3.75%, 6/15/49	360,000	409,749
Star Energy Geothermal Wayang Windu Ltd., Senior Secured Bond, 6.75%, 4/24/33 (b)	419,350	459,188
Tucson Electric Power Co., 1.50%, 8/1/30	525,000	490,384
Union Electric Co., 2.95%, 6/15/27	86,000	90,460
Vistra Operations Co. LLC, 3.55%, 7/15/24 (b)	305,000	314,082
Vistra Operations Co. LLC, 5.00%, 7/31/27 (b)	100,000	103,782
Wisconsin Public Service Corp., 2.85%, 12/1/51	510,000	500,900
Total Utilities		28,794,145
TOTAL CORPORATE BONDS (Cost: $208,563,976)		213,663,106
ASSET-BACKED SECURITIES - 16.6%
ABPCI Direct Lending Fund ABS I Ltd., Series 2020-1A, Class A, ABS, 3.20%, 12/20/30 (b)	1,620,000	1,620,245
Adams Outdoor Advertising L.P., Series 2018-1, Class A, 4.81%, 11/15/48 (b)	1,351,239	1,393,342
Americredit Automobile Receivables Trust, Series 2019-1, Class B, 3.13%, 2/18/25	100,000	100,687

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2021

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Americredit Automobile Receivables Trust, Series 2019-1, Class C, 3.36%, 2/18/25	$100,000	$102,249
Americredit Automobile Receivables Trust, Series 2019-2, Class C, 2.74%, 4/18/25	300,000	306,096
Americredit Automobile Receivables Trust, Series 2019-3, Class C, 2.32%, 7/18/25	500,000	507,128
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class B, 1.48%, 1/21/25	300,000	301,442
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class C, ABS, 1.06%, 8/18/26	200,000	199,496
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class C, ABS, 0.89%, 10/19/26	1,100,000	1,087,519
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, ABS, 1.01%, 1/19/27	300,000	294,939
AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, ABS, 1.41%, 8/18/27	300,000	297,469
AMSR 2019-SFR1 Trust, Series 2019-SFR1, Class D, ABS, 3.25%, 1/19/39 (b)	100,000	102,178
Antares CLO 2019-1 Ltd., Series 2019-1A, Class B, ABS, (3 month USD LIBOR + 2.550%), 2.68%, 7/20/31 (b)(c)	1,940,000	1,940,578
Apres Static CLO Ltd., Series 2019-1A, Class A1R, ABS, (3 month USD LIBOR + 1.070%), 1.19%, 10/15/28 (b)(c)	951,666	951,683
Atlas Senior Loan Fund XI Ltd., Series 2018-11A, Class A1L, 1.23%, 7/26/31 (3 month USD LIBOR + 1.10%)(b)(c)	1,000,000	1,000,026
Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class A, 4.00%, 3/20/25 (b)	200,000	210,834
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 3.45%, 3/20/23 (b)	150,000	150,589
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.35%, 9/22/25 (b)	400,000	418,904

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.36%, 3/20/26 (b)	$500,000	$511,092
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A, 2.33%, 8/20/26 (b)	300,000	307,160
Avis Budget Rental Car Funding AESOP LLC, Series 2021-1A, Class A, ABS, 1.38%, 8/20/27 (b)	800,000	785,582
Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class A, ABS, 1.66%, 2/20/28 (b)	900,000	891,810
Bain Capital Credit Clo Ltd., Series 2016-2A, Class CRR, ABS, (3 month USD LIBOR + 2.000%), 2.12%, 1/15/29 (b)(c)	660,000	656,244
Bain Capital Credit CLO Ltd., Series 2019-2A, Class AR, ABS, (3 month USD LIBOR + 1.100%), 1.22%, 10/17/32 (b)(c)	1,250,000	1,249,515
Balboa Bay Loan Funding Ltd., Series 2020-1A, Class AR, ABS, (3 month USD LIBOR + 1.120%), 1.00%, 1/20/32 (b)(c)	1,000,000	999,999
Balboa Bay Loan Funding Ltd., Series 2021-1A, Class A, ABS, (3 month USD LIBOR + 1.200%), 1.00%, 7/20/34 (b)(c)	1,000,000	1,000,459
Blackrock Rainier CLO VI Ltd., Series 2021-6A, Class A, ABS, (3 month USD LIBOR + 1.700%), 1.83%, 4/20/33 (b)(c)	2,000,000	2,004,694
Business Jet Securities LLC, Series 2020-1A, Class A, ABS, 2.98%, 11/15/35 (b)	138,880	138,670
California Street CLO IX L.P., Series 2012-9A, Class CR3, ABS, (3 month USD LIBOR + 2.500%), 2.62%, 7/16/32 (b)(c)	1,840,000	1,835,488
Carlyle Global Market Strategies, Series 2012-4A, Class A1R3, ABS, (3 month USD LIBOR + 1.080%), 1.21%, 4/22/32 (b)(c)	1,250,000	1,249,535
Carlyle Global Market Strategies, Series 2015-5A, Class A1RR, ABS, (3 month USD LIBOR + 1.080%), 1.21%, 1/20/32 (b)(c)	2,250,000	2,248,450

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2021

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Carlyle Global Market Strategies, Series 2021-11A, Class A, ABS, (3 month USD LIBOR + 1.095%), 1.35%, 1/25/33 (b)(c)	$2,000,000	$2,000,000
Carlyle Global Market Strategies, Series 2021-5A, Class A1, ABS, (3 month USD LIBOR + 1.120%), 1.00%, 7/20/34 (b)(c)	1,500,000	1,499,162
Carmax Auto Owner Trust, Series 2021-1, Class C, ABS, 0.94%, 12/15/26	400,000	392,819
CarMax Auto Owner Trust, Series 2021-2, Class C, ABS, 1.34%, 2/16/27	200,000	197,943
CarMax Auto Owner Trust, Series 2021-3, Class C, ABS, 1.25%, 5/17/27	190,000	186,524
CarMax Auto Owner Trust, Series 2021-4, Class C, ABS, 1.38%, 7/15/27	200,000	196,107
CARS-DB4 L.P., Series 2020-1A, Class B1, 4.17%, 2/15/50 (b)	540,000	554,584
Carvana Auto Receivables Trust, Series 2021-P4, Class B, ABS, 1.98%, 2/10/28	100,000	99,961
CBAM Ltd., Series 2020-12A, Class AR, ABS, (3 month USD LIBOR + 1.180%), 1.31%, 7/20/34 (b)(c)	1,750,000	1,751,080
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28%, 7/15/60 (b)	358,996	358,605
CFG Investments Ltd., Series 2021-1, Class A, ABS, 4.70%, 5/20/32 (b)	510,000	517,716
Chase Funding Loan Acquisition Trust, Series 2004-OPT1, 0.96%, 6/25/34 (1 month USD LIBOR +0.855%)(c)	40,987	40,324
CIFC Funding Ltd., Series 2014-5A, Class A1R2, 1.32%, 10/17/31 (3 month USD LIBOR + 1.20%)(b)(c)	1,000,000	1,000,051
Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7, 3.96%, 10/13/30	600,000	687,789
Commonbond Student Loan Trust, Series 2018-CGS, Class A1, 3.87%, 2/25/46 (b)	48,372	49,568
Commonbond Student Loan Trust, Series 2020-AGS, Class A, 1.98%, 8/25/50 (b)	277,221	276,961
Credit Acceptance Auto Loan Trust, Series 2021-4, Class C, ABS, 1.94%, 2/18/31 (b)	830,000	822,705

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Diamond CLO Ltd., Series 2019-1A, Class DR, ABS, (3 month USD LIBOR + 3.400%), 3.52%, 4/25/29 (b)(c)	$1,300,000	$1,295,722
DigitalBridge Issuer LLC, Series 2020-1A, Class A2, 3.93%, 9/25/51 (b)	1,020,000	1,010,871
Drive Auto Receivables Trust, Series 2021-1, Class B, ABS, 0.65%, 7/15/25	200,000	199,693
Dryden 72 CLO Ltd., Series 2019-72A, Class AR, ABS, (3 month USD LIBOR + 1.080%), 1.24%, 5/15/32 (b)(c)	1,510,000	1,510,223
Elevation CLO Ltd., Series 2014-2A, Class A1R, 1.35%, 10/15/29 (3 month USD LIBOR + 1.23%)(b)(c)	500,000	499,836
Elevation CLO Ltd., Series 2021-13A, Class A1, ABS, (3 month USD LIBOR + 1.190%), 1.34%, 7/15/34 (b)(c)	1,000,000	999,432
Ellington Loan Acquisition Trust, Series 2007-2, Class A2C, 1.20%, 5/25/37 (1 month USD LIBOR + 1.10%)(b)(c)	10,121	10,127
FCI Funding LLC, Series 2019-1A, Class A, 3.63%, 2/18/31 (b)	76,470	76,771
Flexential Issuer, Series 2021-1A, Class A2, ABS, 3.25%, 11/27/51 (b)	1,700,000	1,696,811
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19%, 7/15/31 (b)	500,000	526,762
Ford Credit Auto Owner Trust, Series 2019-1, Class A, 3.52%, 7/15/30 (b)	1,000,000	1,048,404
Ford Credit Auto Owner Trust, Series 2020-2, Class A, ABS, 1.06%, 4/15/33 (b)	800,000	783,941
Ford Credit Auto Owner Trust, Series 2020-REV1, 2.04%, 8/15/31 (b)	800,000	814,410
Ford Credit Auto Owner Trust, Series 2021-1, Class B, ABS, 1.61%, 10/17/33 (b)	120,000	118,412
Ford Credit Auto Owner Trust, Series 2021-2, Class B, ABS, 1.91%, 5/15/34 (b)	100,000	99,317
Ford Credit Floorplan Master Owner Trust A, Series 2020-2, Class A, 1.06%, 9/15/27	600,000	590,760
Global SC Finance VII Srl, Series 2020-1A, Class A, 2.17%, 10/17/40 (b)	490,758	489,507

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2021

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Global SC Finance VII Srl, Series 2020-2A, Class A, 2.26%, 11/19/40 (b)	$262,821	$263,028
Global SC Finance VII Srl, Series 2020-2A, Class B, 3.32%, 11/19/40 (b)	219,015	219,981
GM Financial Consumer Automobile Receivables Trust, Series 2018-4, Class C, 3.62%, 6/17/24	100,000	102,048
GM Financial Revolving Receivables Trust, Series 2021-1, Class B, ABS, 1.49%, 6/12/34 (b)	100,000	97,964
Golub Capital Partners ABS Funding Ltd., Series 2020-1A, Class A2, ABS, 3.21%, 1/22/29 (b)	800,000	798,652
Golub Capital Partners TALF LLC, Series 2020-2A, Class C, ABS, (3 month USD LIBOR + 3.650%), 3.79%, 2/5/30 (b)(c)	650,000	652,115
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A, ABS, 2.10%, 5/20/48 (b)	371,071	364,647
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, ABS, 2.31%, 10/20/48 (b)	1,500,000	1,495,400
HERO Funding Trust, Series 2016-1A, Class A, 4.05%, 9/20/41 (b)	392,819	409,560
HERO Funding Trust, Series 2016-3A, Class A1, 3.08%, 9/20/42 (b)	179,587	183,914
HERO Funding Trust, Series 2020-1A, Class A, 2.59%, 9/20/57 (b)	644,921	646,919
Hertz Vehicle Financing III L.P., Series 2021-2A, Class A, ABS, 1.68%, 12/27/27 (b)	400,000	393,995
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, ABS, 1.21%, 12/26/25 (b)	400,000	396,054
Home Equity Asset Trust, Series 2003-1, Class M1, 1.60%, 6/25/33 (1 month USD LIBOR + 1.50%)(c)	3,947	3,974
Home Partners of America Trust, Series 2021-3, Class A, ABS, 2.20%, 1/17/41 (b)	500,000	498,388
HPS Loan Management Ltd., Series 10A-16, Class A1RR, ABS, (3 month USD LIBOR + 1.140%), 1.27%, 4/20/34 (b)(c)	1,000,000	998,368
HPS Loan Management Ltd., Series 15A-19, Class A1, 1.45%, 7/22/32 (3 month USD LIBOR + 1.32%)(b)(c)	500,000	500,329

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Jamestown CLO XIV Ltd., Series 2019-14A, Class A1AR, ABS, (3 month USD LIBOR + 1.200%), 1.33%, 10/20/34 (b)(c)	$1,125,000	$1,124,717
KKR Clo 32 Ltd., Series 32A, Class A1, ABS, (3 month USD LIBOR + 1.320%), 1.44%, 1/15/32 (b)(c)	1,500,000	1,500,681
KVK CLO Ltd., Series 2016-1A, Class A1R2, ABS, (3 month USD LIBOR + 1.210%), 1.00%, 10/15/34 (b)(c)	750,000	749,811
Laurel Road Prime Student Loan Trust, Series 2019-A, Class A2FX, 2.73%, 10/25/48 (b)	70,048	70,627
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75%, 1/25/59 (b)	51,537	51,588
Legacy Mortgage Asset Trust, Series 2019-GS4, Class A1, 3.44%, 5/25/59 (b)	132,548	132,619
Lendmark Funding Trust, Series 2019-2A, Class A, ABS, 2.78%, 4/20/28 (b)	800,000	811,170
LIAS Administration Fee Issuer LLC, Series 2018-1A, Class A, 5.96%, 7/25/48	1,134,103	1,221,142
Loanpal Solar Loan 2021-1 Ltd., Series 2021-1GS, Class A, ABS, 2.29%, 1/20/48 (b)	797,251	796,908
Loanpal Solar Loan 2021-2 Ltd., Series 2021-2GS, Class A, ABS, 2.22%, 3/20/48 (b)	430,350	426,759
Logan CLO I Ltd., Series 2021-1A, Class A, ABS, (3 month USD LIBOR + 1.160%), 1.31%, 7/20/34 (b)(c)	1,000,000	1,000,304
Madison Park Funding X Ltd., Series 2012-10A, Class AR3, ABS, (3 month USD LIBOR + 1.010%), 1.14%, 1/20/29 (b)(c)	2,815,551	2,815,782
MCA Fund Holding LLC, Series 2020-1, Class A, ABS, 3.25%, 11/15/35 (b)	695,243	701,292
Midocean Credit CLO IX, Series 2018-9A, Class A1, 1.28%, 7/20/31 (3 month USD LIBOR + 1.15%)(b)(c)	500,000	500,032
MMAF Equipment Finance LLC, Series 2018-A, Class A5, 3.61%, 3/10/42 (b)	100,000	104,677
MMAF Equipment Finance LLC, Series 2019-A, Class A5, 3.08%, 11/12/41 (b)	300,000	311,937

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2021

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
MMAF Equipment Finance LLC, Series 2019-B, Class A5, 2.29%, 11/12/41 (b)	$300,000	$307,622
Monroe Capital ABS Funding Ltd., Series 2021-1A, Class A2, ABS, 2.82%, 4/22/31 (b)	2,200,000	2,165,350
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE6, Class M1, 0.93%, 8/25/34 (1 month USD LIBOR + 0.83%)(c)	6,688	6,628
Mosaic Solar Loan Trust, Series 2020-1A, Class A, 2.10%, 4/20/46 (b)	637,118	638,869
Mosaic Solar Loan Trust, Series 2020-2A, Class A, 1.44%, 8/20/46 (b)	723,352	703,153
Mosaic Solar Loan Trust, Series 2021-1A, Class B, ABS, 2.05%, 12/20/46 (b)	800,589	790,814
Mosaic Solar Loan Trust, Series 2021-3A, Class A, ABS, 1.44%, 6/20/52 (b)	1,637,323	1,584,399
Mountain View CLO IX Ltd., Series 2015-9A, Class A1R, 1.24%, 7/15/31 (3 month USD LIBOR + 1.12%)(b)(c)	1,000,000	998,845
NADG NNN Operating L.P., Series 2019-1, Class A, 3.37%, 12/28/49 (b)	386,100	391,486
Nassau CFO LLC, Series 2019-1, Class A, 3.98%, 8/15/34 (b)	1,127,316	1,139,208
Navient Private Education Refi Loan Trust, Series 2018-CA, Class A2, 3.52%, 6/16/42 (b)	67,537	68,552
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.13%, 2/15/68 (b)	185,597	189,173
Navient Private Education Refi Loan Trust, Series 2020-B, Class A2, 2.12%, 1/15/69 (b)	224,995	227,408
Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.69%, 5/15/69 (b)	182,598	182,717
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, ABS, 2.41%, 10/20/61 (b)	1,730,000	1,733,986
New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series 2020-APT1, Class AT1, ABS, 1.04%, 12/16/52 (b)	540,000	540,029
Newtek Small Business Loan Trust, Series 2018-1, Class A, 2.70%, 2/25/44 (1 month USD LIBOR + 1.70%)(b)(c)	410,029	411,128

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Newtek Small Business Loan Trust, Series 2019-2, Class A ( PRIME + 0.50%), 4.00%, 2/25/44 (1 month USD LIBOR + 3.00%)(b)(c)	$197,327	$198,261
Northwoods Capital XV Ltd., Series 2017-15A, Class A1R, ABS, (3 month USD LIBOR + 1.210%), 1.42%, 6/20/34 (b)(c)	2,000,000	2,000,290
NRZ Advance Receivables Trust, Series 2020-T2, Class AT2, 1.48%, 9/15/53 (b)	510,000	509,629
NRZ Advance Receivables Trust, Series 2020-T3, Class AT3, ABS, 1.32%, 10/15/52 (b)	300,000	299,854
NXT Capital CLO LLC, Series 2020-1A, Class C, ABS, (3 month USD LIBOR + 3.350%), 3.48%, 1/20/31 (b)(c)	1,620,000	1,620,429
Oaktree CLO Ltd., Series 2015-1A, Class A1R, 1.00%, 10/20/27 (3 month USD LIBOR + 0.87%)(b)(c)	531,330	531,112
Ocean Trails CLO V, Series 2014-5A, Class ARR, (3 month USD LIBOR + 1.280%), 1.40%, 10/13/31 (b)(c)	1,474,373	1,474,413
Octagon Investment Partners, Ltd., Series 2017-1A, Class AR, ABS, (3 month USD LIBOR + 1.050%), 1.18%, 7/20/30 (b)(c)	875,000	873,927
OnDeck Asset Securitization Trust III LLC, Series 2021-1A, Class B, ABS, 2.28%, 5/17/27 (b)	2,050,000	2,037,906
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A, 3.43%, 12/16/24 (b)	14,807	14,811
OneMain Direct Auto Receivables Trust, Series 2019-1A, Class A, 3.63%, 9/14/27 (b)	900,000	949,581
OneMain Direct Auto Receivables Trust, Series 2021-1A, Class B, ABS, 1.26%, 7/14/28 (b)	600,000	593,037
OneMain Financial Issuance Trust, Series 2020-1A, Class A, 3.84%, 5/14/32 (b)	200,000	204,522
OneMain Financial Issuance Trust, Series 2020-2A, Class A, 1.75%, 9/14/35 (b)	400,000	397,383

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2021

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
OneMain Financial Issuance Trust, Series 2021-1A, Class A2, ABS, (SOFR30A + 0.760%), 0.81%, 6/16/36 (b)(c)	$600,000	$600,299
Oportun Funding XIV LLC, Series 2021-A, Class A, ABS, 1.21%, 3/8/28 (b)	1,400,000	1,396,830
Oportun Issuance Trust, Series 2021-B, Class C, ABS, 3.65%, 5/8/31 (b)	1,290,000	1,291,224
Oxford Finance Funding LLC, Series 2019-1A, Class A2, 4.46%, 2/15/27 (b)	576,136	587,450
Oxford Finance Funding LLC, Series 2020-1A, Class A2, 3.10%, 2/15/28 (b)	800,000	808,376
Palmer Square CLO Ltd., Series 2015-1A, Class A1A4, ABS, (3 month USD LIBOR + 1.130%), 1.29%, 5/21/34 (b)(c)	1,500,000	1,499,996
Palmer Square Loan Funding 2020-4 Ltd., Series 2020-4A, Class B, (3 month USD LIBOR + 2.300%), 2.48%, 11/25/28 Zero Coupon,(b)(c)	730,000	730,537
Pennsylvania Higher Education Assistance Agency, Series 2021-1A, Class A, ABS, (1 month USD LIBOR + 0.530%), 0.63%, 5/25/70 (b)(c)	513,679	514,172
Progress Residential Trust, Series 2021-SFR8, Class D, ABS, 2.08%, 10/17/38 (b)	100,000	97,768
ReadyCap Lending Small Business Loan Trust, Series 2019-2, Class A ( PRIME + 0.50%), 2.75%, 12/27/44 (b)(c)	332,832	326,264
Regatta VII Funding Ltd., Series 2016-4A, Class A1, ABS, (3 month USD LIBOR + 1.150%), 1.36%, 6/20/34 (b)(c)	1,500,000	1,498,803
Regional Management Issuance Trust, Series 2020-1, Class A, 2.34%, 10/15/30 (b)	320,000	322,179
Regional Management Issuance Trust, Series 2021-1, Class A, ABS, 1.68%, 3/17/31 (b)	1,870,000	1,846,396
Renew, Series 2018-1, Class A, 3.95%, 9/20/53 (b)	215,604	224,158
Renew, Series 2021-1, Class A, ABS, 2.06%, 11/20/56 (b)	857,019	844,497
Republic Finance Issuance Trust, Series 2020-A, Class B, ABS, 3.54%, 11/20/30 (b)	600,000	612,126

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Rockford Tower CLO 2020-1 Ltd., Series 2020-1A, Class A, ABS, (3 month USD LIBOR + 1.280%), 1.41%, 1/20/32 (b)(c)	$1,250,000	$1,258,119
Sabey Data Center Issuer LLC, Series 2020-1, Class A2, 3.81%, 4/20/45 (b)	740,000	769,965
Santander Drive Auto Receivables Trust, Series 2019-2, Class C, 2.90%, 10/15/24	251,578	252,754
Santander Drive Auto Receivables Trust, Series 2019-3, Class C, 2.49%, 10/15/25	160,736	161,444
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12%, 1/15/26	400,000	401,165
Santander Drive Auto Receivables Trust, Series 2020-4, Class C, ABS, 1.01%, 1/15/26	300,000	300,400
Santander Drive Auto Receivables Trust, Series 2021-1, Class C, ABS, 0.75%, 2/17/26	600,000	599,392
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, ABS, 0.90%, 6/15/26	500,000	498,507
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, ABS, 1.35%, 7/15/27	600,000	596,317
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, ABS, 0.95%, 9/15/27	600,000	594,215
Santander Drive Auto Receivables Trust, Series 2021-4, Class C, ABS, 1.26%, 2/16/27	600,000	596,343
Sixth Street CLO XVI Ltd., Series 2020-16A, Class A1A, ABS, (3 month USD LIBOR + 1.320%), 1.45%, 10/20/32 (b)(c)	1,750,000	1,750,093
SoFi Consumer Loan Program Trust, Series 2020-1, Class 1A, 2.02%, 1/25/29 (b)	68,625	68,894
SoFi Professional Loan Program Trust, Series 2020-C, Class AFX, 1.95%, 2/15/46 (b)	195,223	196,509
Sofi Professional Loan Program LLC, Series 2019-A, Class A2FX, 3.69%, 6/15/48 (b)	114,331	117,122

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2021

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Sofi Professional Loan Program LLC, Series 2019-C, Class A2FX, 2.37%, 11/16/48 (b)	$228,915	$231,721
SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX, 2.54%, 5/15/46 (b)	396,164	403,246
Sound Point CLO II Ltd., Series 2013-1A, Class A1R, 1.20%, 1/26/31 (3 month USD LIBOR + 1.07%)(b)(c)	250,000	250,139
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.54%, 2/25/44 (b)	1,234,017	1,278,541
Store Master Funding I-VII, Series 2019-1, Class A1, 2.82%, 11/20/49 (b)	1,006,339	1,030,823
STWD Ltd., Series 2019-FL1, Class B (SOFR30A +1.714%), 1.77%, 7/15/38 (SOFR + 1.71%)(SOFR + 1.71%)(SOFR + 1.71%)(SOFR + 1.71)3(b)(c)	470,000	469,266
STWD Ltd., Series 2019-FL1, Class C (SOFR30A +1.714%), 2.12%, 7/15/38 (SOFR + 1.06%)(SOFR + 1.06%)(SOFR + 1.06%)1(b)(c)	280,000	279,388
Summit Issuer LLC, Series 2020-1A, Class A2, ABS, 2.29%, 12/20/50 (b)	1,620,000	1,605,256
Sunrun Athena Issuer LLC, Series 2018-1, Class A, 5.31%, 4/30/49 (b)	232,865	254,692
Sunrun Demeter Issuer, Series 2021-2A, Class A, ABS, 2.27%, 1/30/57 (b)	1,280,000	1,271,007
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54 (b)	401,168	422,209
SWC Funding LLC, Series 2018-1A, Class A, 4.75%, 8/15/33 (b)	1,165,639	1,184,970
TCW CLO 2017-1A Ltd., Series 2017-1A, Class A1RR, ABS, (3 month USD LIBOR + 1.180%), 1.00%, 10/29/34 (b)(c)	750,000	750,544
Tesla Auto Lease Trust, Series 2019-A, Class A3, 2.16%, 10/20/22 (b)	929,208	932,998
Tesla Auto Lease Trust, Series 2019-A, Class A4, 2.20%, 11/21/22 (b)	500,000	503,991
Tesla Auto Lease Trust, Series 2020-A, Class D, ABS, 2.33%, 2/20/24 (b)	800,000	810,254
Tesla Auto Lease Trust, Series 2021-A, Class A3, ABS, 0.56%, 3/20/25 (b)	1,000,000	993,856

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Tesla Auto Lease Trust, Series 2021-B, Class A3, ABS, 0.60%, 9/22/25 (b)	$1,200,000	$1,185,460
TH Msrissuer Trust, Series 2019-FT1, Class A, 2.89%, 6/25/24 (1 month USD LIBOR + 2.80%)(b)(c)	450,000	448,642
TICP CLO IX Ltd., Series 2017-9A, Class A, 1.27%, 1/20/31 (3 month USD LIBOR + 1.14%)(b)(c)	1,000,000	999,999
Towd Point Mortgage Trust, Series 2020-4, Class A1, ABS, 1.75%, 10/25/60 (b)	182,084	181,649
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 5/25/33 (b)	300,000	299,184
Toyota Auto Receivables Owner Trust, Series 2021-B, Class A2, ABS, 0.14%, 1/16/24	1,807,373	1,805,400
Trimaran Cavu Ltd., Series 2019-1A, Class A1, 1.59%, 7/20/32 (3 month USD LIBOR + 1.46%)(b)(c)	500,000	500,359
Vantage Data Centers Issuer LLC, Series 2019-1A, Class A2, 3.19%, 7/15/44 (b)	825,283	842,962
VB-S1 Issuer LLC, Series 2020-1A, Class C2, 3.03%, 6/15/50 (b)	700,000	719,032
VCP RRL ABS I Ltd., Series 2021-1A, Class A, ABS, 2.15%, 10/20/31 (b)	900,000	894,472
Vivint Solar Financing V LLC, Series 2018-1A, Class A, 4.73%, 4/30/48 (b)	235,464	250,630
Vivint Solar Financing V LLC, Series 2018-1A, Class B, 7.37%, 4/30/48 (b)	733,422	767,104
Wellfleet CLO Ltd., Series 2018-1A, Class A, 1.22%, 7/17/31 (3 month USD LIBOR + 1.10%)(b)(c)	1,000,000	995,908
Wendy's Funding LLC, Series 2019-1A, Class A2I, 3.78%, 6/15/49 (b)	460,000	476,575
World Omni Select Auto Trust, Series 2019-A, Class B, 2.17%, 12/15/25	400,000	403,368
World Omni Select Auto Trust, Series 2019-A, Class C, 2.38%, 12/15/25	100,000	101,425
World Omni Select Auto Trust, Series 2021-A, Class C, ABS, 1.09%, 11/15/27	100,000	98,287

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2021

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Zais CLO 9 Ltd., Series 2018-2A, Class A, 1.33%, 7/20/31 (3 month USD LIBOR + 1.20%)(b)(c)	$970,261	$959,337

TOTAL ASSET-BACKED SECURITIES (Cost: $136,897,259)		137,361,912

U.S. GOVERNMENT AGENCIES - 14.6%
Federal Home Loan Mortgage Corp., 0.25%, 8/24/23	1,050,000	1,043,183
Federal Home Loan Mortgage Corp., 1.50%, 11/1/50	463,859	448,281
Federal Home Loan Mortgage Corp., 2.00%, 1/1/32	129,851	133,496
Federal Home Loan Mortgage Corp., 2.00%, 9/1/50	2,697,708	2,691,791
Federal Home Loan Mortgage Corp., 2.50%, 6/1/28	91,342	95,065
Federal Home Loan Mortgage Corp., 2.50%, 3/1/51	346,728	357,684
Federal Home Loan Mortgage Corp., 2.50%, 4/1/51	2,915,149	2,978,682
Federal Home Loan Mortgage Corp., 2.50%, 5/1/51	281,976	288,122
Federal Home Loan Mortgage Corp., 2.50%, 10/1/51	421,735	430,907
Federal Home Loan Mortgage Corp., 3.00%, 1/1/32	205,256	216,836
Federal Home Loan Mortgage Corp., 3.00%, 12/1/37	300,983	315,653
Federal Home Loan Mortgage Corp., 3.00%, 1/1/43	560,951	592,717
Federal Home Loan Mortgage Corp., 3.00%, 8/1/45	243,497	255,929
Federal Home Loan Mortgage Corp., 3.00%, 1/1/47	829,927	869,912
Federal Home Loan Mortgage Corp., 3.00%, 4/1/47	297,474	311,147
Federal Home Loan Mortgage Corp., 3.00%, 10/1/49	79,211	82,214
Federal Home Loan Mortgage Corp., 3.00%, 2/1/50	420,960	437,584
Federal Home Loan Mortgage Corp., 3.50%, 10/1/41	77,051	82,877
Federal Home Loan Mortgage Corp., 3.50%, 10/1/42	364,965	394,329
Federal Home Loan Mortgage Corp., 3.50%, 7/1/43	160,736	173,009
Federal Home Loan Mortgage Corp., 3.50%, 1/1/45	225,445	242,497
Federal Home Loan Mortgage Corp., 3.50%, 7/1/45	151,942	162,282
Federal Home Loan Mortgage Corp., 3.50%, 8/1/46	548,102	590,351
Federal Home Loan Mortgage Corp., 3.50%, 1/1/47	187,947	201,019
Federal Home Loan Mortgage Corp., 3.50%, 11/1/47	162,408	172,322
Federal Home Loan Mortgage Corp., 3.50%, 11/1/51	528,166	565,403
Federal Home Loan Mortgage Corp., 4.00%, 3/1/41	108,931	119,651

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mortgage Corp., 4.00%, 6/1/42	$208,861	$229,268
Federal Home Loan Mortgage Corp., 4.00%, 6/1/42	4,578	4,975
Federal Home Loan Mortgage Corp., 4.00%, 10/1/47	87,650	95,779
Federal Home Loan Mortgage Corp., 4.00%, 6/1/48	890,629	966,882
Federal Home Loan Mortgage Corp., 4.00%, 7/1/48	2,355,831	2,570,300
Federal Home Loan Mortgage Corp., 4.00%, 7/1/48	47,805	52,177
Federal Home Loan Mortgage Corp., 4.50%, 6/1/47	286,408	309,253
Federal Home Loan Mortgage Corp., 4.50%, 6/1/47	31,446	34,672
Federal Home Loan Mortgage Corp., 4.50%, 7/1/47	63,894	69,102
Federal Home Loan Mortgage Corp., 4.50%, 7/1/47	66,201	71,539
Federal Home Loan Mortgage Corp., 4.50%, 2/1/48	160,617	173,190
Federal Home Loan Mortgage Corp., 4.50%, 8/1/48	159,277	175,057
Federal Home Loan Mortgage Corp., 5.00%, 2/1/42	133,646	151,478
Federal National Mortgage Association, 0.63%, 4/22/25	1,000,000	986,184
Federal National Mortgage Association, 0.88%, 8/5/30	1,615,000	1,521,878
Federal National Mortgage Association, 1.50%, 2/1/37 (f)	300,000	300,275
Federal National Mortgage Association, 1.50%, 10/1/50	430,227	415,856
Federal National Mortgage Association, 1.50%, 12/1/50	934,949	903,655
Federal National Mortgage Association, 1.63%, 1/7/25	520,000	529,402
Federal National Mortgage Association, 2.00%, 2/1/37 (f)	2,700,000	2,759,960
Federal National Mortgage Association, 2.00%, 12/1/40	572,510	577,836
Federal National Mortgage Association, 2.00%, 2/1/41	472,607	480,215
Federal National Mortgage Association, 2.00%, 5/1/41	935,312	950,373
Federal National Mortgage Association, 2.00%, 10/1/50	1,721,430	1,717,654
Federal National Mortgage Association, 2.00%, 11/1/50	436,335	435,378
Federal National Mortgage Association, 2.00%, 1/1/51	931,844	930,415
Federal National Mortgage Association, 2.00%, 1/1/51	449,600	448,614
Federal National Mortgage Association, 2.00%, 2/1/51	489,502	488,429
Federal National Mortgage Association, 2.00%, 5/1/51	1,013,909	1,011,685
Federal National Mortgage Association, 2.00%, 1/1/52 (f)	1,500,000	1,495,378

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2021

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mortgage Association, 2.00%, 2/1/52 (f)	$9,470,000	$9,419,736
Federal National Mortgage Association, 2.50%, 4/1/31	489,027	510,242
Federal National Mortgage Association, 2.50%, 2/1/37 (f)	930,000	960,536
Federal National Mortgage Association, 2.50%, 9/1/41	3,421,546	3,532,627
Federal National Mortgage Association, 2.50%, 5/1/43	228,737	235,694
Federal National Mortgage Association, 2.50%, 8/1/46	560,406	574,958
Federal National Mortgage Association, 2.50%, 9/1/46	45,100	46,301
Federal National Mortgage Association, 2.50%, 10/1/46	141,228	144,370
Federal National Mortgage Association, 2.50%, 8/1/50	697,845	712,647
Federal National Mortgage Association, 2.50%, 10/1/50	363,809	371,526
Federal National Mortgage Association, 2.50%, 4/1/51	422,784	431,752
Federal National Mortgage Association, 2.50%, 4/1/51	1,782,059	1,820,112
Federal National Mortgage Association, 2.50%, 1/1/52 (f)	1,000,000	1,020,239
Federal National Mortgage Association, 2.50%, 2/1/52 (f)	8,480,000	8,630,097
Federal National Mortgage Association, 2.63%, 9/6/24	1,000,000	1,046,093
Federal National Mortgage Association, 3.00%, 5/1/30	148,880	156,894
Federal National Mortgage Association, 3.00%, 5/1/32	474,970	499,536
Federal National Mortgage Association, 3.00%, 10/1/32	374,450	393,473
Federal National Mortgage Association, 3.00%, 5/1/40	270,839	282,883
Federal National Mortgage Association, 3.00%, 5/1/43	411,355	434,054
Federal National Mortgage Association, 3.00%, 9/1/46	138,681	146,182
Federal National Mortgage Association, 3.00%, 11/1/46	210,088	221,485
Federal National Mortgage Association, 3.00%, 11/1/46	1,343,414	1,402,697
Federal National Mortgage Association, 3.00%, 1/1/47	250,443	262,750
Federal National Mortgage Association, 3.00%, 2/1/47	1,264,380	1,333,371
Federal National Mortgage Association, 3.00%, 2/25/47	418,005	432,392
Federal National Mortgage Association, 3.00%, 11/1/47	22,800	23,291
Federal National Mortgage Association, 3.00%, 12/1/49	421,172	436,501
Federal National Mortgage Association, 3.00%, 2/1/50	1,055,042	1,093,374
Federal National Mortgage Association, 3.00%, 7/1/50	5,069,527	5,345,516

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mortgage Association, 3.00%, 9/1/51	$361,553	$383,225
Federal National Mortgage Association, 3.00%, 2/1/52 (f)	1,000,000	1,034,440
Federal National Mortgage Association, 3.50%, 12/1/30	38,996	41,246
Federal National Mortgage Association, 3.50%, 1/1/35	150,735	160,732
Federal National Mortgage Association, 3.50%, 5/1/40	94,709	100,417
Federal National Mortgage Association, 3.50%, 1/1/41	221,415	237,512
Federal National Mortgage Association, 3.50%, 8/1/42	185,933	200,002
Federal National Mortgage Association, 3.50%, 11/1/42	264,841	284,902
Federal National Mortgage Association, 3.50%, 8/1/43	117,166	126,509
Federal National Mortgage Association, 3.50%, 12/1/45	320,407	342,137
Federal National Mortgage Association, 3.50%, 12/1/45	201,778	215,284
Federal National Mortgage Association, 3.50%, 8/1/46	212,718	229,021
Federal National Mortgage Association, 3.50%, 12/1/46	116,044	125,215
Federal National Mortgage Association, 3.50%, 12/1/46	104,393	111,248
Federal National Mortgage Association, 3.50%, 1/1/47	120,284	127,955
Federal National Mortgage Association, 3.50%, 4/1/47	353,893	377,859
Federal National Mortgage Association, 3.50%, 9/1/47	165,828	175,577
Federal National Mortgage Association, 3.50%, 11/1/47	5,941	6,405
Federal National Mortgage Association, 3.50%, 11/1/47	52,047	55,187
Federal National Mortgage Association, 3.50%, 3/1/48	1,746,457	1,847,824
Federal National Mortgage Association, 3.50%, 6/1/48	201,066	214,707
Federal National Mortgage Association, 3.50%, 11/1/48	258,792	274,100
Federal National Mortgage Association, 3.50%, 1/1/52 (f)	1,500,000	1,579,086
Federal National Mortgage Association, 4.00%, 9/1/40	163,957	180,015
Federal National Mortgage Association, 4.00%, 3/1/41	313,598	344,287
Federal National Mortgage Association, 4.00%, 9/1/42	33,546	36,445
Federal National Mortgage Association, 4.00%, 1/1/44	9,530	10,463
Federal National Mortgage Association, 4.00%, 1/1/45	12,907	14,023
Federal National Mortgage Association, 4.00%, 6/1/45	4,579	5,020
Federal National Mortgage Association, 4.00%, 12/1/45	322,084	351,806
Federal National Mortgage Association, 4.00%, 12/1/45	11,750	12,890

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2021

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mortgage Association, 4.00%, 7/1/46	$331,286	$356,889
Federal National Mortgage Association, 4.00%, 3/1/47	152,442	162,170
Federal National Mortgage Association, 4.00%, 9/1/47	482,958	517,131
Federal National Mortgage Association, 4.00%, 9/1/47	19,989	21,437
Federal National Mortgage Association, 4.00%, 10/1/47	113,240	121,003
Federal National Mortgage Association, 4.00%, 12/1/47	59,146	64,680
Federal National Mortgage Association, 4.00%, 12/1/47	236,096	252,822
Federal National Mortgage Association, 4.00%, 1/1/48	270,435	288,789
Federal National Mortgage Association, 4.00%, 2/1/48	95,377	101,796
Federal National Mortgage Association, 4.00%, 4/1/48	463,656	492,696
Federal National Mortgage Association, 4.00%, 3/1/49	1,727,148	1,834,890
Federal National Mortgage Association, 4.50%, 9/1/40	165,034	181,850
Federal National Mortgage Association, 4.50%, 2/1/41	312,642	345,679
Federal National Mortgage Association, 4.50%, 9/1/42	3,012	3,293
Federal National Mortgage Association, 4.50%, 12/1/43	17,030	18,698
Federal National Mortgage Association, 4.50%, 7/1/46	124,323	134,700
Federal National Mortgage Association, 4.50%, 11/1/47	52,908	58,211
Federal National Mortgage Association, 4.50%, 1/1/48	142,600	156,667
Federal National Mortgage Association, 4.50%, 2/1/48	26,285	28,918
Federal National Mortgage Association, 4.50%, 3/1/48	107,228	117,946
Federal National Mortgage Association, 4.50%, 3/1/48	99,033	106,771
Federal National Mortgage Association, 4.50%, 5/1/48	81,207	89,339
Federal National Mortgage Association, 4.50%, 5/1/48	108,058	118,879
Federal National Mortgage Association, 5.00%, 9/1/40	133,006	149,804
Federal National Mortgage Association, 5.00%, 2/1/41	93,302	105,705
Federal National Mortgage Association, 5.00%, 7/1/44	235,107	267,450
Federal National Mortgage Association, 5.00%, 5/1/48	65,644	72,123
Federal National Mortgage Association, 5.00%, 8/1/48	22,938	25,569
Federal National Mortgage Association, 5.50%, 2/1/42	55,528	63,033
Government National Mortgage Association, 2.00%, 3/20/51	456,578	461,196
Government National Mortgage Association, 2.00%, 2/1/52 (f)	3,665,000	3,691,360

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)
Government National Mortgage Association, 2.50%, 12/20/46	$103,333	$106,453
Government National Mortgage Association, 2.50%, 10/20/50	1,769,513	1,819,907
Government National Mortgage Association, 2.50%, 8/20/51	393,883	403,862
Government National Mortgage Association, 2.50%, 1/1/52 (f)	500,000	512,031
Government National Mortgage Association, 2.50%, 2/1/52 (f)	6,630,000	6,774,765
Government National Mortgage Association, 3.00%, 12/20/42	222,875	233,780
Government National Mortgage Association, 3.00%, 12/20/45	71,467	74,598
Government National Mortgage Association, 3.00%, 9/20/46	108,976	113,755
Government National Mortgage Association, 3.00%, 10/20/46	226,002	235,914
Government National Mortgage Association, 3.00%, 2/20/47	257,239	268,488
Government National Mortgage Association, 3.00%, 4/20/47	176,145	183,837
Government National Mortgage Association, 3.00%, 12/20/47	79,919	83,006
Government National Mortgage Association, 3.00%, 1/20/48	166,791	173,736
Government National Mortgage Association, 3.00%, 9/20/49	134,151	138,896
Government National Mortgage Association, 3.00%, 12/20/49	267,352	276,825
Government National Mortgage Association, 3.00%, 4/15/50	258,637	266,768
Government National Mortgage Association, 3.00%, 8/20/50	347,181	370,713
Government National Mortgage Association, 3.00%, 8/20/50	532,821	565,596
Government National Mortgage Association, 3.00%, 8/20/50	270,100	288,295
Government National Mortgage Association, 3.00%, 10/20/50	253,716	264,851
Government National Mortgage Association, 3.00%, 10/20/50	397,977	419,970

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2021

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)
Government National Mortgage Association, 3.00%, 7/20/51	$294,797	$314,540
Government National Mortgage Association, 3.00%, 1/1/52 (f)	1,000,000	1,034,653
Government National Mortgage Association, 3.00%, 2/1/52 (f)	550,000	568,049
Government National Mortgage Association, 3.50%, 2/20/42	185,150	198,343
Government National Mortgage Association, 3.50%, 7/20/42	271,502	290,873
Government National Mortgage Association, 3.50%, 11/20/42	123,794	132,602
Government National Mortgage Association, 3.50%, 8/20/45	50,302	53,194
Government National Mortgage Association, 3.50%, 9/20/45	50,514	53,416
Government National Mortgage Association, 3.50%, 4/20/46	73,429	77,581
Government National Mortgage Association, 3.50%, 12/20/46	411,253	432,999
Government National Mortgage Association, 3.50%, 1/20/47	260,638	274,236
Government National Mortgage Association, 3.50%, 11/20/47	141,684	148,987
Government National Mortgage Association, 3.50%, 1/20/48	148,931	156,575
Government National Mortgage Association, 3.50%, 11/20/48	584,722	611,531
Government National Mortgage Association, 3.50%, 8/20/50	197,967	214,650
Government National Mortgage Association, 3.50%, 8/20/50	152,911	161,320
Government National Mortgage Association, 3.50%, 8/20/50	231,460	248,188
Government National Mortgage Association, 3.50%, 10/20/50	84,840	91,244
Government National Mortgage Association, 4.00%, 11/20/40	93,850	101,649
Government National Mortgage Association, 4.00%, 2/20/46	204,365	220,365
Government National Mortgage Association, 4.00%, 3/20/46	78,362	83,246

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)
Government National Mortgage Association, 4.00%, 5/20/47	$118,504	$126,365
Government National Mortgage Association, 4.00%, 8/20/47	60,729	64,679
Government National Mortgage Association, 4.00%, 9/20/47	929,605	988,250
Government National Mortgage Association, 4.50%, 9/20/39	98,092	107,538
Government National Mortgage Association, 4.50%, 7/20/41	55,454	61,356
Government National Mortgage Association, 4.50%, 2/20/47	36,529	39,483
Government National Mortgage Association, 4.50%, 8/20/47	58,637	62,929
Government National Mortgage Association, 4.50%, 1/20/48	197,186	211,301
Government National Mortgage Association, 4.50%, 3/20/48	37,527	40,147
Government National Mortgage Association, 4.50%, 7/20/48	79,114	84,140
Government National Mortgage Association, 4.50%, 6/20/49	219,752	232,430
Government National Mortgage Association, 5.00%, 7/20/45	142,211	159,734
Tennessee Valley Authority, 1.50%, 9/15/31	145,000	142,843
United States Department of Housing and Urban Development, Series 2019, 2.87%, 8/1/27	1,000,000	1,062,630
United States International Development Finance Corp., Series 1, 1.65%, 4/15/28	1,000,000	998,776
United States International Development Finance Corp., Series 3, 1.05%, 10/15/29	893,706	877,715
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $120,578,957)		120,952,767
COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.9%
Mortgage Trust, Series 2020-P1, Class A1, 2.84%, 4/15/25 (b)(c)	841,222	834,955
Alen Mortgage Trust, Series 2021-ACEN, Class C, (1 month USD LIBOR + 2.250%), 2.36%, 4/15/34 (b)(c)	1,000,000	998,120

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2021

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Angel Oak Mortgage Trust, Series 2021-8, Class A3, CMO, 2.84%, 11/25/66 (b)(c)	$100,000	$100,068
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class A, 0.96%, 9/15/34 (1 month USD LIBOR + 0.85%)(b)(c)	400,000	399,454
BANK, Series 2018-BN15, Class A3, 4.14%, 11/15/61	575,000	638,049
BANK, Series 2019-BN23, Class AS, 3.20%, 12/15/52	500,000	527,423
BANK, Series 2020-BN28, Class A3, 1.58%, 3/15/63	1,200,000	1,152,352
BANK, Series 2020-BN29, Class A3, 1.74%, 11/15/53	500,000	484,249
Bellemeade Re Ltd., Series 2019-3A, Class M1B, 1.70%, 7/25/29 (1 month USD LIBOR + 1.60%)(b)(c)	127,998	127,998
Bellemeade Re Ltd., Series 2021-2A, Class M1A, CMO, (SOFR30A + 1.200%), 1.25%, 6/25/31 (b)(c)	605,000	603,514
Bellemeade Re Ltd., Series 2021-3A, Class M1A, CMO, (SOFR30 + 1.000%), 1.05%, 9/25/31 (b)(c)	300,000	298,448
Bellemeade Re Ltd., Series 2021-3A, Class M1A, CMO, (SOFR30A + 1.750%), 1.80%, 3/25/31 (b)(c)	300,000	300,351
Benchmark Mortgage Trust, 2018B4, Class A3, 3.89%, 7/15/51	500,000	517,312
Benchmark Mortgage Trust, Series 2019-B10, Class 3CCA, 3.90%, 3/15/62 (b)(c)	250,000	261,283
Benchmark Mortgage Trust, Series 2019-B10, Class A3, 3.46%, 3/15/62	850,000	911,165
Benchmark Mortgage Trust, Series 2020-B19, Class A4, 1.55%, 9/15/53	1,200,000	1,154,212
Benchmark Mortgage Trust, Series 2020-B20, Class A4, 1.75%, 10/15/53	1,300,000	1,261,961
Benchmark Mortgage Trust, Series 2020-B21, Class A4, 1.70%, 12/17/53	500,000	478,342
Benchmark Mortgage Trust, Series 2020-IG3, Class A2, 2.48%, 9/15/48 (b)	1,500,000	1,527,404
Benchmark Mortgage Trust, Series 2021-B24, Class A3, 2.01%, 3/15/54	550,000	552,343
Benchmark Mortgage Trust, Series 2021-B24, Class A4, 2.26%, 3/15/54	600,000	600,712
Benchmark Mortgage Trust, Series 2021-B25, Class A3, 1.91%, 4/15/54	1,200,000	1,190,251

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust, Series 2021-B25, Class A4, 2.27%, 4/15/54	$800,000	$805,879
Benchmark Mortgage Trust, Series 2021-B30, Class A4, 2.33%, 11/15/54	3,000,000	3,026,126
Benchmark Mortgage Trust, Series 2021-B31, Class A4, 2.42%, 12/15/54	1,200,000	1,219,978
BX Commercial Mortgage Trust, Series 2020-BXLP, Class A, 0.91%, 12/15/36 (1 month USD LIBOR +0.800%)(b)(c)	584,529	584,177
BX Commercial Mortgage Trust, Series 2021-XL2, Class C, (1 month USD LIBOR + 1.197%), 1.31%, 10/15/38 (b)(c)	1,000,000	993,799
BXMT Ltd., Series 2020-FL2, Class A, (SOFR30 + 1.014%), 1.07%, 2/15/38 (b)(c)	840,000	838,688
Cantor Commercial Real Estate Lending, Series 2019-CF3, Class A3, 2.75%, 1/15/53	800,000	829,772
CD Mortgage Trust, Series 2016-CD2, Class B, 3.88%, 11/10/49 (c)	500,000	517,837
CD Mortgage Trust, Series 2019-CD8, Class A3, 2.66%, 8/15/57	900,000	913,281
Century Plaza Towers, Series 2019-CPT, Class A, 2.87%, 11/13/39 (b)	250,000	260,088
Century Plaza Towers, Series 2019-CPT, Class E, 3.00%, 11/13/39 (b)(c)	488,000	464,522
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.59%, 12/10/54	2,286,759	2,421,451
CGMS Commercial Mortgage Trust, Series 2017-MDRB, Class B, 1.86%, 7/15/30 (1 month USD LIBOR + 1.75%)(b)(c)	1,300,000	1,295,787
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A3, 3.37%, 10/10/47	102,215	105,997
Citigroup Commercial Mortgage Trust, Series 2016-CLNE, Class A, 2.78%, 11/10/31 (b)(c)	1,000,000	1,016,969
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A3, 2.65%, 7/10/49	114,286	116,772
Citigroup Commercial Mortgage Trust, Series 2018-C6, Class A3, 4.15%, 11/10/51	750,000	833,526

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2021

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A3, 2.86%, 12/15/72	$280,000	$287,926
COMM Mortgage Trust, Series 2013-LC13, Class D, 5.26%, 8/10/46 (b)(c)	500,000	482,648
COMM Mortgage Trust, Series 2016-CR28, Class B, 4.64%, 2/10/49 (c)	500,000	540,334
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M2, CMO, (SOFR30A + 1.550%), 1.60%, 10/25/41 (b)(c)	30,000	30,036
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.23%, 6/15/57	135,894	140,368
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class A3, 4.15%, 11/15/51	700,000	769,855
CSAIL Commercial Mortgage Trust, Series 2021-C20, Class A2, 2.49%, 3/15/54	1,250,000	1,272,954
CSMC, Series 2020, 0.00%, 4/28/38	131,757	133,333
CSMC Trust, Series 2018-RPL9, Class A, 3.85%, 9/25/57 (b)(c)	157,804	163,928
CSMC Trust, Series 2020-RPL6, Class A1, CMO, 2.69%, 3/25/59 (b)(c)	160,160	160,537
DBJPM Mortgage Trust, Series 2016-C3, Class A4, 2.63%, 8/10/49	1,100,000	1,134,893
Eagle RE Ltd., Series 2021-1, Class M1A, CMO, (SOFR30A + 1.700%), 1.75%, 10/25/33 (b)(c)	935,000	935,000
Eagle RE Ltd., Series 2021-2, Class M1A, CMO, (SOFR30A + 1.550%), 1.60%, 4/25/34 (b)(c)	1,350,000	1,349,940
Federal Home Loan Mortgage Corp., Series 2017-DNA2, Class M1, 1.30%, 10/25/29 (1 month USD LIBOR + 1.20%)(c)	7,836	7,836
Federal Home Loan Mortgage Corp., Series 2018-HQA1, Class M2, CMO, (1 month USD LIBOR + 2.300%), 2.40%, 9/25/30 (c)	45,799	46,316
Federal Home Loan Mortgage Corp., Series 2020-HQA3, Class M2, CMO, REMIC, (1 month USD LIBOR + 3.600%), 3.70%, 7/25/50 (b)(c)	67,067	67,339

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp., Series 2021-DNA3, Class M2, CMO, REMIC, (SOFR30A + 2.100%), 2.15%, 10/25/33 (b)(c)	$639,000	$650,410
Federal Home Loan Mortgage Corp., Series 2021-DNA5, Class M1, CMO, REMIC, (SOFR30A +0.650%), 0.70%, 1/25/34 (b)(c)	133,296	133,253
Federal Home Loan Mortgage Corp., Series 2021-DNA5, Class M2, CMO, REMIC, (SOFR30A +1.650%), 1.70%, 1/25/34 (b)(c)	270,000	271,156
Federal Home Loan Mortgage Corp., Series 2021-DNA6, Class B1, CMO, REMIC, (SOFR30A + 3.400%), 3.45%, 10/25/41 (b)(c)	100,000	100,627
Federal Home Loan Mortgage Corp., Series 2021-DNA7, Class B1, CMO, (SOFR30A + 3.650%), 3.70%, 11/25/41 (b)(c)	175,000	177,723
Federal Home Loan Mortgage Corp., Series 2021-HQA3, Class M1, CMO, REMIC, (SOFR30A +0.850%), 0.90%, 9/25/41 (b)(c)	1,550,000	1,549,285
Federal Home Loan Mortgage Corp., Series 2021-P011, Class A1, 1.20%, 9/25/31	982,237	961,753
Federal Home Loan Mortgage Corp., Series 4640, Class CZ, CMO, REMIC, 3.50%, 12/15/46	1,028,975	1,101,497
Federal Home Loan Mortgage Corp., Series 4661, Class BV, CMO, REMIC, 3.50%, 12/15/36	1,000,000	1,010,506
Federal Home Loan Mortgage Corp., Series 4710, Class KZ, CMO, REMIC, 3.50%, 8/15/47	1,107,667	1,176,515
Federal Home Loan Mortgage Corp., Series 4835, Class AS, 9.66%, 10/15/48 (1 month USD LIBOR + 9.84%)(c)	96,819	114,026
Federal Home Loan Mortgage Corp., Series 5027, Class AI, CMO, IO, REMIC, 2.00%, 9/25/50 (g)	516,694	59,401
Federal Home Loan Mortgage Corp., Series 5034, Class IJ, CMO, IO, REMIC, 2.50%, 11/25/50 (g)	1,571,374	258,567
Federal Home Loan Mortgage Corp., Series K088, Class AM, 3.76%, 1/25/29 (c)	360,000	407,068
Federal Home Loan Mortgage Corp., Series K091, Class AM, 3.57%, 3/25/29	750,000	845,307

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2021

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp., Series K157, Class A2, 3.99%, 5/25/33 (c)	$600,000	$698,404
Federal Home Loan Mortgage Corp., Series KC03, Class A2, 3.50%, 1/25/26	450,000	469,330
Federal Home Loan Mortgage Corp., Series W5FX, Class AFX, 3.21%, 4/25/28 (c)	830,000	902,776
Federal National Mortgage Association, Series 2014-C02, Class 1M2, 2.70%, 5/25/24 (1 month USD LIBOR + 2.60%)(c)	60,806	61,939
Federal National Mortgage Association, Series 2014-C03, Class 1M2, 3.10%, 7/25/24 (1 month USD LIBOR + 3.00%)(c)	80,583	81,822
Federal National Mortgage Association, Series 2018-M10, Class A1, 3.37%, 7/25/28 (c)	62,721	65,750
Federal National Mortgage Association, Series 2018-M8, Class A2, 3.33%, 6/25/28 (c)	500,000	547,165
Federal National Mortgage Association, Series 2019-M21, Class 3A1, 2.10%, 6/25/34	869,100	884,815
Federal National Mortgage Association, Series 2019-M22, Class A1, 2.10%, 8/25/29	935,750	959,525
Federal National Mortgage Association, Series 2020-56, Class LI, CMO, IO, REMIC, 2.00%, 8/25/50 (g)	413,559	47,123
Federal National Mortgage Association, Series 2020-75, Class LI, CMO, IO, REMIC, 2.50%, 11/25/50 (g)	663,900	92,095
Federal National Mortgage Association, Series 2021-76, Class IY, CMO, IO, REMIC, 2.50%, 11/25/51 (g)	248,385	34,895
Federal National Mortgage Association, Series 2021-M1G, Class A2, 1.51%, 11/25/30 (c)	1,000,000	974,895
Federal National Mortgage Association, Series 2021-M3G, Class A2, 1.25%, 1/25/31 (c)	1,000,000	953,317
Flagstar Mortgage Trust, Series 2021-10IN, Class A1, CMO, 3.00%, 10/25/51 (b)(c)	195,377	198,189
Flagstar Mortgage Trust, Series 2021-4, Class A21, CMO, 2.50%, 6/1/51 (b)(c)	230,514	228,926

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GMSC, Series 2021-IP, Class B, (1 month USD LIBOR + 1.150%), 1.26%, 10/15/36 (b)(c)	$1,720,000	$1,718,131
Government National Mortgage Association, Series 2013-99, Class AX, 3.00%, 7/20/43	188,041	196,298
Government National Mortgage Association, Series 2015-143, Class WA, 4.00%, 10/20/45	208,363	223,714
Government National Mortgage Association, Series 2017-101, Class AB, 2.50%, 7/20/47	266,658	274,389
Government National Mortgage Association, Series 2018-76, Class IO, 4.00%, 6/20/46 (g)	52,005	6,136
Government National Mortgage Association, Series 2019-M25, Class AB, 3.50%, 1/20/49	208,231	222,586
GS Mortgage Securities Corp., Series 2021-RENT, Class A, (1 month USD LIBOR + 0.700%), 0.80%, 11/21/35 (b)(c)	300,000	298,696
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A3, 4.26%, 7/10/51 (c)	800,000	862,509
GS Mortgage Securities Trust, Series 2015-GC34, Class A3, 3.24%, 10/10/48	1,080,543	1,110,352
GS Mortgage Securities Trust, Series 2016-GS4, Class C, 3.96%, 11/10/49 (c)	500,000	489,401
GS Mortgage Securities Trust, Series 2019-GC39, Class A3, 3.31%, 5/10/52	1,000,000	1,064,785
GS Mortgage Securities Trust, Series 2019-GC42, Class A3, 2.75%, 9/1/52	1,100,000	1,131,481
GS Mortgage Securities Trust, Series 2020-GC47, Class A4, 2.13%, 5/12/53	1,400,000	1,394,253
GS Mortgage Securities Trust, Series 2020-GSA2, Class A4, 1.72%, 12/12/53	1,100,000	1,059,834
GS Mortgage Securities Trust, Series 2021-GSA3, Class A4, 2.37%, 12/15/54	1,400,000	1,403,644
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ2, Class A4, CMO, 3.50%, 7/25/50 (b)(c)	25,047	25,202
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ5, Class A4, CMO, 2.50%, 10/25/51 (b)(c)	92,015	91,206

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2021

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage-Backed Securities Trust, Series 2021-PJ10, Class A4, CMO, 2.50%, 3/25/52 (b)(c)	$196,568	$194,959
GS Mortgage-Backed Securities Trust, Series 2021-PJ10, Class A8, CMO, 2.50%, 3/25/52 (b)(c)	156,340	157,923
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class A4, CMO, 2.50%, 7/25/51 (b)(c)	86,413	85,438
GS Mortgage-Backed Securities Trust, Series 2021-PJ6, Class A4, CMO, 2.50%, 11/25/51 (b)(c)	268,897	266,694
GS Mortgage-Backed Securities Trust, Series 2021-PJ7, Class A4, CMO, 2.50%, 1/25/52 (b)(c)	434,365	430,939
GS Mortgage-Backed Securities Trust, Series 2021-PJ8, Class A4, CMO, 2.50%, 1/25/52 (b)(c)	206,519	204,766
HarborView Mortgage Loan Trust, Series 2005-11, Class 2A1A, 0.72%, 8/19/45 (1 month USD LIBOR + 0.62%)(c)	37,729	38,027
Home RE 2021-2 Ltd., Series 2021-2, Class M1A, CMO, (SOFR30A + 1.250%), 1.30%, 1/25/34 (b)(c)	260,000	260,122
Hudsons Bay Simon JV Trust, Series 2015-HB10, Class C10, 5.45%, 8/5/34 (b)(c)	900,000	738,188
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A3, 3.39%, 12/15/49	1,071,000	1,123,055
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class A, 1.11%, 9/15/29 (1 month USD LIBOR + 1.00%)(b)(c)	400,000	398,984
JP Morgan Mortgage Trust, Series 2017-2, Class A13, 3.50%, 5/25/47 (b)(c)	8,789	8,848
JP Morgan Mortgage Trust, Series 2017-5, Class A2, CMO, 3.06%, 10/26/48 (b)(c)	47,771	49,199
JP Morgan Mortgage Trust, Series 2018-5, Class A13, 3.50%, 10/25/48 (b)(c)	32,577	32,861
JP Morgan Mortgage Trust, Series 2018-7FRB, Class A2, 0.85%, 4/25/46 (1 month USD LIBOR + 0.75%)(b)(c)	29,581	29,533

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Mortgage Trust, Series 2018-8, Class A13, 4.00%, 1/25/49 (b)(c)	$3,093	$3,111
JP Morgan Mortgage Trust, Series 2018-9, Class A13, 4.00%, 2/25/49 (b)(c)	2,324	2,340
JP Morgan Mortgage Trust, Series 2019-1, Class A15, 4.00%, 5/25/49 (b)(c)	8,044	8,080
JP Morgan Mortgage Trust, Series 2019-INV1, Class A11, CMO, 1.05%, 10/25/49 (1 month USD LIBOR + 0.950%)(b)(c)	24,625	24,727
JP Morgan Mortgage Trust, Series 2020-1, Class B2, 3.87%, 6/25/50 (b)(c)	33,631	34,803
JP Morgan Mortgage Trust, Series 2021-11, Class A15, CMO, 2.50%, 1/25/52 (b)(c)	206,908	205,090
JP Morgan Mortgage Trust, Series 2021-15, Class A15, CMO, 2.50%, 6/25/52 (b)(c)	428,000	423,152
JP Morgan Mortgage Trust, Series 2021-6, Class A15, CMO, 2.50%, 10/25/51 (b)(c)	200,853	199,088
JP Morgan Mortgage Trust, Series 2021-7, Class A15, CMO, 2.50%, 11/25/51 (b)(c)	176,221	174,122
JP Morgan Mortgage Trust, Series 2021-8, Class A15, CMO, 2.50%, 12/25/51 (b)(c)	130,220	129,482
JP Morgan Trust, Series 2015-1, Class B1, CMO, 2.12%, 12/25/44 (b)(c)	115,581	117,718
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class D, 3.89%, 11/15/47 (b)(c)	470,000	320,016
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class A4A1, 3.41%, 11/15/47	286,398	296,646
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A4, 3.55%, 7/15/48	114,286	119,535
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class A3, 3.50%, 12/15/48	1,069,194	1,113,887
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A3, 3.05%, 10/15/50	1,000,000	1,028,116
Manhattan West 2020-1MW Mortgage Trust, Series 2020-1MW, Class C, 2.34%, 9/10/39 (b)(c)	500,000	492,557
MBRT, Series 2019-MBR, Class A, 1.21%, 11/15/36 (1 month USD LIBOR + 0.85%)(b)(c)	420,000	419,491

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2021

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Mello Warehouse Securitization Trust, Series 2021-1, Class A, CMO, (1 month USD LIBOR + 0.700%), 0.79%, 2/25/55 (b)(c)	$500,000	$496,995
MFA 2021-RPL1 Trust, Series 2021-RPL1, Class A1, CMO, 1.13%, 7/25/60 (b)(c)	706,655	694,680
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class C, 4.90%, 11/15/46 (c)	375,000	377,596
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3, 3.45%, 7/15/50	166,820	173,423
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A3, 3.06%, 5/15/49	237,356	247,158
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class D, 3.00%, 5/15/49 (b)	400,000	345,984
Morgan Stanley Capital I Trust, Series 2018-H3, Class A3, 3.92%, 7/15/51	600,000	623,264
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 1.51%, 5/15/36 (1 month USD LIBOR + 1.40%)(b)(c)	1,000,000	987,777
Morgan Stanley Capital I Trust, Series 2019-H6, Class A3, 3.16%, 6/15/52	1,000,000	1,056,699
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-5, Class A9, CMO, 2.50%, 8/25/51 (b)(c)	172,136	170,623
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-6, Class A4, CMO, 2.50%, 9/25/51 (b)(c)	152,234	153,341
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-6, Class A9, CMO, 2.50%, 9/25/51 (b)(c)	158,993	157,596
Mortgage Repurchase Agreement Financing Trust, Series 2021-1, Class A2, CMO, (1 month USD LIBOR + 0.500%), 0.60%, 3/10/22 (b)(c)	700,000	700,057
Mortgage Repurchase Agreement Financing Trust, Series 2021-S1, Class A1, CMO, (1 month USD LIBOR + 0.500%), 0.60%, 9/10/22 (b)(c)	900,000	899,816
MSCG Trust, Series 2015-ALDR, Class A1, 2.61%, 6/7/35 (b)	82,627	83,611

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
MSG III Securitization Trust, Series 2021-1, Class A, CMO, (1 month USD LIBOR + 0.750%), 0.84%, 6/25/54 (b)(c)	$525,000	$524,619
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class D, (1 month USD LIBOR + 2.750%), 2.86%, 7/15/36 (b)(c)	1,000,000	998,500
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class F, 4.36%, 7/15/36 (1 month USD LIBOR + 4.25%)(b)(c)	750,000	744,904
New Residential Mortgage Loan Trust, Series 2015-1A, Class A3, CMO, 3.75%, 5/28/52 (b)(c)	54,997	56,915
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 0.85%, 1/25/48 (1 month USD LIBOR + 0.75%)(b)(c)	66,217	66,242
New Residential Mortgage Loan Trust, Series 2019-NQM4, Class M1, CMO, 2.99%, 9/25/59 (b)(c)	100,000	99,836
Oaktown Re VII Ltd., Series 2021-2, Class M1A, CMO, (SOFR30A + 1.600%), 1.65%, 4/25/34 (b)(c)	900,000	900,000
OBX Trust, Series 2018-1, Class A2, CMO, (1 month USD LIBOR + 0.650%), 0.75%, 6/25/57 (b)(c)	21,202	21,217
OBX Trust, Series 2021-J2, Class A19, CMO, 2.50%, 7/25/51 (b)(c)	281,472	277,985
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 9/15/54 (b)	350,000	354,191
PFP Ltd., Series 2021-8, Class A, (1 month USD LIBOR + 1.000%), 1.11%, 8/9/37 (b)(c)	1,620,000	1,612,122
PMT Credit Risk Transfer Trust, Series 2020-2R, Class A, CMO, (1 month USD LIBOR + 3.815%), 3.92%, 12/25/22 (b)(c)	156,272	157,683
PMT Credit Risk Transfer Trust, Series 2021-1R, Class A, CMO, (1 month USD LIBOR + 2.900%), 3.00%, 2/27/24 (b)(c)	664,663	673,484
Provident Funding Mortgage Warehouse Securitization Trust, Series 2021-1, Class A, CMO, (1 month USD LIBOR + 0.700%), 0.80%, 2/25/55 (b)(c)	660,000	656,483

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2021

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
RESIMAC Premier, Series 2020-1A, Class A1A, CMO, (1 month USD LIBOR + 1.050%), 1.15%, 2/7/52 Zero Coupon,(b)(c)	$218,487	$219,004
Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50%, 8/25/58	318,079	331,796
Sequoia Mortgage Trust, Series 2015-2, Class A1, 3.50%, 5/25/45 (b)(c)	13,238	13,337
Sequoia Mortgage Trust, Series 2017-6, Class A19, CMO, 3.50%, 9/25/47 (b)(c)	14,895	15,001
Sequoia Mortgage Trust, Series 2019-2, Class A1, 4.00%, 6/25/49 (b)(c)	22,041	22,229
Sequoia Mortgage Trust, Series 2019-5, Class A1, 3.50%, 12/25/49 (b)(c)	27,216	27,653
Sequoia Mortgage Trust, Series 2020-3, Class A19, CMO, 3.00%, 4/25/50 (b)(c)	65,029	65,775
Sequoia Mortgage Trust, Series 2021-4, Class A19, CMO, 2.50%, 6/25/51 (b)(c)	96,701	95,730
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 7/15/41 (b)	960,000	982,350
STACR Trust, Series 2018-DNA3, Class M1, 0.85%, 9/25/48 (1 month USD LIBOR + 0.75%)(b)(c)	378	378
Station Place Securitization Trust, Series 2021-4, Class A, CMO, (1 month USD LIBOR + 0.900%), 1.00%, 4/11/22 (b)(c)	700,000	699,270
Station Place Securitization Trust, Series 2021-8, Class A, CMO, (3 month USD LIBOR + 0.800%), 0.90%, 6/20/22 (b)(c)	610,000	610,526
Station Place Securitization Trust, Series 2021-WL1, Class A, CMO, (1 month USD LIBOR + 0.650%), 0.75%, 1/26/54 (b)(c)	173,333	173,314
STWD Mortgage Trust, Series 2021-LIH, Class C, (1 month USD LIBOR + 1.955%), 2.07%, 11/15/36 (b)(c)	1,075,000	1,068,960
Towd Point Mortgage Trust, Series 2021-SJ1, Class A1, CMO, 2.25%, 7/25/68 (b)(c)	691,853	697,801
Towd Point Mortgage Trust, Series 2021-SJ2, Class A1A, CMO, 2.25%, 3/25/59 (b)(c)	1,120,000	1,124,405

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
UBS Commercial Mortgage Trust, Series 2017-C4, Class A3, 3.30%, 10/15/50	$600,000	$623,434
UBS Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.56%, 10/15/50	148,558	159,748
UBS Commercial Mortgage Trust, Series 2017-C7, Class A3, 3.42%, 12/15/50	305,000	323,419
UBS Commercial Mortgage Trust, Series 2018-C10, Class A3, 4.05%, 5/15/51	1,100,000	1,204,167
UBS Commercial Mortgage Trust, Series 2018-C10, Class A3, 4.31%, 6/15/51	500,000	522,281
UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.66%, 6/10/30 (b)	1,300,000	1,302,115
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class D, 4.08%, 3/10/46 (b)(c)	225,000	195,156
Verus Securitization Trust, Series 2019-4, Class M1, CMO, 3.21%, 11/25/59 (b)(c)	100,000	101,033
Verus Securitization Trust, Series 2021-7, Class A3, CMO, 2.24%, 10/25/66 (b)(c)	147,755	147,392
VNDO Trust, Series 2016-350P, Class A, 3.81%, 1/10/35 (b)	600,000	644,973
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class AS, 3.54%, 10/15/45	140,000	141,792
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A3, 3.32%, 10/15/50	450,000	476,363
Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class A4, 3.47%, 5/15/52	950,000	1,011,826
Wells Fargo Commercial Mortgage Trust, Series 2020-SDAL, Class C, 1.85%, 2/15/37 (1 month USD LIBOR +1.740%)(b)(c)	1,295,000	1,285,810
Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE, Class A, (1 month USD LIBOR + 1.150%), 1.26%, 2/15/40 (b)(c)	1,999,848	2,001,810
Wells Fargo Mortgage Backed Securities Trust, Series 2019-2, Class A17, 4.00%, 4/25/49 (b)(c)	4,428	4,420
Wells Fargo Mortgage Backed Securities Trust, Series 2021-2, Class A17, CMO, 2.50%, 6/25/51 (b)(c)	347,444	344,182

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2021

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class D, 4.14%, 5/15/45 (b)(c)	$225,000	$220,994
WFRBS Commercial Mortgage Trust, Series 2013-C18, Class C, 4.86%, 12/15/46 (c)	350,000	352,591
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $106,097,313)		106,933,868
FOREIGN CORPORATE BONDS - 7.8%
BASIC MATERIALS - 0.6%
AngloGold Ashanti Holdings PLC, 3.38%, 11/1/28	200,000	197,998
Braskem Netherlands Finance B.V., 4.50%, 1/31/30 (b)	207,000	220,144
Celulosa Arauco y Constitucion S.A., 5.15%, 1/29/50 (b)	700,000	796,950
Indonesia Asahan Aluminium Persero PT, 5.71%, 11/15/23 (b)	400,000	428,888
Indonesia Asahan Aluminium Persero PT, 5.71%, 11/15/23 (a)	225,000	241,249
Kinross Gold Corp., 4.50%, 7/15/27	595,000	664,675
LG Chem Ltd., 3.25%, 10/15/24 (b)	660,000	694,426
NOVA Chemicals Corp., 4.88%, 6/1/24 (b)	200,000	206,500
Suzano Austria GmbH, 3.13%, 1/15/32	58,000	56,116
Suzano Austria GmbH, 3.75%, 1/15/31	110,000	111,789
Teck Resources Ltd., 3.90%, 7/15/30	1,000,000	1,074,357
Teck Resources Ltd., 6.25%, 7/15/41	122,000	161,807
Total Basic Materials		4,854,899
COMMUNICATIONS - 0.1%
NTT Finance Corp., 1.16%, 4/3/26 (b)	203,000	199,152
Telefonica Emisiones S.A., 4.90%, 3/6/48	150,000	180,421
Vodafone Group PLC, 4.88%, 6/19/49	14,000	17,655
Vodafone Group PLC, 5.25%, 5/30/48	68,000	88,570
Total Communications		485,798
CONSUMER, CYCLICAL - 0.2%
1011778 BC ULC/New Red Finance, Inc., 3.88%, 1/15/28 (b)	200,000	202,552
Falabella S.A., 4.38%, 1/27/25 (b)	400,000	423,504

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS (continued)
CONSUMER, CYCLICAL (continued)
Hyundai Capital Services, Inc., 1.25%, 2/8/26 (b)	$1,050,000	$1,024,262
Kia Corp., 1.00%, 4/16/24 (b)	91,000	90,639
Total Consumer, Cyclical		1,740,957
CONSUMER, NON-CYCLICAL - 0.4%
Coca-Cola Europacific Partners PLC, 1.50%, 1/15/27 (b)	1,200,000	1,175,635
IHS Markit Ltd., 4.13%, 8/1/23	210,000	219,450
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 4/15/29 (b)	150,000	165,001
Royalty Pharma PLC, 2.15%, 9/2/31	114,000	107,691
STERIS Irish FinCo Unlimited Co., 3.75%, 3/15/51	292,000	319,530
Triton Container International Ltd., 1.15%, 6/7/24 (b)	1,000,000	985,740
Triton Container International Ltd., 3.15%, 6/15/31 (b)	449,000	452,815
Viterra Finance B.V., 3.20%, 4/21/31 (b)	200,000	201,293
Total Consumer, Non-cyclical		3,627,155
ENERGY - 1.2%
Aker BP ASA, 2.88%, 1/15/26 (b)	1,000,000	1,036,499
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/24 (b)	475,000	498,323
BP Capital Markets PLC, (5 year CMT + 4.398%), 4.88%, 3/22/30 (c)(e)	108,000	116,640
Cenovus Energy, Inc., 2.65%, 1/15/32	500,000	489,186
Cenovus Energy, Inc., 3.75%, 2/15/52	1,265,000	1,268,081
CNOOC Finance 2013 Ltd., 2.88%, 9/30/29	300,000	308,747
Continuum Energy Levanter Pte Ltd., 4.50%, 2/9/27 (b)	967,688	989,460
Equinor ASA, 3.25%, 11/18/49	1,000,000	1,059,163
Lundin Energy Finance B.V., 3.10%, 7/15/31 (b)	200,000	201,426
Noble Finance Co., PIK, 11.00%, 2/15/28 (b)(h)	1,034	1,137
Noble Finance Co., PIK, 11.00%, 2/15/28 (h)	7,489	8,238
Petroleos Mexicanos, 6.35%, 2/12/48	54,000	46,224
Petroleos Mexicanos, 6.49%, 1/23/27	262,000	279,292
Qatar Petroleum, 1.38%, 9/12/26 (b)	400,000	392,056
Santos Finance Ltd., 3.65%, 4/29/31 (b)	1,185,000	1,206,549

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2021

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS (continued)
ENERGY (continued)
Sinopec Group Overseas Development 2018 Ltd., 3.68%, 8/8/49 (b)	$200,000	$212,638
Suncor Energy, Inc., 5.95%, 5/15/35	49,000	62,996
Total Capital International S.A., 3.13%, 5/29/50	375,000	384,385
UEP Penonome II S.A., 6.50%, 10/1/38 (b)	981,155	1,026,544
Total Energy		9,587,584
FINANCIAL - 4.2%
ABN AMRO Bank N.V., (1 year CMT + 1.100%), 2.47%, 12/13/29 (b)(c)	1,400,000	1,399,993
ABN AMRO Bank N.V., (5 year CMT + 1.900%), 3.32%, 3/13/37 (b)(c)	800,000	799,325
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/26	150,000	151,230
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28	1,000,000	1,014,136
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	150,000	152,816
Athene Holding Ltd., 3.45%, 5/15/52	52,000	52,228
Banco Santander Chile, 3.18%, 10/26/31 (b)	162,000	164,430
Banco Santander S.A., 2.71%, 6/27/24	200,000	207,076
Bank Hapoalim BM, (5 year CMT + 2.155%), 3.26%, 1/21/32 (a)(b)(c)	2,000,000	1,980,000
Bank of Nova Scotia (The), 0.40%, 9/15/23	217,000	215,283
Banque Federative du Credit Mutuel S.A., 3.75%, 7/20/23 (b)	490,000	511,317
Barclays PLC, (5 year CMT + 2.900%), 3.56%, 9/23/35 (c)	200,000	204,827
BNP Paribas S.A., 1.32%, 1/13/27 (SOFR + 1.004%)(b)(c)	730,000	710,334
BNP Paribas S.A., (SOFR + 0.912%), 1.68%, 6/30/27 (b)(c)	440,000	432,580
BNP Paribas S.A., (SOFR + 1.387%), 2.87%, 4/19/32 (b)(c)	406,000	411,650
BPCE S.A., (SOFR + 1.087%), 2.05%, 10/19/27 (b)(c)	1,100,000	1,090,548
BPCE S.A., (SOFR + 1.730%), 3.12%, 10/19/32 (b)(c)	1,275,000	1,279,074

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS (continued)
FINANCIAL (continued)
Canadian Imperial Bank of Commerce, 0.50%, 12/14/23	$85,000	$83,951
Canadian Imperial Bank of Commerce, 0.95%, 10/23/25	64,000	62,656
Canadian Imperial Bank of Commerce, 2.25%, 1/28/25	150,000	153,239
Cooperatieve Rabobank UA, (1 year CMT + 0.73%), 1.00%, 9/24/26 (b)(c)	261,000	253,983
Credit Agricole S.A., 1.25%, 1/26/27 (SOFR + 0.892%)(b)(c)	295,000	287,052
Credit Agricole S.A., 1.91%, 6/16/26 (SOFR + 1.676%)(b)(c)	250,000	250,480
Credit Suisse Group AG, 1.31%, 2/2/27 (SOFR + 0.980%)(b)(c)	950,000	917,854
Credit Suisse Group AG, (SOFR + 1.730%), 3.09%, 5/14/32 (b)(c)	985,000	1,002,288
Danske Bank A/S, 3.24%, 12/20/25 (3.24% fixed rate until 12/20/24; 1.59% + 3 month USD LIBOR thereafter)(b)(c)	201,000	208,834
Deutsche Bank AG, (SOFR + 1.219%), 1.27%, 11/16/27 (c)	240,000	239,573
Deutsche Bank AG, (SOFR + 1.219%), 2.31%, 11/16/27 (c)	180,000	179,920
Deutsche Bank AG, Series D, 5.00%, 2/14/22	450,000	452,040
Enstar Group Ltd., 4.95%, 6/1/29	214,000	238,082
Federation of Caisses Desjardins du Quebec, 1.20%, 10/14/26 (b)	1,000,000	984,498
HSBC Holdings PLC, (SOFR + 1.290%), 1.59%, 5/24/27 (c)	200,000	195,587
HSBC Holdings PLC, (SOFR + 1.100%), 2.25%, 11/22/27 (c)	200,000	200,417
ING Groep N.V., (1 year CMT + 1.100%), 1.40%, 7/1/26 (b)(c)	280,000	277,040
Intesa Sanpaolo SpA, (1 year CMT + 2.750%), 4.95%, 6/1/42 (b)(c)	700,000	719,179
Intesa Sanpaolo SpA, Series XR, 4.00%, 9/23/29 (b)	600,000	643,462
Kookmin Bank, 2.50%, 11/4/30 (b)	950,000	930,704

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2021

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS (continued)
FINANCIAL (continued)
Mizuho Financial Group, Inc., 2.56%, 9/13/25 (2.56% fixed rate until 9/13/24; 1.10% + 3 month USD LIBOR thereafter)(c)	$481,000	$493,803
National Bank of Canada, (1 year CMT + 0.400%), 0.55%, 11/15/24 (c)	250,000	247,089
Natwest Group PLC, 5.08%, 1/27/30 (5.77% fixed rate until 7/24/37; 1.905% + 3 month USD LIBOR thereafter)(c)	210,000	243,555
NatWest Markets PLC, 1.60%, 9/29/26 (b)	2,000,000	1,967,249
NatWest Markets PLC, 3.63%, 9/29/22 (b)	450,000	460,035
Nederlandse Waterschapsbank N.V., Senior Note, 2.38%, 3/24/26 (b)	500,000	522,733
Nomura Holdings, Inc., 2.61%, 7/14/31	200,000	197,364
Owl Rock Technology Finance Corp., 6.75%, 6/30/25 (b)	265,000	295,979
Royal Bank of Canada, 2.30%, 11/3/31	100,000	100,466
Societe Generale S.A., 3.88%, 3/28/24 (b)	350,000	368,236
Societe Generale S.A., (1 year CMT + 1.000%), 1.79%, 6/9/27 (b)(c)	915,000	895,414
Societe Generale S.A., (1 year CMT + 1.300%), 2.89%, 6/9/32 (b)(c)	950,000	947,641
State Bank of India, 4.38%, 1/24/24 (b)	205,000	215,923
Swedbank AB, 1.54%, 11/16/26 (b)	213,000	211,131
Swiss Re Finance Luxembourg S.A., (5 year CMT + 3.582%), 5.00%, 4/2/49 (5 year CMT + 3.582%)(b)(c)	1,000,000	1,118,750
Toronto-Dominion Bank (The), 1.25%, 12/13/24	107,000	107,129
UBS AG, (SOFR + 0.450%), 0.50%, 8/9/24 (b)(c)	600,000	600,990
UBS Group AG, (1 year CMT + 0.850%), 1.49%, 8/10/27 (b)(c)	1,075,000	1,048,694
UniCredit SpA, 5.86%, 6/19/32 (5.86% fixed rate until 6/19/27; 3.70% + USD 5 year Mid-Market Swap Rate thereafter)(b)(c)	200,000	219,399
UniCredit SpA, (1 year CMT + 1.550%), 3.13%, 6/3/32 (b)(c)	200,000	197,691

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS (continued)
FINANCIAL (continued)
UniCredit SpA, (1 year CMT + 2.300%), 2.57%, 9/22/26 (b)(c)	$1,000,000	$998,062
UniCredit SpA, (3 month USD LIBOR + 3.900%), 4.03%, 1/14/22 (b)(c)	500,000	500,417
United Overseas Bank Ltd., (5 year CMT + 1.230%), 2.00%, 10/14/31 (b)(c)	1,000,000	992,890
Washington Aircraft 2 Co. DAC, (3 month USD LIBOR + 0.430%), 0.65%, 6/26/24 (c)	559,878	560,450
WLB Asset II B Pte Ltd., 3.95%, 12/10/24 (b)	1,000,000	957,176
WLB Asset II C Pte Ltd., 3.90%, 12/23/25 (b)	1,000,000	994,920
WLB Asset II Pte Ltd., 4.00%, 1/14/24 (b)	250,000	247,897
Total Financial		34,768,769
INDUSTRIAL - 0.5%
Canadian Pacific Railway Co., 1.35%, 12/2/24	106,000	106,127
Canadian Pacific Railway Co., 3.00%, 12/2/41	21,000	21,474
Embraer Netherlands Finance B.V., 5.05%, 6/15/25	138,000	142,657
Embraer Overseas Ltd., 5.70%, 9/16/23 (b)	135,000	141,043
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 9/15/30	1,050,000	1,004,893
Masonite International Corp., 3.50%, 2/15/30 (b)	200,000	197,750
Mexico City Airport Trust, 3.88%, 4/30/28 (b)	200,000	207,200
Mexico City Airport Trust, 5.50%, 7/31/47 (b)	200,000	200,294
nVent Finance Sarl, 2.75%, 11/15/31	78,000	77,673
Siemens Financieringsmaatschappij N.V., 0.48%, 3/11/24 ( SOFR + 0.430%)(b)(c)	425,000	426,715
Waste Connections, Inc., 2.20%, 1/15/32	1,033,000	1,011,671
Waste Connections, Inc., 2.95%, 1/15/52	1,000,000	984,317
Total Industrial		4,521,814
TECHNOLOGY - 0.1%
SK Hynix, Inc., 2.38%, 1/19/31 (b)	1,075,000	1,034,541
TSMC Global Ltd., 0.75%, 9/28/25 (b)	200,000	193,218
Total Technology		1,227,759

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2021

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS (continued)
UTILITIES - 0.5%
Abu Dhabi National Energy Co. PJSC, 2.00%, 4/29/28 (b)	$200,000	$197,750
AES Gener S.A., (5 year CMT + 4.917%), 6.35%, 10/7/79 (b)(c)	1,000,000	1,018,000
Alfa Desarrollo SpA, 4.55%, 9/27/51 (b)	200,000	197,400
Colbun S.A., 3.15%, 1/19/32 (b)	1,050,000	1,038,975
Consorcio Transmantaro S.A., 4.70%, 4/16/34 (b)	430,000	472,467
Engie Energia Chile S.A., 3.40%, 1/28/30 (b)	209,000	211,612
India Cleantech Energy, 4.70%, 8/10/26 (b)	900,000	913,635
Total Utilities		4,049,839
TOTAL FOREIGN CORPORATE BONDS (Cost: $64,503,558)		64,864,574
U.S. GOVERNMENT OBLIGATIONS - 7.6%
U.S. Treasury Bonds, 1.38%, 8/15/50	94,000	82,342
U.S. Treasury Bonds, 1.75%, 8/15/41	2,007,000	1,945,849
U.S. Treasury Bonds, 1.88%, 2/15/41	350,000	346,432
U.S. Treasury Bonds, 2.00%, 11/15/41	70,000	70,798
U.S. Treasury Bonds, 2.00%, 8/15/51	8,016,000	8,171,310
U.S. Treasury Bonds, 2.25%, 5/15/41	6,415,000	6,737,755
U.S. Treasury Bonds, 2.38%, 5/15/51	1,064,000	1,175,221
U.S. Treasury Bonds, 2.50%, 5/15/46	1,125,000	1,243,345
U.S. Treasury Bonds, 2.88%, 5/15/43	960,000	1,115,550
U.S. Treasury Bonds, 3.00%, 5/15/45	550,000	657,830
U.S. Treasury Bonds, 3.63%, 8/15/43	420,000	544,819
U.S. Treasury Coupon STRIP, Zero Coupon, 5/15/44	205,000	128,124
U.S. Treasury Coupon STRIP, Zero Coupon, 8/15/44	975,000	607,626
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/45	355,000	218,112
U.S. Treasury Coupon STRIP, Zero Coupon, 11/15/40	1,485,000	1,005,766
U.S. Treasury Coupon STRIP, Zero Coupon, 5/15/41	6,745,000	4,500,325
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/42	90,000	58,904
U.S. Treasury Coupon STRIP, Zero Coupon, 5/15/42	80,000	52,308

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Coupon STRIP, Zero Coupon, 11/15/42	$820,000	$528,174
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/43	650,000	416,943
U.S. Treasury Coupon STRIP, Zero Coupon, 8/15/43	480,000	304,217
U.S. Treasury Coupon STRIP, Zero Coupon, 11/15/43	485,000	306,123
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/44	1,670,000	1,047,817
U.S. Treasury Coupon STRIP, Zero Coupon, 11/15/44	490,000	302,875
U.S. Treasury Coupon STRIP, Zero Coupon, 11/15/45	560,000	341,268
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/46	405,000	244,887
U.S. Treasury Notes, 0.13%, 3/31/23	1,500,000	1,493,086
U.S. Treasury Notes, 0.13%, 8/31/23	500,000	495,605
U.S. Treasury Notes, 0.50%, 10/31/27	2,755,000	2,621,770
U.S. Treasury Notes, 0.63%, 11/30/27	250,000	239,443
U.S. Treasury Notes, 0.88%, 11/15/30	228,000	216,769
U.S. Treasury Notes, 1.00%, 12/15/24	1,925,000	1,927,106
U.S. Treasury Notes, 1.13%, 10/31/26	103,000	102,316
U.S. Treasury Notes, 1.13%, 8/31/28	1,000,000	980,625
U.S. Treasury Notes, 1.25%, 11/30/26	2,215,000	2,213,616
U.S. Treasury Notes, 1.25%, 12/31/26	10,155,000	10,143,890
U.S. Treasury Notes, 1.25%, 8/15/31	196,000	191,621
U.S. Treasury Notes, 1.38%, 9/30/23	750,000	759,082
U.S. Treasury Notes, 1.38%, 10/31/28	112,000	111,545
U.S. Treasury Notes, 1.38%, 12/31/28	1,025,000	1,020,356
U.S. Treasury Notes, 1.38%, 11/15/31	4,075,000	4,023,426
U.S. Treasury Notes, 2.88%, 5/31/25	3,860,000	4,092,655
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $62,409,984)		62,787,631

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2021

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
MUNICIPAL BONDS - 1.7%
CALIFORNIA - 0.7%
Bay Area Toll Authority, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series F2, 6.26%, 4/1/49	$150,000	$239,724
Bay Area Toll Authority, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series F1, 2.57%, 4/1/31	215,000	221,506
Chula Vista Municipal Financing Authority, Revenue Bonds, 4.28%, 12/1/48	1,000,000	1,078,758
City of Los Angeles CA, General Obligation, 3.50%, 9/1/37	315,000	338,214
City of San Francisco CA Public Utilities Commission Water Revenue, 3.30%, 11/1/39	1,230,000	1,271,692
Los Angeles Community College District, 2.11%, 8/1/32	770,000	754,503
State of California, General Obligation, 4.60%, 4/1/38	500,000	575,576
State of California, General Obligation, Build America Bonds, 7.35%, 11/1/39	275,000	434,023
Upper Santa Clara Valley Joint Powers Authority, Revenue Bonds, Water Revenue, Series A, 3.88%, 8/1/48	500,000	536,639
Total California		5,450,635
CONNECTICUT - 0.1%
Connecticut Housing Finance Authority, Revenue Bonds, 0.70%, 5/15/49 ( SOFR + 0.00%)(c)	500,000	500,119

ILLINOIS - 0.1%
Chicago Housing Authority, Revenue Bonds, Series B, 4.36%, 1/1/38	500,000	593,007
State of Illinois, General Obligation, 5.00%, 10/1/22	210,000	217,274
Total Illinois		810,281
INDIANA - 0.0% (i)
Indiana State Finance Authority, Revenue Bonds, 3.05%, 1/1/51	215,000	220,996

Investments	Principal Amount	Value
MICHIGAN - 0.4%
City of Detroit MI, General Obligation, Series B, 2.51%, 4/1/25	$650,000	$648,700
Great Lakes Water Authority Sewage Disposal System Revenue, 3.06%, 7/1/39	940,000	991,866
Great Lakes Water Authority Water Supply System Revenue, 3.47%, 7/1/41	1,330,000	1,407,282
Total Michigan		3,047,848
NEW JERSEY - 0.1%
Morris County Improvement Authority, 1.05%, 6/15/26	200,000	197,571
New Jersey Turnpike Authority, Revenue Bonds, Build America Bonds, Series F, 7.41%, 1/1/40	300,000	482,919
Total New Jersey		680,490
NEW YORK - 0.2%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, 1.88%, 7/25/37	991,970	984,310
Metropolitan Transportation Authority, 5.18%, 11/15/49	670,000	917,178
Total New York		1,901,488
OHIO - 0.1%
Ohio Water Development Authority Water Pollution Control Loan Fund, 4.88%, 12/1/34	1,000,000	1,179,874
OREGON - 0.0% (i)
Oregon State Business Development Commission, Revenue Bonds, Economic Development Revenue, 6.50%, 4/1/31 (b)(d)	500,000	30,000
TEXAS - 0.0% (i)
Texas Private Activity Bond Surface Transportation Corp., 3.92%, 12/31/49	80,000	89,499
TOTAL MUNICIPAL BONDS (Cost: $13,487,576)		13,911,230

SUPRANATIONAL BONDS - 1.1%
African Development Bank, 0.75%, 4/3/23	1,165,000	1,167,140
Arab Petroleum Invstment Corp., 1.48%, 10/6/26 (b)	1,200,000	1,185,222
Asian Development Bank, 3.13%, 9/26/28	500,000	558,898
Asian Infrastructure Investment Bank (The), 0.50%, 10/30/24	158,000	155,921
European Bank for Reconstruction & Development, 1.50%, 2/13/25	172,000	174,151
European Investment Bank, 0.63%, 10/21/27	700,000	665,974

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2021

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS
European Investment Bank, 2.38%, 5/24/27	$500,000	$524,586
European Investment Bank, 2.50%, 10/15/24	1,000,000	1,041,147
Inter-American Development Bank, 1.13%, 7/20/28	187,000	182,760
International Bank for Reconstruction & Development, 0.75%, 11/24/27	174,000	166,890
International Bank for Reconstruction & Development, Senior Note, 3.13%, 11/20/25	598,000	640,093
International Finance Corp., 0.50%, 3/20/23	187,000	186,818
Kreditanstalt fuer Wiederaufbau, 0.75%, 9/30/30	1,000,000	933,232
Kreditanstalt fuer Wiederaufbau, 1.00%, 10/1/26	805,000	793,565
Kreditanstalt fuer Wiederaufbau, (SOFR + 1.000%), 1.05%, 2/12/24 (c)	800,000	815,210
TOTAL SUPRANATIONAL BONDS (Cost: $9,138,248)		9,191,607
FOREIGN GOVERNMENT OBLIGATIONS - 1.0%
BERMUDA - 0.0% (i)
Bermuda Government International Bond, Series 144A, 2.38%, 8/20/30 (b)	200,000	199,500
CHILE - 0.2%
Chile Government International Bond, 3.10%, 5/7/41	215,000	210,377
Chile Government International Bond, 3.50%, 1/25/50	1,000,000	1,034,840
Total Chile		1,245,217

GUATEMALA - 0.1%
Guatemala Government Bond, 5.38%, 4/24/32 (b)	350,000	390,250
INDONESIA - 0.2%
Indonesia Government International Bond, 2.95%, 1/11/23	200,000	204,164
Indonesia Government International Bond, 3.50%, 1/11/28	280,000	302,014
Indonesia Government International Bond, 4.13%, 1/15/25 (b)	400,000	431,064
Perusahaan Penerbit SBSN Indonesia III, 3.75%, 3/1/23 (b)	300,000	309,885

Investments	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Perusahaan Penerbit SBSN Indonesia III, 3.90%, 8/20/24 (b)	$250,000	$267,615
Total Indonesia		1,514,742
IRAQ - 0.1%
Iraq Government AID Bond, 2.15%, 1/18/22	500,000	500,362
ITALY - 0.1%
Republic of Italy Government International Bond, 4.00%, 10/17/49	1,000,000	1,096,897
MEXICO - 0.1%
Mexico Government International Bond, 4.28%, 8/14/41	251,000	260,099
Mexico Government International Bond, 4.75%, 3/8/44	80,000	87,101
Total Mexico		347,200
PANAMA - 0.0% (i)
Panama Government International Bond, Senior Bond, 6.70%, 1/26/36	100,000	133,750
PERU - 0.2%
Peruvian Government International Bond, 2.78%, 1/23/31	107,000	106,466
Peruvian Government International Bond, 3.00%, 1/15/34	1,315,000	1,309,740
Total Peru		1,416,206
QATAR - 0.0% (i)
Qatar Government International Bond, 4.50%, 4/23/28 (b)	200,000	229,640

ROMANIA - 0.0% (i)
Romanian Government International Bond, 5.13%, 6/15/48 (b)	50,000	58,948
SAUDI ARABIA - 0.0% (i)
Saudi Government International Bond, 4.00%, 4/17/25 (b)	300,000	323,116
UNITED ARAB EMIRATES - 0.0% (i)
Abu Dhabi Government International Bond, 3.13%, 10/11/27 (b)	250,000	268,476

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2021

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
URUGUAY - 0.0% (i)
Uruguay Government International Bond, 4.98%, 4/20/55	$150,000	$196,689
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $7,567,368)		7,920,993
FOREIGN GOVERNMENT AGENCIES - 0.5%
CANADA - 0.4%
CDP Financial, Inc., Series 144A, 1.00%, 5/26/26 (b)	1,000,000	983,980
Province of Quebec Canada, 1.90%, 4/21/31	1,000,000	1,006,186
Province of Quebec Canada, 2.75%, 4/12/27	1,000,000	1,061,243
Total Canada		3,051,409
EGYPT - 0.0% (i)
Arab Republic of Egypt, 5.25%, 10/6/25 (b)	300,000	302,262
NORWAY - 0.1%
Kommunalbanken A/S, 2.13%, 2/11/25 (b)	500,000	515,829
SOUTH KOREA - 0.0% (i)
Korea Hydro & Nuclear Power Co., Ltd., 3.75%, 7/25/23 (b)	200,000	208,331
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $3,956,067)		4,077,831

BANK LOANS - 0.1%
UTILITIES - 0.1%
Exgen Renewables IV LLC 2020 Term Loan, 0.00%, 12/15/27 (Cost: $973,097)	977,496	$976,118

Investments	Shares	Value
PREFERRED STOCK - 0.2%
Financial - 0.2%
Gladstone Investment Corp., 4.88%, 11/1/28 (Cost: $1,830,000)	73,200	$1,922,964

EXCHANGE-TRADED FUNDS - 3.7%
iShares Core U.S. Aggregate Bond ETF	20,982	2,393,626
iShares JP Morgan USD Emerging Markets Bond ETF	261,864	28,558,888

TOTAL EXCHANGE-TRADED FUNDS (Cost: $31,376,305)		30,952,514
MUTUAL FUNDS - 5.1%
BrandywineGLOBAL High Yield Fund	1,911,876	21,183,587

Investments	Shares	Value
MUTUAL FUNDS (continued)
MainStay MacKay High Yield Corporate Bond Fund	3,747,345	$20,985,131
TOTAL MUTUAL FUNDS (Cost: $43,002,388)		42,168,718
COMMON STOCKS - 0.0% (i)
DIVERSIFIED FINANCIAL SERVICES - 0.0% (i)
Bruin Blocker LLC	4,367	3,930
OIL, GAS & CONSUMABLE FUELS - 0.0% (i)
Chaparral Energy, Inc.	423	18,400
Noble Corp.	76	1,024
Total Oil, Gas & Consumable Fuels		19,424
TOTAL COMMON STOCKS (Cost: $3,930)		23,354

SHORT-TERM INVESTMENTS - 5.8%
State Street Institutional Treasury Money Market Fund – Investor Class Shares, 0.06%(j) (Cost: $47,980,899)	47,980,899	47,980,899
TOTAL INVESTMENTS - 104.5% (Cost: $858,366,925)		865,690,086
OTHER ASSETS AND LIABILITIES, NET - (4.5)%		(37,141,675)
NET ASSETS - 100.0%		$828,548,411

(a)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. The security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At December 31, 2021, the value of these securities was $2,565,108, representing 0.3% of net assets.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. The security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At December 31, 2021, the value of these securities was $265,004,324, representing 32.0% of net assets.
(c)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. The security does not indicate a reference rate and spread in its description above.
(d)	Security is currently in default.
(e)	Perpetual floating rate security. Date shown reflects the next reset date.
(f)	To-be-announced (“TBA”) security.
(g)	Interest only security.
(h)	Payment-in-kind security for which the issuer may pay interest with additional debt securities or cash.
(i)	Amount is less than 0.05%.
(j)	The rate shown is the annualized seven-day yield at December 31, 2021.
ABS	Asset Backed Security

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2021

PFM Multi-Manager Fixed-Income Fund (concluded)

CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Indexes
ETF	Exchange Traded Fund

LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Funding Rate

Futures contracts open at December 31, 2021:
Description	Type	Contracts	Expiration Date	Notional Amount	Value / Net Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED - 6.7%
U.S. Treasury 5-Year Notes	Long	23,400,000	03/31/2022	$28,308,516	$47,472
U.S. Treasury Ultra Bonds	Long	7,200,000	03/22/2022	14,193,000	231,461
U.S. Treasury 2-Year Notes	Long	9,000,000	03/31/2022	9,817,734	(6,601)
U.S. Treasury 10-Year Notes	Long	2,400,000	03/22/2022	3,131,250	(407)
Total				$55,450,500	$271,925
CONTRACTS SOLD - (0.8)%
U.S. Treasury Long-Term Bonds	Short	(4,300,000)	03/22/2022	$(6,898,812)	$(24,101)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2021.	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds*	$—	$213,663,106	$—	$213,663,106
Asset-Backed Securities	—	137,361,912	—	137,361,912
U.S. Government Agencies	—	120,952,767	—	120,952,767
Commercial Mortgage-Backed Securities	—	106,933,868	—	106,933,868
Foreign Corporate Bonds*	—	64,864,574	—	64,864,574
U.S. Government Obligations	—	62,787,631	—	62,787,631
Municipal Bonds*	—	13,911,230	—	13,911,230
Supranational Bonds	—	9,191,607	—	9,191,607
Foreign Government Obligations*	—	7,920,993	—	7,920,993
Foreign Government Agencies*	—	4,077,831	—	4,077,831
Bank Loans*	—	976,118	—	976,118
Preferred Stock*	1,922,964	—	—	1,922,964
Exchange-Traded Funds	30,952,514	—	—	30,952,514
Mutual Funds	42,168,718	—	—	42,168,718
Common Stocks
Financial	—	3,930	—	3,930
Energy	—	19,424	—	19,424
Money Market Fund	47,980,899	—	—	47,980,899
Total Investments in Securities	$123,025,095	$742,664,991	$—	$865,690,086
Other Financial Instruments
Futures Contracts(a)	$278,933	$—	$—	$278,933
Liabilities:
Other Financial Instruments
Futures Contracts(a)	$(31,109)	$—	$—	$(31,109)

(a) Futures Contracts are valued at unrealized appreciation (depreciation).

* See Schedule of Investments for additional detailed categorizations.

See Notes to Schedule of Investments.

PFM Multi-Manager Series Trust

Notes to Schedule of Investments

December 31, 2021 (Unaudited)

1. Organization

PFM Multi-Manager Series Trust (the “Trust”) was organized as a Delaware statutory trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers the following series: PFM Multi-Manager Domestic Equity Fund (the “Domestic Equity Fund”), PFM Multi-Manager International Equity Fund (the “International Equity Fund”) and PFM Multi-Manager Fixed-Income Fund (the “Fixed-Income Fund”) (each a “Fund” and, collectively, the “Funds”). Each Fund consists of Institutional Class, Advisor Class and Class R shares. As of December 31, 2021, only the Institutional Class has commenced operations. The Funds are diversified for the purposes of the 1940 Act.

The Domestic Equity Fund seeks to provide long-term capital appreciation. The International Equity Fund seeks to provide long-term capital appreciation. The Fixed-Income Fund seeks to maximize total return (capital appreciation and income) consistent with reasonable risk.

Investment Valuation

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly, including quoted prices for similar investments based on interest rates, credit risk and like factors.

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement, including the Fund's own assumptions for determining fair value.

The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2021, is disclosed in each Fund’s respective Schedule of Investments.

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value ("NAV") per share as of 4:00 p.m. Eastern time each day the New York Stock Exchange ("NYSE") is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the "Board"), the Board has delegated to the adviser to the Funds, PFM Asset Management LLC (“PFMAM” or, the “Adviser”), the adviser to the Funds, the responsibility for the valuation of investments held by the Funds, subject to oversight of the Board. The Adviser has established a Valuation Committee (“VC”) to serve as its formal oversight body for the valuation of each Fund’s portfolio holdings in accordance with policies and procedures adopted by the Board. The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Portfolio securities that are primarily traded on a foreign securities exchange are generally valued at the U.S. dollar equivalent of the preceding closing values for the securities on their exchanges. If an investment is valued in a currency other than U.S. dollars, its value shall be converted into U.S. dollars at the mean of the last available bid and offer prices of such currencies against U.S. dollars quoted on a valuation date by any recognized dealer. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Funds may use fair value pricing more frequently for securities traded primarily in non- U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, after-market trading, or news events may have occurred in the interim. To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools.

Equity Securities

Equity securities, including restricted securities and preferred stocks, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts ("ADRs"), futures contracts, Exchange-Traded Funds ("ETFs") and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.

Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Debt Securities

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker- supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures Contracts

The Funds use exchange-traded futures contracts to a limited extent with the objective of using uninvested cash to gain exposure to certain equity and fixed income markets, maintain liquidity, and minimize transaction costs. Futures contracts are valued at their quoted daily settlement prices and are categorized as Level 1 in the hierarchy. Fluctuations in the value of the contracts are recorded as an asset (liability).

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

For additional information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.